UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)


                       525 Market Street, 12th Floor, San
                         Francisco, CA 94105 (Address of
                        principal executive offices) (Zip
                                      code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: September 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 58.45%

AMUSEMENT & RECREATION SERVICES: 0.13%
        2,192   HARRAH'S ENTERTAINMENT INCORPORATED                                                               $        190,551
        3,929   INTERNATIONAL GAME TECHNOLOGY                                                                              169,340

                                                                                                                           359,891
                                                                                                                  -----------------
APPAREL & ACCESSORY STORES: 0.22%
        1,014   ABERCROMBIE & FITCH COMPANY CLASS A                                                                         81,830
        5,794   GAP INCORPORATED                                                                                           106,841
        3,720   KOHL'S CORPORATION+                                                                                        213,268
        3,733   LIMITED BRANDS INCORPORATED                                                                                 85,448
        2,316   NORDSTROM INCORPORATED                                                                                     108,597

                                                                                                                           595,984
                                                                                                                  -----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.07%
        1,094   JONES APPAREL GROUP INCORPORATED<<                                                                          23,116
        1,197   LIZ CLAIBORNE INCORPORATED                                                                                  41,093
          701   POLO RALPH LAUREN CORPORATION                                                                               54,503
        1,040   VF CORPORATION                                                                                              83,980

                                                                                                                           202,692
                                                                                                                  -----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
        1,774   AUTONATION INCORPORATED+<<                                                                                  31,435
          535   AUTOZONE INCORPORATED+<<                                                                                    62,135

                                                                                                                            93,570
                                                                                                                  -----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
          700   RYDER SYSTEM INCORPORATED                                                                                   34,300
                                                                                                                  -----------------
BIOPHARMACEUTICALS: 0.35%
        4,481   CELGENE CORPORATION+                                                                                       319,540
        3,087   GENZYME CORPORATION+                                                                                       191,271
       10,846   GILEAD SCIENCES INCORPORATED+                                                                              443,276

                                                                                                                           954,087
                                                                                                                  -----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
        1,404   CENTEX CORPORATION<<                                                                                        37,304
        3,199   D.R. HORTON INCORPORATED                                                                                    40,979
          901   KB HOME<<                                                                                                   22,579
        1,632   LENNAR CORPORATION CLASS A                                                                                  36,965
        2,486   PULTE HOMES INCORPORATED                                                                                    33,834

                                                                                                                           171,661
                                                                                                                  -----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.45%
       19,770   HOME DEPOT INCORPORATED                                                                                    641,339
       17,312   LOWE'S COMPANIES INCORPORATED                                                                              485,082
        1,271   SHERWIN-WILLIAMS COMPANY<<                                                                                  83,517

                                                                                                                         1,209,938
                                                                                                                  -----------------
BUSINESS SERVICES: 3.60%
        6,889   ADOBE SYSTEMS INCORPORATED+                                                                                300,774
        1,165   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                          58,530
        1,938   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                         55,679
        2,692   AUTODESK INCORPORATED+                                                                                     134,519

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
        6,217   AUTOMATIC DATA PROCESSING INCORPORATED                                                            $        285,547
        2,355   BMC SOFTWARE INCORPORATED+<<                                                                                73,547
        4,550   CA INCORPORATED<<                                                                                          117,026
        2,104   CITRIX SYSTEMS INCORPORATED+                                                                                84,833
        1,693   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                        135,051
        2,037   COMPUTER SCIENCES CORPORATION+<<                                                                           113,868
        3,548   COMPUWARE CORPORATION+<<                                                                                    28,455
        1,587   CONVERGYS CORPORATION+                                                                                      27,550
       13,358   EBAY INCORPORATED+                                                                                         521,229
        3,641   ELECTRONIC ARTS INCORPORATED+                                                                              203,860
        5,958   ELECTRONIC DATA SYSTEMS CORPORATION                                                                        130,123
        1,670   EQUIFAX INCORPORATED                                                                                        63,660
        1,989   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                         88,252
        1,953   FISERV INCORPORATED+                                                                                        99,330
        2,704   GOOGLE INCORPORATED CLASS A+                                                                             1,533,898
        2,282   IMS HEALTH INCORPORATED                                                                                     69,920
        5,520   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                              57,298
        3,968   INTUIT INCORPORATED+                                                                                       120,230
        6,019   JUNIPER NETWORKS INCORPORATED+<<                                                                           220,356
       94,404   MICROSOFT CORPORATION                                                                                    2,781,142
        1,549   MONSTER WORLDWIDE INCORPORATED+                                                                             52,759
        2,113   NCR CORPORATION+                                                                                           105,227
        4,096   NOVELL INCORPORATED+<<                                                                                      31,293
        3,843   OMNICOM GROUP INCORPORATED                                                                                 184,810
       46,097   ORACLE CORPORATION+                                                                                        998,000
        1,919   ROBERT HALF INTERNATIONAL INCORPORATED                                                                      57,301
       41,419   SUN MICROSYSTEMS INCORPORATED+                                                                             232,361
       10,530   SYMANTEC CORPORATION+                                                                                      204,071
        4,097   UNISYS CORPORATION+                                                                                         27,122
        2,854   VERISIGN INCORPORATED+<<                                                                                    96,294
       15,773   YAHOO! INCORPORATED+                                                                                       423,347

                                                                                                                         9,717,262
                                                                                                                  -----------------

CHEMICALS & ALLIED PRODUCTS: 5.62%
       18,094   ABBOTT LABORATORIES                                                                                        970,200
        2,529   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                      247,235
       12,724   AMGEN INCORPORATED+                                                                                        719,797
        1,246   AVERY DENNISON CORPORATION                                                                                  71,047
        5,065   AVON PRODUCTS INCORPORATED                                                                                 190,089
        1,255   BARR PHARMACEUTICALS INCORPORATED+                                                                          71,422
        3,371   BIOGEN IDEC INCORPORATED+                                                                                  223,598
       23,158   BRISTOL-MYERS SQUIBB COMPANY                                                                               667,414
        1,620   CLOROX COMPANY                                                                                              98,804
        5,970   COLGATE-PALMOLIVE COMPANY                                                                                  425,780
       11,123   DOW CHEMICAL COMPANY                                                                                       478,956
       10,778   E.I. DU PONT DE NEMOURS & COMPANY                                                                          534,158
          984   EASTMAN CHEMICAL COMPANY                                                                                    65,662
        2,039   ECOLAB INCORPORATED                                                                                         96,241
       11,554   ELI LILLY & COMPANY                                                                                        657,769
        1,342   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                 56,981
        3,701   FOREST LABORATORIES INCORPORATED+                                                                          138,010
        1,839   HOSPIRA INCORPORATED+                                                                                       76,227
        1,045   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             55,239
       33,890   JOHNSON & JOHNSON                                                                                        2,226,573
        2,858   KING PHARMACEUTICALS INCORPORATED+                                                                          33,496
        6,386   MONSANTO COMPANY                                                                                           547,536
        2,913   MYLAN LABORATORIES INCORPORATED                                                                             46,491
       81,106   PFIZER INCORPORATED                                                                                      1,981,420
        1,920   PPG INDUSTRIES INCORPORATED                                                                                145,056
        3,745   PRAXAIR INCORPORATED                                                                                       313,681
       36,539   PROCTER & GAMBLE COMPANY                                                                                 2,570,153
        1,608   ROHM & HAAS COMPANY<<                                                                                       89,517

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
       18,960   SCHERING-PLOUGH CORPORATION                                                                       $        599,705
        1,537   SIGMA-ALDRICH CORPORATION                                                                                   74,913
       15,743   WYETH                                                                                                      701,351

                                                                                                                        15,174,521
                                                                                                                  -----------------
COAL MINING: 0.09%
        2,134   CONSOL ENERGY INCORPORATED                                                                                  99,444
        3,108   PEABODY ENERGY CORPORATION<<                                                                               148,780

                                                                                                                           248,224
                                                                                                                  -----------------
COMMUNICATIONS: 2.73%
        4,102   ALLTEL CORPORATION                                                                                         285,827
       71,409   AT&T INCORPORATED                                                                                        3,021,315
        5,350   AVAYA INCORPORATED+                                                                                         90,736
        1,310   CENTURYTEL INCORPORATED                                                                                     60,548
        3,983   CITIZENS COMMUNICATIONS COMPANY                                                                             57,037
        5,830   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                  218,275
       36,187   COMCAST CORPORATION CLASS A+<<                                                                             875,002
        8,893   DIRECTV GROUP INCORPORATED+                                                                                215,922
        1,787   EMBARQ CORPORATION                                                                                          99,357
        2,237   IAC/INTERACTIVECORP+                                                                                        66,372
       18,706   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                         171,347
       33,330   SPRINT NEXTEL CORPORATION                                                                                  633,270
       33,984   VERIZON COMMUNICATIONS INCORPORATED                                                                      1,504,812
        5,589   WINDSTREAM CORPORATION                                                                                      78,917

                                                                                                                         7,378,737
                                                                                                                  -----------------
DEPOSITORY INSTITUTIONS: 5.35%
       51,954   BANK OF AMERICA CORPORATION                                                                              2,611,728
       13,323   BANK OF NEW YORK MELLON CORPORATION                                                                        588,077
        6,462   BB&T CORPORATION                                                                                           261,000
       58,244   CITIGROUP INCORPORATED                                                                                   2,718,247
        1,791   COMERICA INCORPORATED                                                                                       91,842
        2,250   COMMERCE BANCORP INCORPORATED                                                                               87,255
        6,272   FIFTH THIRD BANCORP                                                                                        212,495
        1,478   FIRST HORIZON NATIONAL CORPORATION<<                                                                        39,403
        6,226   HUDSON CITY BANCORP INCORPORATED<<                                                                          95,756
        4,284   HUNTINGTON BANCSHARES INCORPORATED                                                                          72,742
       39,620   JPMORGAN CHASE & COMPANY                                                                                 1,815,388
        4,558   KEYCORP                                                                                                    147,360
          878   M&T BANK CORPORATION<<                                                                                      90,829
        3,120   MARSHALL & ILSLEY CORPORATION                                                                              136,562
        7,414   NATIONAL CITY CORPORATION<<                                                                                186,017
        2,241   NORTHERN TRUST CORPORATION                                                                                 148,511
        4,004   PNC FINANCIAL SERVICES GROUP                                                                               272,672
        8,242   REGIONS FINANCIAL CORPORATION                                                                              242,974
        4,207   SOVEREIGN BANCORP INCORPORATED<<                                                                            71,687
        4,560   STATE STREET CORPORATION                                                                                   310,810
        4,086   SUNTRUST BANKS INCORPORATED<<                                                                              309,188
        3,833   SYNOVUS FINANCIAL CORPORATION                                                                              107,516
       20,214   US BANCORP                                                                                                 657,561
       22,280   WACHOVIA CORPORATION                                                                                     1,117,342
       10,254   WASHINGTON MUTUAL INCORPORATED<<                                                                           362,069
       39,135   WELLS FARGO & COMPANY+++                                                                                 1,393,989
        9,046   WESTERN UNION COMPANY                                                                                      189,695
        1,259   ZIONS BANCORPORATION                                                                                        86,456

                                                                                                                        14,425,171
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
E-COMMERCE/SERVICES: 0.12%
        3,578   AMAZON.COM INCORPORATED+<<                                                                        $        333,291
                                                                                                                  -----------------
EATING & DRINKING PLACES: 0.40%
        1,658   DARDEN RESTAURANTS INCORPORATED                                                                             69,404
       13,953   MCDONALD'S CORPORATION                                                                                     760,020
        1,022   WENDY'S INTERNATIONAL INCORPORATED                                                                          35,678
        6,088   YUM! BRANDS INCORPORATED                                                                                   205,957

                                                                                                                         1,071,059
                                                                                                                  -----------------
EDUCATIONAL SERVICES: 0.04%
        1,663   APOLLO GROUP INCORPORATED CLASS A+<<                                                                       100,029
                                                                                                                  -----------------
ELECTRIC, GAS & SANITARY SERVICES: 2.23%
        7,828   AES CORPORATION+                                                                                           156,873
        1,944   ALLEGHENY ENERGY INCORPORATED+                                                                             101,593
        3,376   ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                     43,044
        2,430   AMEREN CORPORATION                                                                                         127,575
        4,674   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                               215,378
        3,760   CENTERPOINT ENERGY INCORPORATED<<                                                                           60,273
        2,629   CMS ENERGY CORPORATION                                                                                      44,220
        3,172   CONSOLIDATED EDISON INCORPORATED<<                                                                         146,864
        2,113   CONSTELLATION ENERGY GROUP INCORPORATED                                                                    181,274
        3,407   DOMINION RESOURCES INCORPORATED                                                                            287,210
        1,998   DTE ENERGY COMPANY                                                                                          96,783
       14,755   DUKE ENERGY CORPORATION<<                                                                                  275,771
        5,802   DYNEGY INCORPORATED CLASS A+                                                                                53,610
        3,814   EDISON INTERNATIONAL                                                                                       211,486
        8,202   EL PASO CORPORATION                                                                                        139,188
        2,291   ENTERGY CORPORATION                                                                                        248,092
        7,893   EXELON CORPORATION<<                                                                                       594,816
        3,569   FIRSTENERGY CORPORATION                                                                                    226,060
        4,763   FPL GROUP INCORPORATED                                                                                     289,971
          889   INTEGRYS ENERGY GROUP INCORPORATED                                                                          45,543
          528   NICOR INCORPORATED                                                                                          22,651
        3,210   NISOURCE INCORPORATED                                                                                       61,439
        4,137   PG&E CORPORATION                                                                                           197,749
        1,174   PINNACLE WEST CAPITAL CORPORATION                                                                           46,385
        4,485   PPL CORPORATION                                                                                            207,656
        3,031   PROGRESS ENERGY INCORPORATED                                                                               142,002
        2,977   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                               261,946
        2,021   QUESTAR CORPORATION                                                                                        106,163
        3,091   SEMPRA ENERGY                                                                                              179,649
        7,401   SPECTRA ENERGY CORPORATION                                                                                 181,176
        2,465   TECO ENERGY INCORPORATED                                                                                    40,500
        8,856   THE SOUTHERN COMPANY                                                                                       321,296
        5,399   TXU CORPORATION                                                                                            369,670
        6,077   WASTE MANAGEMENT INCORPORATED                                                                              229,346
        4,916   XCEL ENERGY INCORPORATED                                                                                   105,891

                                                                                                                         6,019,143
                                                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.62%
        6,439   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                      84,995
        4,169   ALTERA CORPORATION                                                                                         100,390
        3,643   ANALOG DEVICES INCORPORATED                                                                                131,731
        5,492   BROADCOM CORPORATION CLASS A+                                                                              200,128
        1,006   CIENA CORPORATION+<<                                                                                        38,308
       71,315   CISCO SYSTEMS INCORPORATED+                                                                              2,361,240
        2,150   COOPER INDUSTRIES LIMITED CLASS A                                                                          109,844
        9,273   EMERSON ELECTRIC COMPANY                                                                                   493,509
      119,967   GENERAL ELECTRIC COMPANY                                                                                 4,966,634

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          763   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                      $         66,015
        2,430   JABIL CIRCUIT INCORPORATED<<                                                                                55,501
        2,478   JDS UNIPHASE CORPORATION+<<                                                                                 37,071
        2,261   KLA-TENCOR CORPORATION                                                                                     126,119
        1,475   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                   150,657
        2,599   LINEAR TECHNOLOGY CORPORATION<<                                                                             90,939
        8,384   LSI LOGIC CORPORATION+                                                                                      62,209
        2,635   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                    155,096
        2,545   MICROCHIP TECHNOLOGY INCORPORATED                                                                           92,434
        8,861   MICRON TECHNOLOGY INCORPORATED+<<                                                                           98,357
        1,681   MOLEX INCORPORATED                                                                                          45,269
       27,100   MOTOROLA INCORPORATED                                                                                      502,163
        2,814   NATIONAL SEMICONDUCTOR CORPORATION                                                                          76,316
        4,166   NETWORK APPLIANCE INCORPORATED+                                                                            112,107
        1,449   NOVELLUS SYSTEMS INCORPORATED+                                                                              39,500
        6,425   NVIDIA CORPORATION+                                                                                        232,842
        1,720   QLOGIC CORPORATION+<<                                                                                       23,134
       19,602   QUALCOMM INCORPORATED                                                                                      828,381
        1,951   ROCKWELL COLLINS INCORPORATED                                                                              142,501
        5,131   TELLABS INCORPORATED+<<                                                                                     48,847
       16,732   TEXAS INSTRUMENTS INCORPORATED                                                                             612,224
        5,821   TYCO ELECTRONICS LIMITED                                                                                   206,238
          913   WHIRLPOOL CORPORATION<<                                                                                     81,348
        3,464   XILINX INCORPORATED                                                                                         90,549

                                                                                                                        12,462,596
                                                                                                                  -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.16%
        1,034   FLUOR CORPORATION<<                                                                                        148,875
        2,593   MOODY'S CORPORATION<<                                                                                      130,687
        3,982   PAYCHEX INCORPORATED                                                                                       163,262

                                                                                                                           442,824
                                                                                                                  -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.20%
        1,199   BALL CORPORATION<<                                                                                          64,446
        1,793   FORTUNE BRANDS INCORPORATED                                                                                146,112
        4,912   ILLINOIS TOOL WORKS INCORPORATED                                                                           292,952
          678   SNAP-ON INCORPORATED                                                                                        33,588

                                                                                                                           537,098
                                                                                                                  -----------------
FINANCIAL SERVICES: 0.02%
        1,848   JANUS CAPITAL GROUP INCORPORATED<<                                                                          52,261
                                                                                                                  -----------------
FOOD & KINDRED PRODUCTS: 2.11%
        8,776   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                      438,712
        7,535   ARCHER DANIELS MIDLAND COMPANY                                                                             249,258
        2,631   CAMPBELL SOUP COMPANY                                                                                       97,347
        3,337   COCA-COLA ENTERPRISES INCORPORATED                                                                          80,822
        5,734   CONAGRA FOODS INCORPORATED                                                                                 149,829
        2,271   CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                                54,981
        3,866   GENERAL MILLS INCORPORATED                                                                                 224,267
        3,736   H.J. HEINZ COMPANY                                                                                         172,603
        1,358   HERCULES INCORPORATED                                                                                       28,545
        3,106   KELLOGG COMPANY<<                                                                                          173,936
       18,462   KRAFT FOODS INCORPORATED CLASS A                                                                           637,118
        1,518   MCCORMICK & COMPANY INCORPORATED                                                                            54,602
          798   MOLSON COORS BREWING COMPANY                                                                                79,537
        1,640   PEPSI BOTTLING GROUP INCORPORATED                                                                           60,959
       18,918   PEPSICO INCORPORATED                                                                                     1,385,933
        8,483   SARA LEE CORPORATION                                                                                       141,581

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
FOOD & KINDRED PRODUCTS (continued)
       23,296   THE COCA-COLA COMPANY                                                                             $      1,338,821
        1,979   THE HERSHEY COMPANY                                                                                         91,845
        3,220   TYSON FOODS INCORPORATED CLASS A                                                                            57,477
        2,543   WM. WRIGLEY JR. COMPANY<<                                                                                  163,337

                                                                                                                         5,681,510
                                                                                                                  -----------------
FOOD STORES: 0.26%
        8,283   KROGER COMPANY                                                                                             236,231
        5,141   SAFEWAY INCORPORATED                                                                                       170,219
        8,726   STARBUCKS CORPORATION+                                                                                     228,621
        1,627   WHOLE FOODS MARKET INCORPORATED<<                                                                           79,658

                                                                                                                           714,729
                                                                                                                  -----------------
FORESTRY: 0.07%
        2,527   WEYERHAEUSER COMPANY                                                                                       182,702
                                                                                                                  -----------------
FURNITURE & FIXTURES: 0.09%
        2,045   LEGGETT & PLATT INCORPORATED<<                                                                              39,182
        4,298   MASCO CORPORATION                                                                                           99,585
        3,235   NEWELL RUBBERMAID INCORPORATED<<                                                                            93,233

                                                                                                                           232,000
                                                                                                                  -----------------
GENERAL MERCHANDISE STORES: 0.94%
        1,191   BIG LOTS INCORPORATED+<<                                                                                    35,539
        1,704   FAMILY DOLLAR STORES INCORPORATED<<                                                                         45,258
        2,595   JC PENNEY COMPANY INCORPORATED                                                                             164,445
        5,076   MACY'S INCORPORATED                                                                                        164,057
          886   SEARS HOLDINGS CORPORATION+<<                                                                              112,699
        9,912   TARGET CORPORATION                                                                                         630,106
        5,205   TJX COMPANIES INCORPORATED                                                                                 151,309
       28,103   WAL-MART STORES INCORPORATED                                                                             1,226,696

                                                                                                                         2,530,109
                                                                                                                  -----------------
HEALTH SERVICES: 0.18%
        4,268   CARDINAL HEALTH INCORPORATED                                                                               266,878
        1,373   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                107,410
          857   MANOR CARE INCORPORATED                                                                                     55,191
        5,548   TENET HEALTHCARE CORPORATION+                                                                               18,641
        1,200   WATSON PHARMACEUTICALS INCORPORATED+<<                                                                      38,880

                                                                                                                           487,000
                                                                                                                  -----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.72%
        1,132   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           51,087
        2,618   ARCHSTONE-SMITH TRUST+                                                                                     157,447
          933   AVALONBAY COMMUNITIES INCORPORATED                                                                         110,150
        1,393   BOSTON PROPERTIES INCORPORATED                                                                             144,733
        1,454   DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                   81,235
        3,244   EQUITY RESIDENTIAL                                                                                         137,416
        2,875   GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                   154,158
        6,114   HOST HOTELS & RESORTS INCORPORATED                                                                         137,198
        2,953   KIMCO REALTY CORPORATION                                                                                   133,505
        2,044   PLUM CREEK TIMBER COMPANY<<                                                                                 91,489
        3,008   PROLOGIS<<                                                                                                 199,581
        1,457   PUBLIC STORAGE INCORPORATED                                                                                114,593
        2,615   SIMON PROPERTY GROUP INCORPORATED                                                                          261,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
        1,566   VORNADO REALTY TRUST<<                                                                            $        171,242

                                                                                                                         1,945,334
                                                                                                                  -----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.13%
        3,177   BED BATH & BEYOND INCORPORATED+                                                                            108,399
        4,660   BEST BUY COMPANY INCORPORATED                                                                              214,453
        1,973   CIRCUIT CITY STORES INCORPORATED                                                                            15,606

                                                                                                                           338,458
                                                                                                                  -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.22%
        4,570   HILTON HOTELS CORPORATION<<                                                                                212,459
        3,741   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                162,621
        2,456   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           149,202
        2,091   WYNDHAM WORLDWIDE CORPORATION                                                                               68,501

                                                                                                                           592,783
                                                                                                                  -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.57%
        8,381   3M COMPANY                                                                                                 784,294
        2,124   AMERICAN STANDARD COMPANIES INCORPORATED                                                                    75,657
       10,182   APPLE INCORPORATED+                                                                                      1,563,344
       16,135   APPLIED MATERIALS INCORPORATED                                                                             333,995
        3,741   BAKER HUGHES INCORPORATED<<                                                                                338,074
          769   BLACK & DECKER CORPORATION                                                                                  64,058
        7,483   CATERPILLAR INCORPORATED                                                                                   586,892
        1,218   CUMMINS INCORPORATED                                                                                       155,770
        2,597   DEERE & COMPANY                                                                                            385,447
       26,597   DELL INCORPORATED+                                                                                         734,077
        2,395   DOVER CORPORATION                                                                                          122,025
        1,705   EATON CORPORATION                                                                                          168,863
       24,556   EMC CORPORATION                                                                                            510,765
       30,185   HEWLETT-PACKARD COMPANY                                                                                  1,502,911
        3,356   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                     182,801
       68,377   INTEL CORPORATION                                                                                        1,768,229
       15,928   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            1,876,318
        1,106   LEXMARK INTERNATIONAL INCORPORATED+                                                                         45,932
        2,085   NATIONAL OILWELL VARCO INCORPORATED+                                                                       301,283
        1,435   PALL CORPORATION                                                                                            55,822
        1,360   PARKER HANNIFIN CORPORATION<<                                                                              152,089
        2,574   PITNEY BOWES INCORPORATED                                                                                  116,911
        2,667   SANDISK CORPORATION+<<                                                                                     146,952
        2,347   SMITH INTERNATIONAL INCORPORATED                                                                           167,576
       10,700   SOLECTRON CORPORATION+                                                                                      41,730
          961   STANLEY WORKS                                                                                               53,941
        1,193   TEREX CORPORATION+                                                                                         106,201

                                                                                                                        12,341,957
                                                                                                                  -----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.21%
        3,427   AON CORPORATION<<                                                                                          153,564
        1,973   HUMANA INCORPORATED+                                                                                       137,873
        6,346   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    161,823
        4,224   UNUMPROVIDENT CORPORATION                                                                                  103,361

                                                                                                                           556,621
                                                                                                                  -----------------
INSURANCE CARRIERS: 3.20%
        3,852   ACE LIMITED                                                                                                233,316
        5,987   AETNA INCORPORATED                                                                                         324,914

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS (continued)
        5,719   AFLAC INCORPORATED<<                                                                              $        326,212
        6,849   ALLSTATE CORPORATION                                                                                       391,694
        1,191   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                        74,926
       30,025   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                2,031,191
        1,129   ASSURANT INCORPORATED<<                                                                                     60,402
        4,605   CHUBB CORPORATION                                                                                          247,012
        3,311   CIGNA CORPORATION                                                                                          176,443
        2,013   CINCINNATI FINANCIAL CORPORATION                                                                            87,183
        5,183   GENWORTH FINANCIAL INCORPORATED                                                                            159,274
        3,719   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                             344,193
        1,927   LEUCADIA NATIONAL CORPORATION                                                                               92,920
        3,169   LINCOLN NATIONAL CORPORATION                                                                               209,059
        5,205   LOEWS CORPORATION                                                                                          251,662
        1,481   MBIA INCORPORATED                                                                                           90,415
        8,697   METLIFE INCORPORATED                                                                                       606,442
          959   MGIC INVESTMENT CORPORATION<<                                                                               30,985
        3,109   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                     196,147
        5,374   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                        524,395
        1,218   SAFECO CORPORATION                                                                                          74,566
        8,478   THE PROGRESSIVE CORPORATION<<                                                                              164,558
        7,686   THE TRAVELERS COMPANIES INCORPORATED                                                                       386,913
        1,120   TORCHMARK CORPORATION                                                                                       69,798
       15,512   UNITEDHEALTH GROUP INCORPORATED                                                                            751,246
        7,069   WELLPOINT INCORPORATED+                                                                                    557,885
        2,127   XL CAPITAL LIMITED CLASS A                                                                                 168,458

                                                                                                                         8,632,209
                                                                                                                  -----------------
LEATHER & LEATHER PRODUCTS: 0.08%
        4,368   COACH INCORPORATED+<<                                                                                      206,475
                                                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.92%
        4,525   AGILENT TECHNOLOGIES INCORPORATED+                                                                         166,882
        2,147   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                74,372
          648   BAUSCH & LOMB INCORPORATED                                                                                  41,472
        2,849   BECTON DICKINSON & COMPANY                                                                                 233,760
       15,620   BOSTON SCIENTIFIC CORPORATION+                                                                             217,899
        1,210   C.R. BARD INCORPORATED                                                                                     106,710
        5,821   COVIDIEN LIMITED                                                                                           241,572
        2,886   DANAHER CORPORATION                                                                                        238,701
        3,360   EASTMAN KODAK COMPANY<<                                                                                     89,914
          631   MILLIPORE CORPORATION+<<                                                                                    47,830
        1,420   PERKINELMER INCORPORATED                                                                                    41,478
        1,830   QUEST DIAGNOSTICS INCORPORATED                                                                             105,719
        5,120   RAYTHEON COMPANY                                                                                           326,758
        1,786   ROCKWELL AUTOMATION INCORPORATED<<                                                                         124,145
          888   TEKTRONIX INCORPORATED                                                                                      24,633
        2,220   TERADYNE INCORPORATED+                                                                                      30,636
        4,994   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                     288,254
        1,168   WATERS CORPORATION+                                                                                         78,163

                                                                                                                         2,478,898
                                                                                                                  -----------------
MEDICAL EQUIPMENT & SUPPLIES: 0.37%
       13,278   MEDTRONIC INCORPORATED                                                                                     749,012
        3,991   ST. JUDE MEDICAL INCORPORATED+                                                                             175,883
        1,480   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                        61,997

                                                                                                                           986,892
                                                                                                                  -----------------

MEDICAL MANAGEMENT SERVICES: 0.21%
        1,829   COVENTRY HEALTH CARE INCORPORATED+                                                                         113,782


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
MEDICAL MANAGEMENT SERVICES (continued)
        3,019   EXPRESS SCRIPTS INCORPORATED+                                                                     $        168,521
        3,170   MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                     286,536

                                                                                                                           568,839
                                                                                                                  -----------------
MEDICAL PRODUCTS: 0.88%
        3,600   ALLERGAN INCORPORATED                                                                                      232,092
        7,548   BAXTER INTERNATIONAL INCORPORATED                                                                          424,801
       25,481   MERCK & COMPANY INCORPORATED                                                                             1,317,113
        2,778   STRYKER CORPORATION<<                                                                                      191,015
        2,765   ZIMMER HOLDINGS INCORPORATED+                                                                              223,937

                                                                                                                         2,388,958
                                                                                                                  -----------------
METAL MINING: 0.26%
        4,469   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                        468,753
        5,286   NEWMONT MINING CORPORATION                                                                                 236,443

                                                                                                                           705,196
                                                                                                                  -----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
        1,118   VULCAN MATERIALS COMPANY                                                                                    99,670
                                                                                                                  -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.19%
        1,873   HASBRO INCORPORATED                                                                                         52,219
        4,620   MATTEL INCORPORATED                                                                                        108,385
        1,600   TIFFANY & COMPANY<<                                                                                         83,760
        5,821   TYCO INTERNATIONAL LIMITED                                                                                 258,081

                                                                                                                           502,445
                                                                                                                  -----------------
MISCELLANEOUS RETAIL: 0.69%
        5,127   COSTCO WHOLESALE CORPORATION                                                                               314,644
       17,339   CVS CAREMARK CORPORATION                                                                                   687,145
          712   DILLARD'S INCORPORATED CLASS A                                                                              15,543
        3,193   OFFICE DEPOT INCORPORATED+                                                                                  65,840
          881   OFFICEMAX INCORPORATED                                                                                      30,192
        1,613   RADIOSHACK CORPORATION                                                                                      33,325
        8,359   STAPLES INCORPORATED                                                                                       179,635
       11,634   WALGREEN COMPANY                                                                                           549,590

                                                                                                                         1,875,914
                                                                                                                  -----------------
MOTION PICTURES: 0.81%
       27,105   NEWS CORPORATION CLASS A<<                                                                                 596,039
       43,664   TIME WARNER INCORPORATED                                                                                   801,671
       22,725   WALT DISNEY COMPANY                                                                                        781,513

                                                                                                                         2,179,223
                                                                                                                  -----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.48%
        3,615   FEDEX CORPORATION                                                                                          378,671
       12,291   UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                               923,054

                                                                                                                         1,301,725
                                                                                                                  -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.10%
        2,200   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                       94,006
       13,849   AMERICAN EXPRESS COMPANY                                                                                   822,215
        4,890   CAPITAL ONE FINANCIAL CORPORATION<<                                                                        324,843
        2,233   CIT GROUP INCORPORATED                                                                                      89,767


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
        6,744   COUNTRYWIDE FINANCIAL CORPORATION<<                                                               $        128,203
        5,587   DISCOVER FINANCIAL SERVICES                                                                                116,210
       11,397   FANNIE MAE                                                                                                 693,052
        7,612   FREDDIE MAC                                                                                                449,184
        4,831   SLM CORPORATION+                                                                                           239,956

                                                                                                                         2,957,436
                                                                                                                  -----------------
OFFICE EQUIPMENT: 0.07%
       10,957   XEROX CORPORATION+                                                                                         189,994
                                                                                                                  -----------------
OIL & GAS EXTRACTION: 1.99%
        5,431   ANADARKO PETROLEUM CORPORATION<<                                                                           291,916
        3,887   APACHE CORPORATION                                                                                         350,063
        3,414   BJ SERVICES COMPANY                                                                                         90,642
        4,804   CHESAPEAKE ENERGY CORPORATION                                                                              169,389
        5,221   DEVON ENERGY CORPORATION                                                                                   434,387
        1,732   ENSCO INTERNATIONAL INCORPORATED                                                                            97,165
        2,866   EOG RESOURCES INCORPORATED                                                                                 207,298
       10,422   HALLIBURTON COMPANY<<                                                                                      400,205
        3,292   NABORS INDUSTRIES LIMITED+                                                                                 101,295
        3,143   NOBLE CORPORATION                                                                                          154,164
        9,726   OCCIDENTAL PETROLEUM CORPORATION                                                                           623,242
        1,293   ROWAN COMPANIES INCORPORATED                                                                                47,298
       13,957   SCHLUMBERGER LIMITED                                                                                     1,465,485
        3,387   TRANSOCEAN INCORPORATED+<<                                                                                 382,900
        3,945   WEATHERFORD INTERNATIONAL LIMITED+                                                                         265,025
        4,517   XTO ENERGY INCORPORATED                                                                                    279,331

                                                                                                                         5,359,805
                                                                                                                  -----------------
PAPER & ALLIED PRODUCTS: 0.14%
        1,223   BEMIS COMPANY INCORPORATED<<                                                                                35,602
        5,030   INTERNATIONAL PAPER COMPANY<<                                                                              180,426
        2,147   MEADWESTVACO CORPORATION                                                                                    63,401
        1,530   PACTIV CORPORATION+                                                                                         43,850
        1,240   TEMPLE-INLAND INCORPORATED                                                                                  65,261

                                                                                                                           388,540
                                                                                                                  -----------------
PERSONAL SERVICES: 0.05%
        1,579   CINTAS CORPORATION                                                                                          58,581
        3,800   H & R BLOCK INCORPORATED<<                                                                                  80,484

                                                                                                                           139,065
                                                                                                                  -----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.26%
          654   ASHLAND INCORPORATED                                                                                        39,377
       24,959   CHEVRON CORPORATION                                                                                      2,335,663
       19,051   CONOCOPHILLIPS                                                                                           1,672,106
       64,938   EXXON MOBIL CORPORATION                                                                                  6,010,661
        3,239   HESS CORPORATION                                                                                           215,491
        7,974   MARATHON OIL CORPORATION<<                                                                                 454,690
        2,207   MURPHY OIL CORPORATION<<                                                                                   154,247
        1,409   SUNOCO INCORPORATED                                                                                         99,729
        1,602   TESORO PETROLEUM CORPORATION                                                                                73,724
        6,484   VALERO ENERGY CORPORATION                                                                                  435,595

                                                                                                                        11,491,283
                                                                                                                  -----------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
PIPELINES: 0.09%
        7,027   WILLIAMS COMPANIES INCORPORATED                                                                   $        239,340
                                                                                                                  -----------------
PRIMARY METAL INDUSTRIES: 0.42%
       10,350   ALCOA INCORPORATED                                                                                         404,892
        1,196   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                      131,500
        3,370   NUCOR CORPORATION                                                                                          200,414
        1,614   PRECISION CASTPARTS CORPORATION                                                                            238,840
        1,384   UNITED STATES STEEL CORPORATION                                                                            146,621

                                                                                                                         1,122,267
                                                                                                                  -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.43%
        8,019   CBS CORPORATION CLASS B<<                                                                                  252,599
          763   DOW JONES & COMPANY INCORPORATED                                                                            45,551
        1,050   E.W. SCRIPPS COMPANY CLASS A                                                                                44,100
        2,726   GANNETT COMPANY INCORPORATED                                                                               119,126
        3,968   MCGRAW-HILL COMPANIES INCORPORATED                                                                         202,011
          450   MEREDITH CORPORATION                                                                                        25,785
        1,685   NEW YORK TIMES COMPANY CLASS A<<                                                                            33,296
        2,600   RR DONNELLEY & SONS COMPANY                                                                                 95,056
          901   TRIBUNE COMPANY+<<                                                                                          24,615
        8,039   VIACOM INCORPORATED CLASS B+<<                                                                             313,280

                                                                                                                         1,155,419
                                                                                                                  -----------------
RAILROAD TRANSPORTATION: 0.41%
        3,517   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                   285,475
        5,140   CSX CORPORATION                                                                                            219,632
        4,608   NORFOLK SOUTHERN CORPORATION                                                                               239,201
        3,119   UNION PACIFIC CORPORATION                                                                                  352,634

                                                                                                                         1,096,942
                                                                                                                  -----------------
REAL ESTATE: 0.02%
        2,308   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                64,255
                                                                                                                  -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
        1,891   SEALED AIR CORPORATION                                                                                      48,334
        2,470   THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                       75,113

                                                                                                                           123,447
                                                                                                                  -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.72%
        2,754   AMERIPRISE FINANCIAL INCORPORATED                                                                          173,805
        1,359   BEAR STEARNS COMPANIES INCORPORATED<<                                                                      166,899
       11,096   CHARLES SCHWAB CORPORATION                                                                                 239,674
          621   CME GROUP INCORPORATED                                                                                     364,744
        4,979   E*TRADE FINANCIAL CORPORATION+<<                                                                            65,026
        1,025   FEDERATED INVESTORS INCORPORATED CLASS B                                                                    40,693
        1,900   FRANKLIN RESOURCES INCORPORATED                                                                            242,250
        4,749   GOLDMAN SACHS GROUP INCORPORATED                                                                         1,029,298
          811   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                    123,191
        1,554   LEGG MASON INCORPORATED                                                                                    130,987
        6,214   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                      383,590
       10,091   MERRILL LYNCH & COMPANY INCORPORATED                                                                       719,286
       12,323   MORGAN STANLEY                                                                                             776,349
        3,104   T. ROWE PRICE GROUP INCORPORATED<<                                                                         172,862

                                                                                                                         4,628,654
                                                                                                                  -----------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.17%
       18,417   CORNING INCORPORATED                                                                              $        453,979
                                                                                                                  -----------------
TOBACCO PRODUCTS: 0.72%
       24,648   ALTRIA GROUP INCORPORATED                                                                                1,713,775
        2,003   REYNOLDS AMERICAN INCORPORATED<<                                                                           127,371
        1,866   UST INCORPORATED                                                                                            92,554

                                                                                                                         1,933,700
                                                                                                                  -----------------
TRANSPORTATION BY AIR: 0.05%
        8,749   SOUTHWEST AIRLINES COMPANY                                                                                 129,485
                                                                                                                  -----------------
TRANSPORTATION EQUIPMENT: 1.94%
        9,176   BOEING COMPANY                                                                                             963,388
        1,040   BRUNSWICK CORPORATION                                                                                       23,774
       24,583   FORD MOTOR COMPANY+<<                                                                                      208,710
        4,750   GENERAL DYNAMICS CORPORATION                                                                               401,233
        6,625   GENERAL MOTORS CORPORATION<<                                                                               243,138
        1,989   GENUINE PARTS COMPANY                                                                                       99,450
        1,466   GOODRICH CORPORATION                                                                                       100,025
        2,941   HARLEY-DAVIDSON INCORPORATED                                                                               135,904
        8,762   HONEYWELL INTERNATIONAL INCORPORATED                                                                       521,076
        2,120   ITT CORPORATION                                                                                            144,012
        2,318   JOHNSON CONTROLS INCORPORATED                                                                              273,779
        4,065   LOCKHEED MARTIN CORPORATION                                                                                441,012
        4,024   NORTHROP GRUMMAN CORPORATION                                                                               313,872
        2,910   PACCAR INCORPORATED                                                                                        248,078
        2,923   TEXTRON INCORPORATED                                                                                       181,840
       11,612   UNITED TECHNOLOGIES CORPORATION                                                                            934,534

                                                                                                                         5,233,825
                                                                                                                  -----------------
TRANSPORTATION SERVICES: 0.04%
        2,020   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                       109,666
                                                                                                                  -----------------
TRAVEL & RECREATION: 0.09%
        5,108   CARNIVAL CORPORATION<<                                                                                     247,380
                                                                                                                  -----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.38%
        2,109   AMERISOURCEBERGEN CORPORATION<<                                                                             95,601
        1,012   BROWN-FORMAN CORPORATION CLASS B<<                                                                          75,809
        1,516   DEAN FOODS COMPANY+                                                                                         38,779
        3,465   MCKESSON CORPORATION                                                                                       203,707
        4,526   NIKE INCORPORATED CLASS B                                                                                  265,495
        2,459   SUPERVALU INCORPORATED                                                                                      95,926
        7,141   SYSCO CORPORATION                                                                                          254,148

                                                                                                                         1,029,465
                                                                                                                  -----------------
WHOLESALE TRADE-DURABLE GOODS: 0.18%
        4,983   KIMBERLY-CLARK CORPORATION                                                                                 350,106
        1,638   PATTERSON COMPANIES INCORPORATED+                                                                           63,243
          839   W.W. GRAINGER INCORPORATED                                                                                  76,513

                                                                                                                           489,862
                                                                                                                  -----------------

TOTAL COMMON STOCKS (COST $124,593,108)                                                                                157,697,795
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES: 36.57%

US TREASURY BONDS: 36.57%
$  19,231,000   US TREASURY BOND<<                                                     6.13%        11/15/2027    $     22,252,363
   10,024,000   US TREASURY BOND<<                                                     5.50         08/15/2028          10,819,655
    9,614,000   US TREASURY BOND<<                                                     5.25         11/15/2028          10,076,674
    9,839,000   US TREASURY BOND<<                                                     5.25         02/15/2029          10,312,502
    9,189,000   US TREASURY BOND<<                                                     6.13         08/15/2029          10,719,538
   15,263,000   US TREASURY BOND<<                                                     6.25         05/15/2030          18,143,891
   15,264,000   US TREASURY BOND<<                                                     5.38         02/15/2031          16,339,639

                                                                                                                        98,664,262
                                                                                                                  -----------------

TOTAL US TREASURY SECURITIES (COST $94,828,035)                                                                         98,664,262
                                                                                                                  -----------------
COLLATERAL FOR SECURITIES LENDING: 44.58%

COLLATERAL INVESTED IN OTHER ASSETS: 44.58%
    2,813,454   ALPINE SECURITIZATION CORPORATION                                      5.30         10/03/2007           2,812,638
      351,682   AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.23         11/21/2007             351,590
        3,869   AMERICAN GENERAL FINANCE CORPORATION+/-                                5.48         01/18/2008               3,868
    1,055,045   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30         10/02/2007           1,054,887
    1,142,649   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.30         10/24/2007           1,138,821
    1,406,727   ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.12         04/25/2008           1,406,685
      879,204   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.03         10/25/2007             879,213
    1,055,045   BANK OF MONTREAL                                                       5.08         10/22/2007           1,054,898
    3,165,136   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $3,165,611)                                                      5.40         10/01/2007           3,165,136
    1,758,409   BARTON CAPITAL CORPORATION                                             5.23         10/02/2007           1,758,145
    1,406,727   BARTON CAPITAL CORPORATION                                             5.24         10/15/2007           1,403,857
    1,758,409   BASF FINANCE EUROPE NV+/-++                                            5.35         10/17/2008           1,758,567
      879,204   BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.33         10/05/2007             879,204
    1,758,409   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,758,668)            5.30         10/01/2007           1,758,409
    4,396,022   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $4,396,675)                        5.35         10/01/2007           4,396,022
    1,696,865   BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.37         10/03/2007           1,696,865
    1,055,045   BNP PARIBAS+/-                                                         5.33         05/07/2008           1,054,296
    1,758,409   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,758,669)                                            5.33         10/01/2007           1,758,409
      527,523   CANCARA ASSET SECURITIZATION LIMITED++                                 5.19         10/17/2007             526,294
      527,523   CHARIOT FUNDING LLC++                                                  5.31         10/09/2007             526,905
    1,406,727   CHARIOT FUNDING LLC++                                                  5.37         10/04/2007           1,406,108
    1,002,293   CHEYNE FINANCE LLC+/-++                                                4.98         02/25/2008             960,187
      351,682   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007             349,793
    8,353,623   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $8,354,860)                                            5.33         10/01/2007           8,353,623
      175,841   CLIPPER RECEIVABLES CORPORATION++                                      5.22         10/01/2007             175,841
   10,263,686   COBBLER FUNDING LIMITED++                                              5.13         10/25/2007          10,227,763
      791,284   CREDIT AGRICOLE SA                                                     5.49         02/25/2008             790,809
       80,535   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-            5.97         10/29/2007              80,584
    5,649,454   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $5,650,294)                             5.35         10/01/2007           5,649,454
      879,204   CULLINAN FINANCE CORPORATION+/-++                                      5.32         08/04/2008             879,011
    1,652,904   EBBETS FUNDING LLC++                                                   5.90         10/01/2007           1,652,904
      703,364   ERASMUS CAPITAL CORPORATION++                                          5.34         10/10/2007             702,442
    2,461,773   ERASMUS CAPITAL CORPORATION++                                          5.65         10/01/2007           2,461,773
    1,758,409   FAIRWAY FINANCE CORPORATION++                                          5.30         10/05/2007           1,757,389
      316,514   FAIRWAY FINANCE CORPORATION++                                          5.31         10/10/2007             316,099
      527,523   FALCON ASSET SECURITIZATION CORPORATION                                5.35         11/06/2007             524,758
      351,682   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.38         10/31/2007             350,145
      879,204   GALLEON CAPITAL LLC++                                                  5.25         10/02/2007             879,073

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,055,045   GALLEON CAPITAL LLC++                                                  5.28%        10/01/2007    $      1,055,045
    1,336,391   GALLEON CAPITAL LLC                                                    5.34         10/19/2007           1,332,889
      562,691   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.83         06/16/2008             562,691
    1,230,886   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.82         08/16/2008           1,230,886
    3,453,515   K2 (USA) LLC                                                           6.11         10/05/2007           3,451,512
    1,266,054   KESTREL FUNDING US LLC+/-++                                            5.10         02/25/2008           1,264,890
       87,920   LIBERTY LIGHT US CAPITAL+/-++                                          5.02         11/21/2007              87,811
    1,405,918   LIBERTY STREET FUNDING CORPORATION++                                   5.26         10/09/2007           1,404,273
    2,637,613   LIQUID FUNDING LIMITED+/-++                                            5.70         06/11/2008           2,639,776
       35,168   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              5.53         02/15/2008              35,182
       26,376   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.44         01/02/2008              26,371
      879,204   METLIFE GLOBAL FUNDING I+/-++                                          5.13         10/21/2008             878,387
      527,523   MORGAN STANLEY+/-                                                      5.32         04/07/2008             527,523
       75,612   MORGAN STANLEY+/-                                                      5.48         11/09/2007              75,599
    8,385,645   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $8,386,887)                                            5.33         10/01/2007           8,385,645
      540,711   MORGAN STANLEY SERIES EXL+/-                                           5.83         10/14/2008             540,143
      879,204   NATEXIS BANQUES POPULAIRES+/-++                                        5.35         11/09/2007             879,855
    2,074,923   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.35         10/01/2007           2,074,923
    1,582,568   PERRY GLOBAL FUNDING LLC SERIES A                                      5.59         10/11/2007           1,580,258
      625,994   PREMIUM ASSET TRUST+/-++                                               5.50         07/15/2008             626,695
    1,651,322   RACERS TRUST SERIES 2004-6-MM+/-++                                     5.19         03/24/2008           1,649,370
    2,335,870   REGENCY MARKETS #1 LLC++                                               5.21         10/12/2007           2,332,133
      527,523   REGENCY MARKETS #1 LLC++                                               5.25         10/04/2007             527,291
      703,364   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.55         10/05/2007             703,378
    2,813,454   SCALDIS CAPITAL LIMITED++                                              5.26         10/04/2007           2,812,216
      545,107   SCALDIS CAPITAL LIMITED                                                5.29         10/22/2007             543,439
      633,027   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33         10/26/2007             632,958
      485,321   SHEFFIELD RECEIVABLES CORPORATION++                                    5.25         10/05/2007             485,039
      703,364   SLM CORPORATION+/-++                                                   5.81         05/12/2008             697,195
    1,406,727   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36         04/03/2008           1,406,235
    2,461,773   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.35         10/15/2007           2,456,751
      675,897   THE TRAVELERS INSURANCE COMPANY+/-                                     5.89         02/08/2008             675,884
      847,201   THUNDER BAY FUNDING INCORPORATED                                       5.31         10/09/2007             846,210
      527,523   THUNDER BAY FUNDING INCORPORATED                                       5.32         10/25/2007             525,676
    3,516,818   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.45         08/01/2008           3,516,818
      879,204   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.84         10/08/2008             877,596
      189,908   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.62         12/03/2007             189,942
       59,786   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.70         12/13/2007              59,792
      351,682   VERSAILLES CDS LLC                                                     5.39         10/16/2007             350,912
    1,301,223   VERSAILLES CDS LLC                                                     5.40         10/23/2007           1,297,046
      879,204   VICTORIA FINANCE LLC+/-++                                              5.34         08/07/2008             879,204
      879,204   VICTORIA FINANCE LLC+/-++                                              5.84         05/02/2008             879,204
        3,517   WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36         10/19/2007               3,517
      351,687   ZELA FINANCE CORPORATION                                               5.32         10/26/2007             350,403

                                                                                                                       120,261,028
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $120,261,028)                                                            120,261,028
                                                                                                                  -----------------

SHORT-TERM INVESTMENTS: 4.52%

SHARES
MUTUAL FUNDS: 3.37%
    9,100,696   WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                             9,100,696
                                                                                                                  -----------------
PRINCIPAL
US TREASURY BILLS: 1.15%
$   3,050,000   US TREASURY BILL^#                                                     3.99         02/07/2008           3,007,901

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BILLS (continued)
$     100,000   US TREASURY BILL^#                                                     4.93%        02/07/2008    $         98,620

                                                                                                                         3,106,521
                                                                                                                  -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,206,131)                                                                         12,207,217
                                                                                                                  -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $351,888,302)*                                     144.12%                                                  $    388,830,302

OTHER ASSETS AND LIABILITIES, NET                        (44.12)                                                      (119,043,134)
                                                         -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                  $    269,787,168
                                                         -------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,059,267.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 96.59%

APPAREL & ACCESSORY STORES: 1.00%
        5,903   KOHL'S CORPORATION+                                                                               $        338,419
                                                                                                                  -----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.22%
       24,060   JONES APPAREL GROUP INCORPORATED<<                                                                         508,388
        7,230   VF CORPORATION                                                                                             583,823

                                                                                                                         1,092,211
                                                                                                                  -----------------
BUSINESS SERVICES: 5.41%
       28,650   MICROSOFT CORPORATION                                                                                      844,029
       20,640   OMNICOM GROUP INCORPORATED                                                                                 992,578

                                                                                                                         1,836,607
                                                                                                                  -----------------
CHEMICALS & ALLIED PRODUCTS: 9.98%
       11,270   AVERY DENNISON CORPORATION                                                                                 642,615
        8,910   AVON PRODUCTS INCORPORATED                                                                                 334,392
       11,740   COLGATE-PALMOLIVE COMPANY                                                                                  837,297
        4,350   HENKEL KGAA ADR                                                                                            204,892
        9,300   HENKEL KGAA ADR PREFERRED                                                                                  476,401
       13,570   JOHNSON & JOHNSON                                                                                          891,549

                                                                                                                         3,387,146
                                                                                                                  -----------------
COMMUNICATIONS: 3.71%
       34,692   VODAFONE GROUP PLC ADR                                                                                   1,259,320
                                                                                                                  -----------------
DEPOSITORY INSTITUTIONS: 8.08%
       21,470   BANK OF AMERICA CORPORATION                                                                              1,079,297
       12,625   JPMORGAN CHASE & COMPANY                                                                                   578,478
       15,870   STATE STREET CORPORATION                                                                                 1,081,699

                                                                                                                         2,739,474
                                                                                                                  -----------------
EATING & DRINKING PLACES: 2.98%
       18,541   MCDONALD'S CORPORATION                                                                                   1,009,928
                                                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.53%
       44,140   FLEXTRONICS INTERNATIONAL LIMITED+                                                                         493,485
       22,690   GENERAL ELECTRIC COMPANY                                                                                   939,366
       21,810   MOLEX INCORPORATED CLASS A                                                                                 553,102
        6,422   TYCO ELECTRONICS LIMITED                                                                                   227,531

                                                                                                                         2,213,484
                                                                                                                  -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.43%
       13,830   ILLINOIS TOOL WORKS INCORPORATED                                                                           824,821
                                                                                                                  -----------------
FOOD & KINDRED PRODUCTS: 3.37%
       10,080   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                      503,899
        7,280   DIAGEO PLC ADR                                                                                             638,674

                                                                                                                         1,142,573
                                                                                                                  -----------------
GENERAL MERCHANDISE STORES: 1.81%
       14,060   WAL-MART STORES INCORPORATED                                                                               613,719
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES: 2.68%
          230   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                          $        908,960
                                                                                                                  -----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.93%
        9,680   WILLIAMS-SONOMA INCORPORATED<<                                                                             315,762
                                                                                                                  -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.54%
       19,840   DELL INCORPORATED+                                                                                         547,584
       12,100   DIEBOLD INCORPORATED                                                                                       549,582
       18,620   DOVER CORPORATION                                                                                          948,689
        5,590   EATON CORPORATION                                                                                          553,634
       14,030   PITNEY BOWES INCORPORATED                                                                                  637,243

                                                                                                                         3,236,732
                                                                                                                  -----------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.64%
       21,860   WILLIS GROUP HOLDINGS LIMITED                                                                              894,948
                                                                                                                  -----------------
INSURANCE CARRIERS: 7.93%
       15,880   ALLSTATE CORPORATION                                                                                       908,177
       16,110   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                1,089,842
       11,330   MBIA INCORPORATED                                                                                          691,697

                                                                                                                         2,689,716
                                                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.72%
        4,690   BECTON DICKINSON & COMPANY                                                                                 384,815
       39,860   BOSTON SCIENTIFIC CORPORATION+                                                                             556,047
        6,422   COVIDIEN LIMITED                                                                                           266,513
       18,590   QUEST DIAGNOSTICS INCORPORATED                                                                           1,073,944

                                                                                                                         2,281,319
                                                                                                                  -----------------
MEDICAL PRODUCTS: 1.52%
        9,170   BAXTER INTERNATIONAL INCORPORATED                                                                          516,088
                                                                                                                  -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.94%
        7,222   TYCO INTERNATIONAL LIMITED                                                                                 320,223
                                                                                                                  -----------------
MISCELLANEOUS RETAIL: 1.06%
       15,480   ZALE CORPORATION+<<                                                                                        358,207
                                                                                                                  -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.92%
       19,550   AMERICAN EXPRESS COMPANY                                                                                 1,160,684
       26,700   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                        507,567

                                                                                                                         1,668,251
                                                                                                                  -----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.63%
       13,290   EXXON MOBIL CORPORATION                                                                                  1,230,122
                                                                                                                  -----------------
PRIMARY METAL INDUSTRIES: 1.14%
        6,790   HUBBELL INCORPORATED CLASS B                                                                               387,845
                                                                                                                  -----------------
TRAVEL & RECREATION: 2.01%
       14,110   CARNIVAL CORPORATION<<                                                                                     683,347
                                                                                                                  -----------------
WHOLESALE TRADE-DURABLE GOODS: 2.41%
       11,630   KIMBERLY-CLARK CORPORATION                                                                                 817,122
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
TOTAL COMMON STOCKS (COST $29,090,055)                                                                                  32,766,344
                                                                                                                  -----------------
COLLATERAL FOR SECURITIES LENDING: 7.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.31%
       33,681   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   33,681
       33,681   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      33,681
       39,095   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             39,095

                                                                                                                           106,457
                                                                                                                  -----------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.82%
$      26,945   ALPINE SECURITIZATION CORPORATION                                     5.30%         10/03/2007              26,937
        4,491   ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30          10/02/2007               4,490
       22,454   ATLANTIC ASSET SECURITIZATION CORPORATION                             5.30          10/24/2007              22,379
       11,227   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                    5.03          10/25/2007              11,227
       11,227   BANCO SANTANDER TOTTA LN+++/-                                         5.76          10/15/2008              11,226
       11,227   BANK OF IRELAND SERIES EXTC+++/-                                      5.35          10/14/2008              11,210
       15,718   BANK OF MONTREAL                                                      5.08          10/22/2007              15,716
       40,418   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $40,424)                                                        5.40          10/01/2007              40,418
       15,718   BARTON CAPITAL CORPORATION                                            5.23          10/02/2007              15,716
       14,820   BARTON CAPITAL CORPORATION                                            5.24          10/15/2007              14,790
       12,225   BARTON CAPITAL CORPORATION                                            5.27          10/19/2007              12,193
       22,454   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $22,457)              5.30          10/01/2007              22,454
       62,872   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $62,881)                          5.35          10/01/2007              62,872
        8,982   BNP PARIBAS+/-                                                        5.33          05/07/2008               8,975
        4,833   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $4,834)                                               5.29          10/01/2007               4,833
       67,363   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $67,373)                                              5.33          10/01/2007              67,363
       12,125   CAFCO LLC++                                                           5.20          10/02/2007              12,123
        6,736   CANCARA ASSET SECURITIZATION LIMITED++                                5.19          10/17/2007               6,721
       15,269   CHARIOT FUNDING LLC                                                   5.18          10/18/2007              15,231
       15,718   CHARIOT FUNDING LLC++                                                 5.31          10/09/2007              15,700
       15,718   CHARIOT FUNDING LLC++                                                 5.37          10/04/2007              15,711
       29,190   CHEYNE FINANCE LLC+++/-                                               4.98          02/25/2008              27,964
       22,454   CHEYNE FINANCE LLC+++/-                                               5.29          05/19/2008              22,454
        4,491   CIT GROUP INCORPORATED+/-                                             5.67          12/19/2007               4,467
        4,951   CIT GROUP INCORPORATED+/-                                             5.73          11/23/2007               4,923
       76,673   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $76,684)                                              5.33          10/01/2007              76,673
        2,245   CLIPPER RECEIVABLES CORPORATION++                                     5.22          10/01/2007               2,245
        2,245   COMERICA BANK+/-                                                      5.82          02/08/2008               2,247
      143,419   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $143,440)                              5.35          10/01/2007             143,419
       26,945   CULLINAN FINANCE CORPORATION+++/-                                     5.11          02/25/2008              26,945
       11,227   CULLINAN FINANCE CORPORATION+++/-                                     5.32          02/12/2008              11,226
       33,681   CULLINAN FINANCE CORPORATION+++/-                                     5.32          08/04/2008              33,674
       67,363   EBBETS FUNDING LLC++                                                  5.90          10/01/2007              67,363
       24,700   ERASMUS CAPITAL CORPORATION++                                         5.34          10/10/2007              24,667
        4,491   ERASMUS CAPITAL CORPORATION++                                         5.65          10/01/2007               4,491
       22,454   FAIRWAY FINANCE CORPORATION++                                         5.25          10/10/2007              22,425
       17,963   FAIRWAY FINANCE CORPORATION++                                         5.30          10/05/2007              17,953
       11,227   FALCON ASSET SECURITIZATION CORPORATION                               5.35          11/06/2007              11,168
       44,908   FIVE FINANCE INCORPORATED+++/-                                        5.30          07/09/2008              44,875
       16,571   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.38          10/31/2007              16,499
       11,227   GALLEON CAPITAL LLC++                                                 5.25          10/02/2007              11,225

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      18,412   GALLEON CAPITAL LLC++                                                 5.28%         10/01/2007    $         18,412
       11,676   GALLEON CAPITAL LLC                                                   5.34          10/19/2007              11,646
        4,491   HARRIER FINANCE FUNDING LLC+/-                                        5.15          04/25/2008               4,491
       11,227   HARRIER FINANCE FUNDING LLC+++/-                                      5.31          01/11/2008              11,216
       22,454   HUDSON-THAMES LLC+++/-                                                5.67          06/16/2008              22,474
       29,190   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.82          08/16/2008              29,190
       11,227   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                            5.14          10/24/2008              11,218
      260,468   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $260,507)                         5.35          10/01/2007             260,468
       35,478   K2 (USA) LLC                                                          6.11          10/05/2007              35,457
       25,822   KESTREL FUNDING US LLC+++/-                                           5.10          02/25/2008              25,799
        4,491   KESTREL FUNDING US LLC+/-                                             5.15          04/25/2008               4,491
        6,736   KESTREL FUNDING US LLC                                                5.88          10/09/2007               6,728
       17,963   LIBERTY STREET FUNDING CORPORATION                                    5.28          10/01/2007              17,963
       22,454   LINKS FINANCE LLC+++/-                                                5.32          08/15/2008              22,420
       30,089   LIQUID FUNDING LIMITED+++/-                                           5.34          11/13/2007              30,089
       33,232   LIQUID FUNDING LIMITED+++/-                                           5.70          06/11/2008              33,259
        9,476   METLIFE GLOBAL FUNDING I+++/-                                         5.43          10/05/2007               9,476
      146,631   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $146,653)                                             5.33          10/01/2007             146,631
        2,077   MORGAN STANLEY SERIES EXL+/-                                          5.83          10/14/2008               2,075
       39,418   NORTH SEA FUNDING LLC                                                 5.36          10/15/2007              39,338
       22,454   NORTH SEA FUNDING LLC++                                               5.45          10/03/2007              22,448
       22,454   NORTHERN ROCK PLC+++/-SS.                                             5.78          11/04/2008              22,360
        6,012   PERRY GLOBAL FUNDING LLC SERIES A                                     5.59          10/11/2007               6,004
       12,799   PREMIUM ASSET TRUST+++/-                                              5.33          12/21/2007              12,802
       11,227   PREMIUM ASSET TRUST SERIES 06-B++                                     5.50          12/16/2007              11,227
        8,533   PYXIS MASTER TRUST SERIES 2007-3+++/-                                 5.51          11/27/2007               8,533
        1,817   RACERS TRUST SERIES 2004-6-MM+++/-                                    5.19          03/24/2008               1,814
       35,927   REGENCY MARKETS #1 LLC++                                              5.21          10/12/2007              35,869
       17,065   REGENCY MARKETS #1 LLC++                                              5.25          10/04/2007              17,058
        8,982   ROYAL BANK OF SCOTLAND GROUP PLC                                      5.55          10/05/2007               8,982
       31,885   SCALDIS CAPITAL LIMITED++                                             5.26          10/04/2007              31,871
       30,987   SCALDIS CAPITAL LIMITED                                               5.29          10/22/2007              30,892
       29,190   SEDNA FINANCE INCORPORATED                                            5.38          10/09/2007              29,156
       16,167   SEDNA FINANCE INCORPORATED+++/-                                       5.79          04/10/2008              16,157
        6,736   SHEFFIELD RECEIVABLES CORPORATION++                                   5.25          10/05/2007               6,732
       11,452   SHIPROCK FINANCE SERIES 2007-4A+++/-                                  5.82          04/11/2008              11,452
        8,757   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.11          02/29/2008               8,756
       11,227   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.70          02/04/2008              11,237
        8,982   SLM CORPORATION+++/-                                                  5.81          05/12/2008               8,903
       13,922   STANFIELD VICTORIA FUNDING LLC+++/-                                   5.36          04/03/2008              13,917
       22,454   STANFIELD VICTORIA FUNDING LLC+++/-                                   5.57          02/15/2008              22,456
       22,454   TANGO FINANCE CORPORATION                                             5.37          10/04/2007              22,444
       27,394   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.30          10/15/2007              27,338
        2,695   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    5.31          10/17/2007               2,688
        2,596   THE TRAVELERS INSURANCE COMPANY+/-                                    5.89          02/08/2008               2,596
        9,364   THUNDER BAY FUNDING INCORPORATED                                      5.32          10/25/2007               9,332
       21,970   THUNDER BAY FUNDING INCORPORATED++                                    5.33          10/02/2007              21,967
        3,593   TULIP FUNDING CORPORATION++                                           5.25          10/04/2007               3,591
       17,963   TULIP FUNDING CORPORATION                                             5.27          10/26/2007              17,898
       11,227   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                    5.77          10/08/2008              11,206
       11,227   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    5.84          10/08/2008              11,207
        4,491   VERSAILLES CDS LLC++                                                  5.24          10/03/2007               4,490
       17,963   VERSAILLES CDS LLC                                                    5.39          10/16/2007              17,924
       22,454   VERSAILLES CDS LLC                                                    5.40          10/23/2007              22,382
       19,311   VICTORIA FINANCE LLC+++/-                                             5.32          07/28/2008              19,271
       11,227   VICTORIA FINANCE LLC+++/-                                             5.34          08/07/2008              11,227
       22,454   WHITE PINE FINANCE LLC+++/-                                           5.46          02/22/2008              22,456

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       8,982   ZELA FINANCE CORPORATION                                              5.32%         10/26/2007    $          8,946

                                                                                                                         2,313,618
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,420,075)                                                                2,420,075
                                                                                                                  -----------------

SHARES
SHORT-TERM INVESTMENTS: 2.90%
      982,099   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               982,099
                                                                                                                  -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $982,099)                                                                               982,099
                                                                                                                  -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $32,492,229)*                                      106.62%                                                  $     36,168,518

OTHER ASSETS AND LIABILITIES, NET                         (6.62)                                                        (2,245,287)
                                                         -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                  $     33,923,231
                                                         -------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $982,099.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 93.96%

AEROSPACE, DEFENSE: 2.61%
      158,333   BE AEROSPACE INCORPORATED+                                                                        $      6,575,569
                                                                                                                  -----------------
AMUSEMENT & RECREATION SERVICES: 1.77%
       72,687   LIFE TIME FITNESS INCORPORATED+<<                                                                        4,458,621
                                                                                                                  -----------------
APPAREL & ACCESSORY STORES: 4.82%
       68,450   AEROPOSTALE INCORPORATED+<<                                                                              1,304,657
       94,900   GUESS? INCORPORATED                                                                                      4,652,947
       79,600   PHILLIPS-VAN HEUSEN CORPORATION                                                                          4,177,408
       92,100   URBAN OUTFITTERS INCORPORATED+<<                                                                         2,007,780

                                                                                                                        12,142,792
                                                                                                                  -----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.66%
       82,700   PENSKE AUTO GROUP INCORPORATED<<                                                                         1,673,848
                                                                                                                  -----------------
BUSINESS SERVICES: 13.62%
      231,200   ACTIVISION INCORPORATED+                                                                                 4,991,608
       56,722   CERNER CORPORATION+                                                                                      3,392,543
       41,600   CITRIX SYSTEMS INCORPORATED+                                                                             1,677,312
       75,736   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      6,041,461
       93,900   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                      2,959,728
      122,100   DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                       2,333,331
      107,402   F5 NETWORKS INCORPORATED+                                                                                3,994,280
       70,700   OMNITURE INCORPORATED+<<                                                                                 2,143,624
      150,700   QUEST SOFTWARE INCORPORATED+                                                                             2,586,012
      238,350   THE TRIZETTO GROUP INCORPORATED+<<                                                                       4,173,509

                                                                                                                        34,293,408
                                                                                                                  -----------------
CHEMICALS & ALLIED PRODUCTS: 3.48%
       80,359   CHATTEM INCORPORATED+<<                                                                                  5,666,917
       59,350   FMC CORPORATION                                                                                          3,087,387

                                                                                                                         8,754,304
                                                                                                                  -----------------
COAL MINING: 1.02%
       75,800   ARCH COAL INCORPORATED                                                                                   2,557,492
                                                                                                                  -----------------
COMMUNICATIONS: 15.39%
      104,700   AMERICAN TOWER CORPORATION CLASS A<<                                                                     4,558,638
      156,900   BRIGHTPOINT INCORPORATED+                                                                                2,355,069
       94,363   EQUINIX INCORPORATED+<<                                                                                  8,369,054
      225,500   FOUNDRY NETWORKS INCORPORATED+                                                                           4,007,135
      110,979   NII HOLDINGS INCORPORATED+                                                                               9,116,925
       86,050   SAVVIS INCORPORATED+<<                                                                                   3,337,019
      198,600   SBA COMMUNICATIONS CORPORATION+                                                                          7,006,608

                                                                                                                        38,750,448
                                                                                                                  -----------------
DEPOSITORY INSTITUTIONS: 1.70%
       45,100   ASTORIA FINANCIAL CORPORATION                                                                            1,196,503
      162,500   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                3,095,625

                                                                                                                         4,292,128
                                                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.75%
       45,757   CIENA CORPORATION+<<                                                                                     1,742,427
      136,500   GRAFTECH INTERNATIONAL LIMITED+                                                                          2,435,160

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      137,400   INTERSIL CORPORATION CLASS A                                                                      $      4,593,282
       19,600   LOGITECH INTERNATIONAL SA                                                                                  576,436
      111,200   MICROSEMI CORPORATION<<                                                                                  3,100,256
      102,500   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                    3,701,275
       67,588   NVIDIA CORPORATION+                                                                                      2,449,389
      299,500   PMC-SIERRA INCORPORATED+<<                                                                               2,512,805
      220,500   SKYWORKS SOLUTIONS INCORPORATED<<                                                                        1,993,320
      105,900   TESSERA TECHNOLOGIES INCORPORATED+                                                                       3,971,250

                                                                                                                        27,075,600
                                                                                                                  -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.75%
       28,300   GEN-PROBE INCORPORATED+                                                                                  1,884,214
                                                                                                                  -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 3.42%
       87,705   LADISH COMPANY INCORPORATED+                                                                             4,865,873
      195,650   SMITH & WESSON HOLDING CORPORATION+<<                                                                    3,734,959

                                                                                                                         8,600,832
                                                                                                                  -----------------
FOOD & KINDRED PRODUCTS: 1.22%
       64,350   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                             3,083,009
                                                                                                                  -----------------
FOOD STORES: 0.56%
       46,505   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                     1,416,542
                                                                                                                  -----------------
HEALTH SERVICES: 2.35%
       45,900   COVANCE INCORPORATED+<<                                                                                  3,575,610
       36,000   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    2,355,120

                                                                                                                         5,930,730
                                                                                                                  -----------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 3.90%
       42,409   FOSTER WHEELER LIMITED                                                                                   5,567,454
       78,532   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                    4,247,011

                                                                                                                         9,814,465
                                                                                                                  -----------------
HOLDING & OTHER INVESTMENT OFFICES: 1.06%
      142,600   KITE REALTY GROUP TRUST                                                                                  2,680,880
                                                                                                                  -----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.68%
      161,885   HHGREGG INCORPORATED+                                                                                    1,699,793
                                                                                                                  ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.46%
       22,800   ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                                  1,168,956
                                                                                                                  -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.66%
       74,200   GAMESTOP CORPORATION CLASS A+                                                                            4,181,170
                                                                                                                  -----------------
INSURANCE CARRIERS: 1.79%
       43,100   ENDURANCE SPECIALTY HOLDINGS LIMITED<<                                                                   1,790,805
       83,400   PMI GROUP INCORPORATED                                                                                   2,727,180

                                                                                                                         4,517,985
                                                                                                                  -----------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.13%
      108,500   CORRECTIONS CORPORATION OF AMERICA                                                                       2,839,445
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.44%
      116,307   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                 $      1,971,404
       54,500   C.R. BARD INCORPORATED                                                                                   4,806,355
      240,600   EV3 INCORPORATED+<<                                                                                      3,950,652
       41,600   HAEMONETICS CORPORATION+<<                                                                               2,055,872
       82,835   MASIMO CORPORATION+                                                                                      2,125,546
       33,074   TRIMBLE NAVIGATION LIMITED+                                                                              1,296,832

                                                                                                                        16,206,661
                                                                                                                  -----------------
MEDICAL EQUIPMENT & SUPPLIES: 1.38%
       73,030   CYTYC CORPORATION+                                                                                       3,479,880
                                                                                                                  -----------------
MEDICAL MANAGEMENT SERVICES: 1.70%
       68,800   COVENTRY HEALTH CARE INCORPORATED+                                                                       4,280,048
                                                                                                                  -----------------
OIL & GAS EXTRACTION: 3.62%
       25,200   ATWOOD OCEANICS INCORPORATED+                                                                            1,929,312
       69,600   FOREST OIL CORPORATION+<<                                                                                2,995,584
       87,100   NEWFIELD EXPLORATION COMPANY+<<                                                                          4,194,736

                                                                                                                         9,119,632
                                                                                                                  -----------------
PRIMARY METAL INDUSTRIES: 0.79%
       13,400   PRECISION CASTPARTS CORPORATION                                                                          1,982,932
                                                                                                                  -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.20%
      123,600   COOPER TIRE & RUBBER COMPANY<<                                                                           3,015,840
                                                                                                                  -----------------
TRANSPORTATION EQUIPMENT: 3.05%
      197,500   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                7,690,650
                                                                                                                  -----------------
WATER TRANSPORTATION: 0.98%
       68,300   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                                                             2,476,558
                                                                                                                  -----------------

TOTAL COMMON STOCKS (COST $194,076,512)                                                                                236,644,432
                                                                                                                  -----------------
RIGHTS: 0.00%
       90,400   SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                                 0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                  -----------------
COLLATERAL FOR SECURITIES LENDING: 20.52%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.90%
      719,164   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                  719,164
      719,164   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     719,164
      834,768   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            834,768

                                                                                                                         2,273,096
                                                                                                                  -----------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 19.62%
$     575,331   ALPINE SECURITIZATION CORPORATION                                      5.30%        10/03/2007             575,164
       95,888   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30         10/02/2007              95,874
      479,442   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.30         10/24/2007             477,836
      239,721   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.03         10/25/2007             239,724
      239,721   BANCO SANTANDER TOTTA LN+++/-                                          5.76         10/15/2008             239,690
      239,721   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008             239,359
      335,610   BANK OF MONTREAL                                                       5.08         10/22/2007             335,563

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$     862,996   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $863,125)                                              5.40%        10/01/2007    $        862,996
      335,610   BARTON CAPITAL CORPORATION                                             5.23         10/02/2007             335,559
      316,432   BARTON CAPITAL CORPORATION                                             5.24         10/15/2007             315,787
      261,028   BARTON CAPITAL CORPORATION                                             5.27         10/19/2007             260,344
      479,442   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL
                REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
                $479,513)                                                              5.30         10/01/2007             479,442
    1,342,439   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $1,342,639)                        5.35         10/01/2007           1,342,439
      191,777   BNP PARIBAS+/-                                                         5.33         05/07/2008             191,641
    1,438,327   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,438,540)                                            5.33         10/01/2007           1,438,327
      103,198   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $103,213)                                              5.29         10/01/2007             103,198
      258,899   CAFCO LLC++                                                            5.20         10/02/2007             258,860
      143,833   CANCARA ASSET SECURITIZATION LIMITED++                                 5.19         10/17/2007             143,498
      326,021   CHARIOT FUNDING LLC                                                    5.18         10/18/2007             325,212
      335,610   CHARIOT FUNDING LLC++                                                  5.31         10/09/2007             335,217
      335,610   CHARIOT FUNDING LLC++                                                  5.37         10/04/2007             335,462
      623,275   CHEYNE FINANCE LLC+++/-                                                4.98         02/25/2008             597,091
      479,442   CHEYNE FINANCE LLC+++/-                                                5.29         05/19/2008             479,442
       95,888   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007              95,374
      105,717   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007             105,124
    1,637,123   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,637,365)                                            5.33         10/01/2007           1,637,123
       47,944   CLIPPER RECEIVABLES CORPORATION++                                      5.22         10/01/2007              47,944
       47,944   COMERICA BANK+/-                                                       5.82         02/08/2008              47,981
    3,062,285   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $3,062,740)                             5.35         10/01/2007           3,062,285
      575,331   CULLINAN FINANCE CORPORATION+++/-                                      5.11         02/25/2008             575,331
      239,721   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008             239,704
      719,164   CULLINAN FINANCE CORPORATION+++/-                                      5.32         08/04/2008             719,005
    1,438,327   EBBETS FUNDING LLC++                                                   5.90         10/01/2007           1,438,327
      527,387   ERASMUS CAPITAL CORPORATION++                                          5.34         10/10/2007             526,696
       95,888   ERASMUS CAPITAL CORPORATION++                                          5.65         10/01/2007              95,888
      479,442   FAIRWAY FINANCE CORPORATION++                                          5.25         10/10/2007             478,814
      383,554   FAIRWAY FINANCE CORPORATION++                                          5.30         10/05/2007             383,332
      239,721   FALCON ASSET SECURITIZATION CORPORATION                                5.35         11/06/2007             238,465
      958,885   FIVE FINANCE INCORPORATED+++/-                                         5.30         07/09/2008             958,166
      353,829   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.38         10/31/2007             352,282
      239,721   GALLEON CAPITAL LLC++                                                  5.25         10/02/2007             239,685
      393,143   GALLEON CAPITAL LLC++                                                  5.28         10/01/2007             393,143
      249,310   GALLEON CAPITAL LLC                                                    5.34         10/19/2007             248,657
       95,888   HARRIER FINANCE FUNDING LLC+/-                                         5.15         04/25/2008              95,888
      239,721   HARRIER FINANCE FUNDING LLC+++/-                                       5.31         01/11/2008             239,493
      479,442   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008             479,864
      623,275   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.82         08/16/2008             623,275
      239,721   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.14         10/24/2008             239,537
    5,561,533   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $5,562,360)                             5.35         10/01/2007           5,561,533
      757,519   K2 (USA) LLC                                                           6.11         10/05/2007             757,080
      551,359   KESTREL FUNDING US LLC+++/-                                            5.10         02/25/2008             550,852
       95,888   KESTREL FUNDING US LLC+/-                                              5.15         04/25/2008              95,888
      143,833   KESTREL FUNDING US LLC                                                 5.88         10/09/2007             143,664
      383,554   LIBERTY STREET FUNDING CORPORATION                                     5.28         10/01/2007             383,554
      479,442   LINKS FINANCE LLC+++/-                                                 5.32         08/15/2008             478,714
      642,453   LIQUID FUNDING LIMITED+++/-                                            5.34         11/13/2007             642,453
      709,575   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008             710,157
      202,325   METLIFE GLOBAL FUNDING I+++/-                                          5.43         10/05/2007             202,325

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   3,130,862   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,131,326)                                            5.33%        10/01/2007    $      3,130,862
       44,348   MORGAN STANLEY SERIES EXL+/-                                           5.83         10/14/2008              44,302
      841,661   NORTH SEA FUNDING LLC                                                  5.36         10/15/2007             839,944
      479,442   NORTH SEA FUNDING LLC++                                                5.45         10/03/2007             479,303
      479,442   NORTHERN ROCK PLC+++/-SS.                                              5.78         11/04/2008             477,434
      128,376   PERRY GLOBAL FUNDING LLC SERIES A                                      5.59         10/11/2007             128,188
      273,282   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007             273,340
      239,721   PREMIUM ASSET TRUST SERIES 06-B++                                      5.50         12/16/2007             239,721
      182,188   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007             182,188
       38,787   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.19         03/24/2008              38,741
      767,108   REGENCY MARKETS #1 LLC++                                               5.21         10/12/2007             765,881
      364,376   REGENCY MARKETS #1 LLC++                                               5.25         10/04/2007             364,216
      191,777   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.55         10/05/2007             191,781
      680,808   SCALDIS CAPITAL LIMITED++                                              5.26         10/04/2007             680,509
      661,631   SCALDIS CAPITAL LIMITED                                                5.29         10/22/2007             659,606
      623,275   SEDNA FINANCE INCORPORATED                                             5.38         10/09/2007             622,546
      345,199   SEDNA FINANCE INCORPORATED+++/-                                        5.79         04/10/2008             344,978
      143,833   SHEFFIELD RECEIVABLES CORPORATION++                                    5.25         10/05/2007             143,749
      244,516   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.82         04/11/2008             244,516
      186,983   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/29/2008             186,951
      239,721   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.70         02/04/2008             239,925
      191,777   SLM CORPORATION+++/-                                                   5.81         05/12/2008             190,095
      297,254   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.36         04/03/2008             297,150
      479,442   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008             479,490
      479,442   TANGO FINANCE CORPORATION                                              5.37         10/04/2007             479,232
      584,920   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30         10/15/2007             583,727
       57,533   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.31         10/17/2007              57,399
       55,433   THE TRAVELERS INSURANCE COMPANY+/-                                     5.89         02/08/2008              55,432
      199,947   THUNDER BAY FUNDING INCORPORATED                                       5.32         10/25/2007             199,247
      469,106   THUNDER BAY FUNDING INCORPORATED++                                     5.33         10/02/2007             469,035
       76,711   TULIP FUNDING CORPORATION++                                            5.25         10/04/2007              76,677
      383,554   TULIP FUNDING CORPORATION                                              5.27         10/26/2007             382,154
      239,721   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.77         10/08/2008             239,275
      239,721   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.84         10/08/2008             239,283
       95,888   VERSAILLES CDS LLC++                                                   5.24         10/03/2007              95,861
      383,554   VERSAILLES CDS LLC                                                     5.39         10/16/2007             382,714
      479,442   VERSAILLES CDS LLC                                                     5.40         10/23/2007             477,903
      412,321   VICTORIA FINANCE LLC+++/-                                              5.32         07/28/2008             411,484
      239,721   VICTORIA FINANCE LLC+++/-                                              5.34         08/07/2008             239,721
      479,442   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008             479,490
      191,777   ZELA FINANCE CORPORATION                                               5.32         10/26/2007             191,078

                                                                                                                        49,400,456
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $51,673,552)                                                              51,673,552
                                                                                                                  -----------------

SHARES
SHORT-TERM INVESTMENTS: 5.56%
   14,011,601   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            14,011,601

TOTAL SHORT-TERM INVESTMENTS (COST $14,011,601)                                                                         14,011,601
                                                                                                                  -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $259,761,665)*                                               120.04%                                        $    302,329,585

OTHER ASSETS AND LIABILITIES, NET                                  (20.04)                                             (50,470,794)
                                                                  --------                                        -----------------

TOTAL NET ASSETS                                                   100.00%                                        $    251,858,791
                                                                  --------                                        -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,011,601.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 99.60%

BUSINESS SERVICES: 2.04%
       35,250   MICROSOFT CORPORATION                                                                             $      1,038,465
       54,750   SYMANTEC CORPORATION+                                                                                    1,061,055

                                                                                                                         2,099,520
                                                                                                                  -----------------
CHEMICALS & ALLIED PRODUCTS: 11.75%
       22,825   ABBOTT LABORATORIES                                                                                      1,223,877
       13,310   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    1,301,186
       10,325   COLGATE-PALMOLIVE COMPANY                                                                                  736,379
       29,975   E.I. DU PONT DE NEMOURS & COMPANY                                                                        1,485,561
       15,395   JOHNSON & JOHNSON                                                                                        1,011,452
       84,205   PFIZER INCORPORATED                                                                                      2,057,128
       34,790   PROCTER & GAMBLE COMPANY                                                                                 2,447,129
       16,839   ROHM & HAAS COMPANY<<                                                                                      937,427
       19,825   WYETH                                                                                                      883,204

                                                                                                                        12,083,343
                                                                                                                  -----------------
COMMUNICATIONS: 6.36%
        8,075   ALLTEL CORPORATION                                                                                         562,666
       79,845   AT&T INCORPORATED                                                                                        3,378,242
       54,149   VERIZON COMMUNICATIONS INCORPORATED                                                                      2,397,718
       14,476   WINDSTREAM CORPORATION                                                                                     204,401

                                                                                                                         6,543,027
                                                                                                                  -----------------
DEPOSITORY INSTITUTIONS: 13.40%
       64,480   BANK OF AMERICA CORPORATION                                                                              3,241,410
       19,201   BANK OF NEW YORK MELLON CORPORATION                                                                        847,532
       78,765   CITIGROUP INCORPORATED                                                                                   3,675,963
       56,670   JPMORGAN CHASE & COMPANY                                                                                 2,596,619
       41,350   US BANCORP                                                                                               1,345,116
       41,425   WACHOVIA CORPORATION                                                                                     2,077,464

                                                                                                                        13,784,104
                                                                                                                  -----------------
EATING & DRINKING PLACES: 1.07%
       20,125   MCDONALD'S CORPORATION                                                                                   1,096,209
                                                                                                                  -----------------
ELECTRIC, GAS & SANITARY SERVICES: 4.95%
        9,995   DOMINION RESOURCES INCORPORATED                                                                            842,579
          200   EDISON INTERNATIONAL                                                                                        11,090
          200   EXELON CORPORATION                                                                                          15,072
       10,347   FIRSTENERGY CORPORATION                                                                                    655,379
       27,575   FPL GROUP INCORPORATED                                                                                   1,678,766
       33,975   MDU RESOURCES GROUP INCORPORATED                                                                           945,864
       10,730   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                               944,133

                                                                                                                         5,092,883
                                                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.74%
       28,575   CISCO SYSTEMS INCORPORATED+                                                                                946,118
       24,865   EMERSON ELECTRIC COMPANY                                                                                 1,323,315
       84,380   GENERAL ELECTRIC COMPANY                                                                                 3,493,332
       30,825   NOKIA OYJ ADR                                                                                            1,169,192

                                                                                                                         6,931,957
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.10%
       18,900   COMMERCIAL METALS COMPANY                                                                         $        598,185
       19,195   FORTUNE BRANDS INCORPORATED                                                                              1,564,201

                                                                                                                         2,162,386
                                                                                                                  -----------------
FOOD & KINDRED PRODUCTS: 1.88%
       12,559   KRAFT FOODS INCORPORATED CLASS A                                                                           433,411
       20,490   PEPSICO INCORPORATED                                                                                     1,501,097

                                                                                                                         1,934,508
                                                                                                                  -----------------
FOOD STORES: 0.70%
       21,700   SAFEWAY INCORPORATED                                                                                       718,487
                                                                                                                  -----------------
GENERAL MERCHANDISE STORES: 2.39%
       14,041   MACY'S INCORPORATED                                                                                        453,805
       31,465   TARGET CORPORATION                                                                                       2,000,230

                                                                                                                         2,454,035
                                                                                                                  -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.53%
       12,759   3M COMPANY                                                                                               1,193,987
       40,615   HEWLETT-PACKARD COMPANY                                                                                  2,022,221
       45,690   INTEL CORPORATION                                                                                        1,181,543
       10,910   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            1,285,198

                                                                                                                         5,682,949
                                                                                                                  -----------------
INSURANCE CARRIERS: 8.68%
       24,825   ALLSTATE CORPORATION                                                                                     1,419,742
       33,563   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                2,270,537
       28,450   METLIFE INCORPORATED                                                                                     1,983,819
       43,825   THE TRAVELERS COMPANIES INCORPORATED                                                                     2,206,151
       13,225   WELLPOINT INCORPORATED+                                                                                  1,043,717

                                                                                                                         8,923,966
                                                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.50%
        6,715   BECTON DICKINSON & COMPANY                                                                                 550,966
       14,325   ROCKWELL AUTOMATION INCORPORATED<<                                                                         995,731

                                                                                                                         1,546,697
                                                                                                                  -----------------
MEDICAL PRODUCTS: 0.70%
       13,925   MERCK & COMPANY INCORPORATED                                                                               719,783
                                                                                                                  -----------------
MISCELLANEOUS RETAIL: 0.81%
       20,900   CVS CAREMARK CORPORATION                                                                                   828,267
                                                                                                                  -----------------
MOTION PICTURES: 1.53%
       47,500   TIME WARNER INCORPORATED                                                                                   872,100
       20,550   WALT DISNEY COMPANY                                                                                        706,715

                                                                                                                         1,578,815
                                                                                                                  -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.16%
       22,325   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                      953,947
       19,420   AMERICAN EXPRESS COMPANY                                                                                 1,152,965
       13,800   CAPITAL ONE FINANCIAL CORPORATION<<                                                                        916,734
       47,450   CAPITALSOURCE INCORPORATED<<                                                                               960,388

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
       14,042   DISCOVER FINANCIAL SERVICES                                                                       $        292,074

                                                                                                                         4,276,108
                                                                                                                  -----------------
OIL & GAS EXTRACTION: 2.37%
       22,425   CHESAPEAKE ENERGY CORPORATION                                                                              790,706
       31,600   HALLIBURTON COMPANY                                                                                      1,213,440
        6,900   TIDEWATER INCORPORATED<<                                                                                   433,596

                                                                                                                         2,437,742
                                                                                                                  -----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 12.28%
       36,725   CHEVRON CORPORATION                                                                                      3,436,726
       34,600   CONOCOPHILLIPS                                                                                           3,036,842
       49,414   EXXON MOBIL CORPORATION                                                                                  4,573,760
       17,975   MARATHON OIL CORPORATION<<                                                                               1,024,935
        8,325   VALERO ENERGY CORPORATION                                                                                  559,274

                                                                                                                        12,631,537
                                                                                                                  -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.79%
        2,534   AMERIPRISE FINANCIAL INCORPORATED                                                                          159,921
        3,375   GOLDMAN SACHS GROUP INCORPORATED                                                                           731,498
       10,800   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                      666,684
        8,250   MERRILL LYNCH & COMPANY INCORPORATED                                                                       588,060
       27,735   MORGAN STANLEY                                                                                           1,747,305

                                                                                                                         3,893,468
                                                                                                                  -----------------
TOBACCO PRODUCTS: 1.38%
       20,395   ALTRIA GROUP INCORPORATED                                                                                1,418,064
                                                                                                                  -----------------
TRANSPORTATION EQUIPMENT: 3.12%
       28,558   HONEYWELL INTERNATIONAL INCORPORATED                                                                     1,698,344
       18,825   UNITED TECHNOLOGIES CORPORATION                                                                          1,515,036

                                                                                                                         3,213,380
                                                                                                                  -----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.37%
       10,790   SYSCO CORPORATION                                                                                          384,009
                                                                                                                  -----------------
TOTAL COMMON STOCKS (COST $78,892,773)                                                                                 102,435,244
                                                                                                                  -----------------
COLLATERAL FOR SECURITIES LENDING: 7.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.33%
      106,228   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                  106,228
      106,228   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     106,228
      123,304   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            123,304

                                                                                                                           335,760
                                                                                                                  -----------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 7.09%
$      84,982   ALPINE SECURITIZATION CORPORATION                                      5.30%        10/03/2007              84,958
       14,164   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30         10/02/2007              14,162
       70,818   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.30         10/24/2007              70,581
       35,409   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.03         10/25/2007              35,410
       35,409   BANCO SANTANDER TOTTA LN+++/-                                          5.76         10/15/2008              35,405
       35,409   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008              35,356

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      49,573   BANK OF MONTREAL                                                       5.08%        10/22/2007    $         49,566
      127,473   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $127,492)                                                        5.40         10/01/2007             127,473
       49,573   BARTON CAPITAL CORPORATION                                             5.23         10/02/2007              49,565
       46,740   BARTON CAPITAL CORPORATION                                             5.24         10/15/2007              46,645
       38,556   BARTON CAPITAL CORPORATION                                             5.27         10/19/2007              38,455
       70,818   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $70,828)               5.30         10/01/2007              70,818
      198,292   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $198,321)                          5.35         10/01/2007             198,292
       28,327   BNP PARIBAS+/-                                                         5.33         05/07/2008              28,307
       15,243   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $15,245)                                               5.29         10/01/2007              15,243
      212,455   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $212,486)                                              5.33         10/01/2007             212,455
       38,242   CAFCO LLC++                                                            5.20         10/02/2007              38,236
       21,246   CANCARA ASSET SECURITIZATION LIMITED++                                 5.19         10/17/2007              21,196
       48,157   CHARIOT FUNDING LLC                                                    5.18         10/18/2007              48,037
       49,573   CHARIOT FUNDING LLC++                                                  5.31         10/09/2007              49,515
       49,573   CHARIOT FUNDING LLC++                                                  5.37         10/04/2007              49,551
       92,064   CHEYNE FINANCE LLC+++/-                                                4.98         02/25/2008              88,196
       70,818   CHEYNE FINANCE LLC+++/-                                                5.29         05/19/2008              70,818
       14,164   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007              14,088
       15,615   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007              15,528
      241,819   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $241,855)                                              5.33         10/01/2007             241,819
        7,082   CLIPPER RECEIVABLES CORPORATION++                                      5.22         10/01/2007               7,082
        7,082   COMERICA BANK+/-                                                       5.82         02/08/2008               7,087
      452,330   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $452,397)                               5.35         10/01/2007             452,330
       84,982   CULLINAN FINANCE CORPORATION+++/-                                      5.11         02/25/2008              84,982
       35,409   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008              35,407
      106,228   CULLINAN FINANCE CORPORATION+++/-                                      5.32         08/04/2008             106,204
      212,455   EBBETS FUNDING LLC++                                                   5.90         10/01/2007             212,455
       77,900   ERASMUS CAPITAL CORPORATION++                                          5.34         10/10/2007              77,798
       14,164   ERASMUS CAPITAL CORPORATION++                                          5.65         10/01/2007              14,164
       70,818   FAIRWAY FINANCE CORPORATION++                                          5.25         10/10/2007              70,726
       56,655   FAIRWAY FINANCE CORPORATION++                                          5.30         10/05/2007              56,622
       35,409   FALCON ASSET SECURITIZATION CORPORATION                                5.35         11/06/2007              35,224
      141,637   FIVE FINANCE INCORPORATED+++/-                                         5.30         07/09/2008             141,531
       52,264   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.38         10/31/2007              52,036
       35,409   GALLEON CAPITAL LLC++                                                  5.25         10/02/2007              35,404
       58,071   GALLEON CAPITAL LLC++                                                  5.28         10/01/2007              58,071
       36,826   GALLEON CAPITAL LLC                                                    5.34         10/19/2007              36,729
       14,164   HARRIER FINANCE FUNDING LLC+/-                                         5.15         04/25/2008              14,164
       35,409   HARRIER FINANCE FUNDING LLC+++/-                                       5.31         01/11/2008              35,376
       70,818   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008              70,881
       92,064   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.82         08/16/2008              92,064
       35,409   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.14         10/24/2008              35,382
      821,494   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $821,616)                               5.35         10/01/2007             821,494
      111,893   K2 (USA) LLC                                                           6.11         10/05/2007             111,828
       81,441   KESTREL FUNDING US LLC+++/-                                            5.10         02/25/2008              81,366
       14,164   KESTREL FUNDING US LLC+/-                                              5.15         04/25/2008              14,164
       21,246   KESTREL FUNDING US LLC                                                 5.88         10/09/2007              21,221
       56,655   LIBERTY STREET FUNDING CORPORATION                                     5.28         10/01/2007              56,655
       70,818   LINKS FINANCE LLC+++/-                                                 5.32         08/15/2008              70,711
       94,897   LIQUID FUNDING LIMITED+++/-                                            5.34         11/13/2007              94,897
      104,811   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008             104,897
       29,885   METLIFE GLOBAL FUNDING I+++/-                                          5.43         10/05/2007              29,885

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                    INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     462,460   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $462,528)                                              5.33%        10/01/2007    $        462,460
        6,551   MORGAN STANLEY SERIES EXL+/-                                           5.83         10/14/2008               6,544
      124,322   NORTH SEA FUNDING LLC                                                  5.36         10/15/2007             124,068
       70,818   NORTH SEA FUNDING LLC++                                                5.45         10/03/2007              70,798
       70,818   NORTHERN ROCK PLC+++/-SS.                                              5.78         11/04/2008              70,522
       18,962   PERRY GLOBAL FUNDING LLC SERIES A                                      5.59         10/11/2007              18,935
       40,367   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007              40,375
       35,409   PREMIUM ASSET TRUST SERIES 06-B++                                      5.50         12/16/2007              35,409
       26,911   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007              26,911
        5,729   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.19         03/24/2008               5,722
      113,310   REGENCY MARKETS #1 LLC++                                               5.21         10/12/2007             113,128
       53,822   REGENCY MARKETS #1 LLC++                                               5.25         10/04/2007              53,798
       28,327   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.55         10/05/2007              28,328
      100,562   SCALDIS CAPITAL LIMITED++                                              5.26         10/04/2007             100,518
       97,729   SCALDIS CAPITAL LIMITED                                                5.29         10/22/2007              97,430
       92,064   SEDNA FINANCE INCORPORATED                                             5.38         10/09/2007              91,956
       50,989   SEDNA FINANCE INCORPORATED+++/-                                        5.79         04/10/2008              50,957
       21,246   SHEFFIELD RECEIVABLES CORPORATION++                                    5.25         10/05/2007              21,233
       36,117   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.82         04/11/2008              36,117
       27,619   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/29/2008              27,615
       35,409   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.70         02/04/2008              35,439
       28,327   SLM CORPORATION+++/-                                                   5.81         05/12/2008              28,079
       43,907   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.36         04/03/2008              43,892
       70,818   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008              70,826
       70,818   TANGO FINANCE CORPORATION                                              5.37         10/04/2007              70,787
       86,399   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30         10/15/2007              86,222
        8,498   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.31         10/17/2007               8,478
        8,188   THE TRAVELERS INSURANCE COMPANY+/-                                     5.89         02/08/2008               8,188
       29,534   THUNDER BAY FUNDING INCORPORATED                                       5.32         10/25/2007              29,431
       69,292   THUNDER BAY FUNDING INCORPORATED++                                     5.33         10/02/2007              69,281
       11,331   TULIP FUNDING CORPORATION++                                            5.25         10/04/2007              11,326
       56,655   TULIP FUNDING CORPORATION                                              5.27         10/26/2007              56,448
       35,409   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.77         10/08/2008              35,343
       35,409   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.84         10/08/2008              35,344
       14,164   VERSAILLES CDS LLC++                                                   5.24         10/03/2007              14,160
       56,655   VERSAILLES CDS LLC                                                     5.39         10/16/2007              56,531
       70,818   VERSAILLES CDS LLC                                                     5.40         10/23/2007              70,591
       60,904   VICTORIA FINANCE LLC+++/-                                              5.32         07/28/2008              60,780
       35,409   VICTORIA FINANCE LLC+++/-                                              5.34         08/07/2008              35,409
       70,818   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008              70,826
       28,327   ZELA FINANCE CORPORATION                                               5.32         10/26/2007              28,224

                                                                                                                         7,296,941
                                                                                                                  -----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,632,701)                                                                7,632,701
                                                                                                                  -----------------

SHARES
SHORT-TERM INVESTMENTS: 0.32%
      327,348   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               327,348

TOTAL SHORT-TERM INVESTMENTS (COST $327,348)                                                                               327,348
                                                                                                                  -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $86,852,822)*                                      107.34%                                                  $    110,395,293

OTHER ASSETS AND LIABILITIES, NET                         (7.34)                                                        (7,547,202)
                                                         -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                  $    102,848,091
                                                         -------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $327,348.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 98.10%

AUSTRALIA: 6.41%
       70,231   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                            $        486,092
       17,790   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     475,158
       17,000   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                           509,872
        8,678   RIO TINTO LIMITED (METAL MINING)                                                                           833,341
       21,923   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                      292,774
       10,770   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                          479,750

                                                                                                                         3,076,987
                                                                                                                  -----------------
AUSTRIA: 0.63%
        4,508   OMV AG (OIL & GAS EXTRACTION)                                                                              301,030
                                                                                                                  -----------------
BELGIUM: 1.60%
        6,100   DELHAIZE GROUP (FOOD STORES)                                                                               584,523
        6,275   FORTIS (DEPOSITORY INSTITUTIONS)+                                                                          184,772

                                                                                                                           769,295
                                                                                                                  -----------------
CHINA: 1.24%
      849,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                           595,207
                                                                                                                  -----------------
FINLAND: 3.09%
       10,700   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                             392,731
        5,644   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         388,720
       18,500   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                703,290

                                                                                                                         1,484,741
                                                                                                                  -----------------
FRANCE: 10.85%
        2,800   ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                        569,246
        3,500   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                     301,894
        3,885   CARREFOUR SA (FOOD STORES)                                                                                 272,170
        3,544   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  476,448
        4,274   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    512,363
        1,292   PPR SA (APPAREL & ACCESSORY STORES)                                                                        243,076
        9,570   PUBLICIS GROUPE (COMMUNICATIONS)                                                                           393,559
        5,800   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                            491,101
        5,917   TECHNIP SA (OIL & GAS EXTRACTION)                                                                          529,019
       11,000   TOTAL SA (OIL & GAS EXTRACTION)                                                                            894,380
       12,483   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                      526,882

                                                                                                                         5,210,138
                                                                                                                  -----------------
GERMANY: 8.28%
        2,400   ALLIANZ SE (INSURANCE CARRIERS)                                                                            560,738
       11,400   ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                   381,685
        6,822   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                   276,172
        7,800   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              785,684
        5,000   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 644,384
        3,100   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                573,152
        9,317   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                          327,754
        3,100   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                             426,217

                                                                                                                         3,975,786
                                                                                                                  -----------------
GREECE: 1.06%
       14,567   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    507,661
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
HONG KONG: 6.70%
       42,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                        $        692,630
       42,500   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          695,955
      553,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                           379,154
      129,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                 577,474
       31,560   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                              531,829
       57,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                            342,417

                                                                                                                         3,219,459
                                                                                                                  -----------------
INDIA: 0.44%
        4,400   INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                       212,916
                                                                                                                  -----------------
IRELAND: 0.67%
       30,510   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                 322,728
                                                                                                                  -----------------
ITALY: 2.47%
       20,007   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          741,465
       52,100   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          445,750

                                                                                                                         1,187,215
                                                                                                                  -----------------
JAPAN: 18.50%
       31,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                         214,016
           67   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                     528,464
        5,200   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            530,118
       41,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   289,836
        4,100   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                        345,162
           46   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                        472,555
       33,600   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        453,109
       20,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              597,223
       18,800   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 595,760
           34   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      320,982
       26,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               722,065
        8,500   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                 612,719
       37,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             595,917
       21,800   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 365,532
        6,200   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 211,048
        4,300   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           297,236
      117,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                  682,453
       30,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         226,962
       10,000   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  590,258
        9,100   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    232,125

                                                                                                                         8,883,540
                                                                                                                  -----------------
LUXEMBOURG: 1.61%
        9,796   ARCELORMITTAL (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     773,159
                                                                                                                  -----------------
NETHERLANDS: 3.37%
       14,200   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                         470,775
        3,500   ING GROEP NV (FINANCIAL SERVICES)                                                                          155,364
       16,100   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                279,395
        4,300   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            232,447
       16,200   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               480,948

                                                                                                                         1,618,929
                                                                                                                  -----------------
RUSSIA: 1.44%
        5,488   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                          457,150

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
RUSSIA (continued)
       26,444   VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+++                                         $        236,674

                                                                                                                           693,824
                                                                                                                  -----------------
SINGAPORE: 1.43%
       68,000   CAPITALAND LIMITED (REAL ESTATE)                                                                           373,073
       21,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     312,420

                                                                                                                           685,493
                                                                                                                  -----------------
SPAIN: 1.65%
       11,418   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 308,859
       17,200   TELEFONICA SA (COMMUNICATIONS)                                                                             481,450

                                                                                                                           790,309
                                                                                                                  -----------------
SWEDEN: 1.92%
       12,300   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                         243,839
        9,338   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                      312,276
       91,000   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                   364,333

                                                                                                                           920,448
                                                                                                                  -----------------
SWITZERLAND: 7.48%
        6,500   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   431,565
        4,400   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            486,012
       14,800   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                  816,749
        4,800   ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                            870,329
        8,400   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                       451,656
        1,789   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                          536,662

                                                                                                                         3,592,973
                                                                                                                  -----------------
TAIWAN: 0.60%
       28,642   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                       289,857
                                                                                                                  -----------------
UNITED KINGDOM: 16.66%
       42,850   AVIVA PLC (INSURANCE CARRIERS)                                                                             645,257
       57,000   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    575,528
       37,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                     452,022
       43,000   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              611,445
       22,000   EASYJET PLC (TRANSPORTATION BY AIR)+                                                                       236,087
       17,741   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        319,059
       26,290   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          697,646
       19,900   INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           269,332
        7,184   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                          245,023
      195,000   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                             533,022
       34,522   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                 553,753
       57,863   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                 618,574
       13,400   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                       552,987
       29,000   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                         362,826
       12,753   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                 278,922
      192,497   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        695,141
        9,167   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                           155,015
       22,700   YELL GROUP PLC (COMMUNICATIONS)                                                                            199,245

                                                                                                                         8,000,884
                                                                                                                  -----------------

TOTAL COMMON STOCKS (COST $36,936,349)                                                                                  47,112,579
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COLLATERAL FOR SECURITIES LENDING: 0.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.03%
        4,643   BLACKROCK TEMPORARY #24 MONEY MARKET FUND (COLLATERAL INVESTED IN MONEY MARKET FUNDS)             $          4,643
        4,643   SCUDDER DAILY ASSETS MONEY MARKET FUND (COLLATERAL INVESTED IN MONEY MARKET FUNDS)                           4,643
        5,389   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND (COLLATERAL INVESTED IN MONEY MARKET FUNDS)                  5,389

                                                                                                                            14,675
                                                                                                                  -----------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 0.66%
$       3,714   ALPINE SECURITIZATION CORPORATION                                      5.30%        10/03/2007               3,713
          619   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30         10/02/2007                 619
        3,095   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.30         10/24/2007               3,085
        1,548   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.03         10/25/2007               1,548
        1,548   BANCO SANTANDER TOTTA LOAN+++/-                                        5.76         10/15/2008               1,547
        1,548   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008               1,545
        2,167   BANK OF MONTREAL                                                       5.08         10/22/2007               2,166
        5,571   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $5,572)                                                          5.40         10/01/2007               5,571
        2,167   BARTON CAPITAL CORPORATION                                             5.23         10/02/2007               2,166
        2,043   BARTON CAPITAL CORPORATION                                             5.24         10/15/2007               2,039
        1,685   BARTON CAPITAL CORPORATION                                             5.27         10/19/2007               1,681
        3,095   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,095)                5.30         10/01/2007               3,095
        8,666   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $8,667)                            5.35         10/01/2007               8,666
        1,238   BNP PARIBAS+/-                                                         5.33         05/07/2008               1,237
          666   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $666)                                                  5.29         10/01/2007                 666
        9,285   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $9,286)                                                5.33         10/01/2007               9,285
        1,671   CAFCO LLC++                                                            5.20         10/02/2007               1,671
          929   CANCARA ASSET SECURITIZATION LIMITED++                                 5.19         10/17/2007                 926
        2,105   CHARIOT FUNDING LLC                                                    5.18         10/18/2007               2,099
        2,167   CHARIOT FUNDING LLC++                                                  5.31         10/09/2007               2,164
        2,167   CHARIOT FUNDING LLC++                                                  5.37         10/04/2007               2,166
        4,024   CHEYNE FINANCE LLC+++/-                                                4.98         02/25/2008               3,855
        3,095   CHEYNE FINANCE LLC+++/-                                                5.29         05/19/2008               3,095
          619   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007                 616
          682   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007                 679
       10,568   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $10,570)                                               5.33         10/01/2007              10,568
          310   CLIPPER RECEIVABLES CORPORATION++                                      5.22         10/01/2007                 310
          310   COMERICA BANK+/-                                                       5.82         02/08/2008                 310
       19,769   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $19,772)                                5.35         10/01/2007              19,769
        3,714   CULLINAN FINANCE CORPORATION+++/-                                      5.11         02/25/2008               3,714
        1,548   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008               1,547
        4,643   CULLINAN FINANCE CORPORATION+++/-                                      5.32         08/04/2008               4,642
        9,285   EBBETS FUNDING LLC++                                                   5.90         10/01/2007               9,285
        3,405   ERASMUS CAPITAL CORPORATION++                                          5.34         10/10/2007               3,400
          619   ERASMUS CAPITAL CORPORATION++                                          5.65         10/01/2007                 619
        3,095   FAIRWAY FINANCE CORPORATION++                                          5.25         10/10/2007               3,091
        2,476   FAIRWAY FINANCE CORPORATION++                                          5.30         10/05/2007               2,475
        1,548   FALCON ASSET SECURITIZATION CORPORATION                                5.35         11/06/2007               1,539
        6,190   FIVE FINANCE INCORPORATED+++/-                                         5.30         07/09/2008               6,185
        2,284   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.38         10/31/2007               2,274
        1,548   GALLEON CAPITAL LLC++                                                  5.25         10/02/2007               1,547
        2,538   GALLEON CAPITAL LLC++                                                  5.28         10/01/2007               2,538
        1,609   GALLEON CAPITAL LLC                                                    5.34         10/19/2007               1,605

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         619   HARRIER FINANCE FUNDING LLC+/-                                         5.15%        04/25/2008    $            619
        1,548   HARRIER FINANCE FUNDING LLC+++/-                                       5.31         01/11/2008               1,546
        3,095   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008               3,098
        4,024   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.82         08/16/2008               4,024
        1,548   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.14         10/24/2008               1,546
       35,902   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $35,907)                           5.35         10/01/2007              35,902
        4,890   K2 (USA) LLC                                                           6.11         10/05/2007               4,887
        3,559   KESTREL FUNDING US LLC+++/-                                            5.10         02/25/2008               3,556
          619   KESTREL FUNDING US LLC+/-                                              5.15         04/25/2008                 619
          929   KESTREL FUNDING US LLC                                                 5.88         10/09/2007                 927
        2,476   LIBERTY STREET FUNDING CORPORATION                                     5.28         10/01/2007               2,476
        3,095   LINKS FINANCE LLC+++/-                                                 5.32         08/15/2008               3,090
        4,147   LIQUID FUNDING LIMITED+++/-                                            5.34         11/13/2007               4,147
        4,581   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008               4,584
        1,306   METLIFE GLOBAL FUNDING I+++/-                                          5.43         10/05/2007               1,306
       20,211   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $20,214)                                               5.33         10/01/2007              20,211
          286   MORGAN STANLEY SERIES EXL+/-                                           5.83         10/14/2008                 286
        5,433   NORTH SEA FUNDING LLC                                                  5.36         10/15/2007               5,422
        3,095   NORTH SEA FUNDING LLC++                                                5.45         10/03/2007               3,094
        3,095   NORTHERN ROCK PLC+++/-SS.                                              5.78         11/04/2008               3,082
          829   PERRY GLOBAL FUNDING LLC SERIES A                                      5.59         10/11/2007                 828
        1,764   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007               1,765
        1,548   PREMIUM ASSET TRUST SERIES 06-B++                                      5.50         12/16/2007               1,548
        1,176   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007               1,176
          250   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.19         03/24/2008                 250
        4,952   REGENCY MARKETS #1 LLC++                                               5.21         10/12/2007               4,944
        2,352   REGENCY MARKETS #1 LLC++                                               5.25         10/04/2007               2,351
        1,238   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.55         10/05/2007               1,238
        4,395   SCALDIS CAPITAL LIMITED++                                              5.26         10/04/2007               4,393
        4,271   SCALDIS CAPITAL LIMITED                                                5.29         10/22/2007               4,258
        4,024   SEDNA FINANCE INCORPORATED                                             5.38         10/09/2007               4,019
        2,228   SEDNA FINANCE INCORPORATED+++/-                                        5.79         04/10/2008               2,227
          929   SHEFFIELD RECEIVABLES CORPORATION++                                    5.25         10/05/2007                 928
        1,578   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.82         04/11/2008               1,578
        1,207   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/29/2008               1,207
        1,548   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.70         02/04/2008               1,549
        1,238   SLM CORPORATION+++/-                                                   5.81         05/12/2008               1,227
        1,919   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.36         04/03/2008               1,918
        3,095   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008               3,095
        3,095   TANGO FINANCE CORPORATION                                              5.37         10/04/2007               3,094
        3,776   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30         10/15/2007               3,768
          371   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.31         10/17/2007                 371
          358   THE TRAVELERS INSURANCE COMPANY+/-                                     5.89         02/08/2008                 358
        1,291   THUNDER BAY FUNDING INCORPORATED                                       5.32         10/25/2007               1,286
        3,028   THUNDER BAY FUNDING INCORPORATED++                                     5.33         10/02/2007               3,028
          495   TULIP FUNDING CORPORATION++                                            5.25         10/04/2007                 495
        2,476   TULIP FUNDING CORPORATION                                              5.27         10/26/2007               2,467
        1,548   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.77         10/08/2008               1,545
        1,548   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.84         10/08/2008               1,545
          619   VERSAILLES CDS LLC++                                                   5.24         10/03/2007                 619
        2,476   VERSAILLES CDS LLC                                                     5.39         10/16/2007               2,471
        3,095   VERSAILLES CDS LLC                                                     5.40         10/23/2007               3,085
        2,662   VICTORIA FINANCE LLC+++/-                                              5.32         07/28/2008               2,656
        1,548   VICTORIA FINANCE LLC+++/-                                              5.34         08/07/2008               1,548
        3,095   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008               3,095

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       1,238   ZELA FINANCE CORPORATION                                               5.32%        10/26/2007    $          1,233

                                                                                                                           318,903
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $333,578)                                                                    333,578
                                                                                                                  -----------------
SHARES
SHORT-TERM INVESTMENTS: 1.72%
      825,272   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               825,272

TOTAL SHORT-TERM INVESTMENTS (COST $825,272)                                                                               825,272
                                                                                                                  -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $38,095,199)*                                      100.51%                                                  $     48,271,429

OTHER ASSETS AND LIABILITIES, NET                         (0.51)                                                          (246,738)
                                                        --------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                  $     48,024,691
                                                        --------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $825,272.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 98.82%

APPAREL & ACCESSORY STORES: 3.41%
       41,700   GAP INCORPORATED                                                                                  $        768,948
                                                                                                                  -----------------
BIOPHARMACEUTICALS: 3.35%
       17,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                               755,990
                                                                                                                  -----------------
BUSINESS SERVICES: 5.73%
       29,396   MICROSOFT CORPORATION                                                                                      866,006
       22,000   SYMANTEC CORPORATION+                                                                                      426,360

                                                                                                                         1,292,366
                                                                                                                  -----------------
CHEMICALS & ALLIED PRODUCTS: 9.17%
        9,700   JOHNSON & JOHNSON                                                                                          637,290
       31,500   PFIZER INCORPORATED                                                                                        769,545
       14,900   WYETH                                                                                                      663,795

                                                                                                                         2,070,630
                                                                                                                  -----------------
COMMUNICATIONS: 3.38%
       31,800   COMCAST CORPORATION CLASS A                                                                                761,928
                                                                                                                  -----------------
DEPOSITORY INSTITUTIONS: 14.13%
       16,200   BANK OF AMERICA CORPORATION                                                                                814,374
       18,200   CITIGROUP INCORPORATED                                                                                     849,394
       14,100   JPMORGAN CHASE & COMPANY                                                                                   646,062
       42,000   WESTERN UNION COMPANY                                                                                      880,740

                                                                                                                         3,190,570
                                                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.11%
        7,200   ANALOG DEVICES INCORPORATED                                                                                260,352
       18,000   CISCO SYSTEMS INCORPORATED+                                                                                595,980
       18,100   GENERAL ELECTRIC COMPANY                                                                                   749,340
       14,900   NOVELLUS SYSTEMS INCORPORATED<<+                                                                           406,174
        7,650   TYCO ELECTRONICS LIMITED                                                                                   271,040

                                                                                                                         2,282,886
                                                                                                                  -----------------
GENERAL MERCHANDISE STORES: 3.75%
       19,400   WAL-MART STORES INCORPORATED                                                                               846,810
                                                                                                                  -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.52%
        6,800   3M COMPANY                                                                                                 636,344
       12,000   DELL INCORPORATED+                                                                                         331,200
       28,200   INTEL CORPORATION                                                                                          729,252

                                                                                                                         1,696,796
                                                                                                                  -----------------
INSURANCE CARRIERS: 4.08%
       13,600   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  920,040
                                                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.70%
       20,150   COVIDIEN LIMITED                                                                                           836,225
                                                                                                                  -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.34%
       17,000   TYCO INTERNATIONAL LIMITED                                                                                 753,780
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
MISCELLANEOUS RETAIL: 3.80%
       18,700   OFFICE DEPOT INCORPORATED+                                                                        $        385,594
       22,000   STAPLES INCORPORATED                                                                                       472,780

                                                                                                                           858,374
                                                                                                                  -----------------
MOTION PICTURES: 3.74%
       46,000   TIME WARNER INCORPORATED                                                                                   844,560
                                                                                                                  -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.09%
       11,800   DISCOVER FINANCIAL SERVICES                                                                                245,440
                                                                                                                  -----------------
OIL & GAS EXTRACTION: 3.10%
        8,400   DEVON ENERGY CORPORATION                                                                                   698,880
                                                                                                                  -----------------
PERSONAL SERVICES: 0.98%
       10,500   H & R BLOCK INCORPORATED<<                                                                                 222,390
                                                                                                                  -----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.83%
        9,500   CHEVRON CORPORATION                                                                                        889,010
       10,000   CONOCOPHILLIPS                                                                                             877,700

                                                                                                                         1,766,710
                                                                                                                  -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.61%
       10,500   MERRILL LYNCH & COMPANY INCORPORATED                                                                       748,440
       11,800   MORGAN STANLEY                                                                                             743,399

                                                                                                                         1,491,839
                                                                                                                  -----------------

TOTAL COMMON STOCKS (COST $20,593,623)                                                                                  22,305,162
                                                                                                                  -----------------

COLLATERAL FOR SECURITIES LENDING: 5.74%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.25%
       18,023   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   18,023
       18,023   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      18,023
       20,920   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             20,920

                                                                                                                            56,966
                                                                                                                  -----------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.49%
$      14,418   ALPINE SECURITIZATION CORPORATION                                      5.30%        10/03/2007              14,414
        2,403   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30         10/02/2007               2,403
       12,015   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.30         10/24/2007              11,975
        6,008   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.03         10/25/2007               6,008
        6,008   BANCO SANTANDER TOTTA LOAN+++/-                                        5.76         10/15/2008               6,007
        6,008   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008               5,999
        8,411   BANK OF MONTREAL                                                       5.08         10/22/2007               8,410
       21,628   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $21,631)                                                         5.40         10/01/2007              21,628
        8,411   BARTON CAPITAL CORPORATION                                             5.23         10/02/2007               8,409
        7,930   BARTON CAPITAL CORPORATION                                             5.24         10/15/2007               7,914
        6,542   BARTON CAPITAL CORPORATION                                             5.27         10/19/2007               6,524
       12,015   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $12,017)               5.30         10/01/2007              12,015
       33,643   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $33,648)                           5.35         10/01/2007              33,643

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       4,806   BNP PARIBAS+/-                                                         5.33%        05/07/2008    $          4,803
        2,586   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,586)                                                5.29         10/01/2007               2,586
       36,046   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $36,051)                                               5.33         10/01/2007              36,046
        6,488   CAFCO LLC++                                                            5.20         10/02/2007               6,487
        3,605   CANCARA ASSET SECURITIZATION LIMITED++                                 5.19         10/17/2007               3,596
        8,170   CHARIOT FUNDING LLC                                                    5.18         10/18/2007               8,150
        8,411   CHARIOT FUNDING LLC++                                                  5.31         10/09/2007               8,401
        8,411   CHARIOT FUNDING LLC++                                                  5.37         10/04/2007               8,407
       15,620   CHEYNE FINANCE LLC+++/-                                                4.98         02/25/2008              14,964
       12,015   CHEYNE FINANCE LLC+++/-                                                5.29         05/19/2008              12,015
        2,403   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007               2,390
        2,649   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007               2,635
       41,028   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $41,034)                                               5.33         10/01/2007              41,028
        1,202   CLIPPER RECEIVABLES CORPORATION++                                      5.22         10/01/2007               1,202
        1,202   COMERICA BANK+/-                                                       5.82         02/08/2008               1,202
       76,744   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $76,755)                                5.35         10/01/2007              76,744
       14,418   CULLINAN FINANCE CORPORATION+++/-                                      5.11         02/25/2008              14,418
        6,008   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008               6,007
       18,023   CULLINAN FINANCE CORPORATION+++/-                                      5.32         08/04/2008              18,019
       36,046   EBBETS FUNDING LLC++                                                   5.90         10/01/2007              36,046
       13,217   ERASMUS CAPITAL CORPORATION++                                          5.34         10/10/2007              13,200
        2,403   ERASMUS CAPITAL CORPORATION++                                          5.65         10/01/2007               2,403
       12,015   FAIRWAY FINANCE CORPORATION++                                          5.25         10/10/2007              12,000
        9,612   FAIRWAY FINANCE CORPORATION++                                          5.30         10/05/2007               9,607
        6,008   FALCON ASSET SECURITIZATION CORPORATION                                5.35         11/06/2007               5,976
       24,031   FIVE FINANCE INCORPORATED+++/-                                         5.30         07/09/2008              24,013
        8,867   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.38         10/31/2007               8,829
        6,008   GALLEON CAPITAL LLC++                                                  5.25         10/02/2007               6,007
        9,853   GALLEON CAPITAL LLC++                                                  5.28         10/01/2007               9,853
        6,248   GALLEON CAPITAL LLC                                                    5.34         10/19/2007               6,232
        2,403   HARRIER FINANCE FUNDING LLC+/-                                         5.15         04/25/2008               2,403
        6,008   HARRIER FINANCE FUNDING LLC+++/-                                       5.31         01/11/2008               6,002
       12,015   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008              12,026
       15,620   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.82         08/16/2008              15,620
        6,008   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.14         10/24/2008               6,003
      139,378   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $139,399)                          5.35         10/01/2007             139,378
       18,984   K2 (USA) LLC                                                           6.11         10/05/2007              18,973
       13,818   KESTREL FUNDING US LLC+++/-                                            5.10         02/25/2008              13,805
        2,403   KESTREL FUNDING US LLC+/-                                              5.15         04/25/2008               2,403
        3,605   KESTREL FUNDING US LLC                                                 5.88         10/09/2007               3,600
        9,612   LIBERTY STREET FUNDING CORPORATION                                     5.28         10/01/2007               9,612
       12,015   LINKS FINANCE LLC+++/-                                                 5.32         08/15/2008              11,997
       16,101   LIQUID FUNDING LIMITED+++/-                                            5.34         11/13/2007              16,101
       17,783   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008              17,797
        5,070   METLIFE GLOBAL FUNDING I+++/-                                          5.43         10/05/2007               5,070
       78,463   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $78,475)                                               5.33         10/01/2007              78,463
        1,111   MORGAN STANLEY SERIES EXL+/-                                           5.83         10/14/2008               1,110
       21,093   NORTH SEA FUNDING LLC                                                  5.36         10/15/2007              21,050
       12,015   NORTH SEA FUNDING LLC++                                                5.45         10/03/2007              12,012
       12,015   NORTHERN ROCK PLC+++/-SS.                                              5.78         11/04/2008              11,965
        3,217   PERRY GLOBAL FUNDING LLC SERIES A                                      5.59         10/11/2007               3,213
        6,849   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007               6,850
        6,008   PREMIUM ASSET TRUST SERIES 06-B++                                      5.50         12/16/2007               6,008
        4,566   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007               4,566
          972   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.19         03/24/2008                 971
       19,225   REGENCY MARKETS #1 LLC++                                               5.21         10/12/2007              19,194

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       9,132   REGENCY MARKETS #1 LLC++                                               5.25%        10/04/2007    $          9,128
        4,806   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.55         10/05/2007               4,806
       17,062   SCALDIS CAPITAL LIMITED++                                              5.26         10/04/2007              17,054
       16,581   SCALDIS CAPITAL LIMITED                                                5.29         10/22/2007              16,530
       15,620   SEDNA FINANCE INCORPORATED                                             5.38         10/09/2007              15,602
        8,651   SEDNA FINANCE INCORPORATED+++/-                                        5.79         04/10/2008               8,646
        3,605   SHEFFIELD RECEIVABLES CORPORATION++                                    5.25         10/05/2007               3,603
        6,128   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.82         04/11/2008               6,128
        4,686   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/29/2008               4,685
        6,008   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.70         02/04/2008               6,013
        4,806   SLM CORPORATION+++/-                                                   5.81         05/12/2008               4,764
        7,450   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.36         04/03/2008               7,447
       12,015   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008              12,017
       12,015   TANGO FINANCE CORPORATION                                              5.37         10/04/2007              12,010
       14,659   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30         10/15/2007              14,629
        1,442   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.31         10/17/2007               1,438
        1,389   THE TRAVELERS INSURANCE COMPANY+/-                                     5.89         02/08/2008               1,389
        5,011   THUNDER BAY FUNDING INCORPORATED                                       5.32         10/25/2007               4,993
       11,756   THUNDER BAY FUNDING INCORPORATED++                                     5.33         10/02/2007              11,755
        1,922   TULIP FUNDING CORPORATION++                                            5.25         10/04/2007               1,922
        9,612   TULIP FUNDING CORPORATION                                              5.27         10/26/2007               9,577
        6,008   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.77         10/08/2008               5,996
        6,008   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.84         10/08/2008               5,997
        2,403   VERSAILLES CDS LLC++                                                   5.24         10/03/2007               2,402
        9,612   VERSAILLES CDS LLC                                                     5.39         10/16/2007               9,591
       12,015   VERSAILLES CDS LLC                                                     5.40         10/23/2007              11,977
       10,333   VICTORIA FINANCE LLC+++/-                                              5.32         07/28/2008              10,312
        6,008   VICTORIA FINANCE LLC+++/-                                              5.34         08/07/2008               6,008
       12,015   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008              12,017
        4,806   ZELA FINANCE CORPORATION                                               5.32         10/26/2007               4,784

                                                                                                                         1,238,027
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,294,993)                                                                1,294,993
                                                                                                                  -----------------

SHARES
SHORT-TERM INVESTMENTS: 0.23%
       52,006   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                52,006
                                                                                                                  -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $52,006)                                                                                 52,006
                                                                                                                  -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $21,940,622)*                                      104.79%                                                  $     23,652,161

OTHER ASSETS AND LIABILITIES, NET                         (4.79)                                                        (1,080,204)
                                                        --------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                  $     22,571,957
                                                        --------                                                  -----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $52,006.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 99.56%

APPAREL & ACCESSORY STORES: 1.62%
       30,300   KOHL'S CORPORATION+                                                                               $      1,737,099
                                                                                                                  -----------------
BIOPHARMACEUTICALS: 4.37%
       42,900   GENENTECH INCORPORATED+                                                                                  3,347,058
       21,700   GENZYME CORPORATION+                                                                                     1,344,532

                                                                                                                         4,691,590
                                                                                                                  -----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.73%
       46,900   FASTENAL COMPANY                                                                                         2,129,729
      105,100   LOWE'S COMPANIES INCORPORATED                                                                            2,944,902

                                                                                                                         5,074,631
                                                                                                                  -----------------
BUSINESS SERVICES: 18.23%
       28,400   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   1,304,412
      180,200   EBAY INCORPORATED+                                                                                       7,031,404
        9,100   GOOGLE INCORPORATED CLASS A+                                                                             5,162,157
      205,900   MICROSOFT CORPORATION                                                                                    6,065,814

                                                                                                                        19,563,787
                                                                                                                  -----------------
CHEMICALS & ALLIED PRODUCTS: 2.31%
       43,800   AMGEN INCORPORATED+                                                                                      2,477,766
                                                                                                                  -----------------
DEPOSITORY INSTITUTIONS: 0.93%
       47,700   WESTERN UNION COMPANY                                                                                    1,000,269
                                                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 16.74%
      209,100   CISCO SYSTEMS INCORPORATED+                                                                              6,923,301
       53,300   LINEAR TECHNOLOGY CORPORATION<<                                                                          1,864,967
      167,400   NOKIA OYJ ADR                                                                                            6,349,482
       77,300   TEXAS INSTRUMENTS INCORPORATED                                                                           2,828,407

                                                                                                                        17,966,157
                                                                                                                  -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.77%
       98,750   PAYCHEX INCORPORATED                                                                                     4,048,750
                                                                                                                  -----------------
GENERAL MERCHANDISE STORES: 5.31%
       67,800   TARGET CORPORATION                                                                                       4,310,046
       31,900   WAL-MART STORES INCORPORATED                                                                             1,392,435

                                                                                                                         5,702,481
                                                                                                                  -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.40%
       72,100   EMC CORPORATION                                                                                          1,499,680
      124,600   INTEL CORPORATION                                                                                        3,222,156

                                                                                                                         4,721,836
                                                                                                                  -----------------
INSURANCE CARRIERS: 3.44%
       54,475   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                3,685,234
                                                                                                                  -----------------
MEDICAL EQUIPMENT & SUPPLIES: 6.05%
      115,075   MEDTRONIC INCORPORATED                                                                                   6,491,381
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
PERSONAL SERVICES: 1.19%
       34,500   CINTAS CORPORATION                                                                                $      1,279,950
                                                                                                                  -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 23.43%
      283,950   CHARLES SCHWAB CORPORATION                                                                               6,133,320
        2,400   CME GROUP INCORPORATED                                                                                   1,409,640
       30,400   FRANKLIN RESOURCES INCORPORATED                                                                          3,876,000
       46,225   GOLDMAN SACHS GROUP INCORPORATED                                                                        10,018,807
       21,900   LEGG MASON INCORPORATED                                                                                  1,845,951
       33,400   T. ROWE PRICE GROUP INCORPORATED<<                                                                       1,860,046

                                                                                                                        25,143,764
                                                                                                                  -----------------
TRANSPORTATION SERVICES: 3.04%
       32,200   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                     1,748,138
       31,900   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                      1,508,870

                                                                                                                         3,257,008
                                                                                                                  -----------------

TOTAL COMMON STOCKS (COST $87,502,396)                                                                                 106,841,703
                                                                                                                  -----------------
COLLATERAL FOR SECURITIES LENDING: 3.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.15%
       52,903   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                 52,903
       52,903   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      52,903
       61,407   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 61,407

                                                                                                                           167,213
                                                                                                                  -----------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 3.39%
$      42,323   ALPINE SECURITIZATION CORPORATION                                     5.30%         10/03/2007              42,310
        7,054   ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30          10/02/2007               7,053
       35,269   ATLANTIC ASSET SECURITIZATION CORPORATION                             5.30          10/24/2007              35,151
       17,634   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                    5.03          10/25/2007              17,635
       17,634   BANCO SANTANDER TOTTA LOAN+++/-                                       5.76          10/15/2008              17,632
       17,634   BANK OF IRELAND SERIES EXTC+++/-                                      5.35          10/14/2008              17,608
       24,688   BANK OF MONTREAL                                                      5.08          10/22/2007              24,685
       63,484   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $63,494)                                              5.40          10/01/2007              63,484
       24,688   BARTON CAPITAL CORPORATION                                            5.23          10/02/2007              24,685
       23,277   BARTON CAPITAL CORPORATION                                            5.24          10/15/2007              23,230
       19,202   BARTON CAPITAL CORPORATION                                            5.27          10/19/2007              19,151
       35,269   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $35,274)              5.30          10/01/2007              35,269
       98,753   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $98,768)                          5.35          10/01/2007              98,753
       14,108   BNP PARIBAS+/-                                                        5.33          05/07/2008              14,098
      105,807   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $105,823)                                             5.33          10/01/2007             105,807
        7,591   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $7,592)                                               5.29          10/01/2007               7,591
       19,045   CAFCO LLC++                                                           5.20          10/02/2007              19,042
       10,581   CANCARA ASSET SECURITIZATION LIMITED++                                5.19          10/17/2007              10,556
       23,983   CHARIOT FUNDING LLC                                                   5.18          10/18/2007              23,923
       24,688   CHARIOT FUNDING LLC++                                                 5.31          10/09/2007              24,659
       24,688   CHARIOT FUNDING LLC++                                                 5.37          10/04/2007              24,677
       45,850   CHEYNE FINANCE LLC+++/-                                               4.98          02/25/2008              43,923
       35,269   CHEYNE FINANCE LLC+++/-                                               5.29          05/19/2008              35,269

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------


PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       7,054   CIT GROUP INCORPORATED+/-                                             5.67%         12/19/2007    $          7,016
        7,777   CIT GROUP INCORPORATED+/-                                             5.73          11/23/2007               7,733
      120,430   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $120,448)                                             5.33          10/01/2007             120,430
        3,527   CLIPPER RECEIVABLES CORPORATION++                                     5.22          10/01/2007               3,527
        3,527   COMERICA BANK+/-                                                      5.82          02/08/2008               3,530
      225,269   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $225,302)                              5.35          10/01/2007             225,269
       42,323   CULLINAN FINANCE CORPORATION+++/-                                     5.11          02/25/2008              42,323
       17,634   CULLINAN FINANCE CORPORATION+++/-                                     5.32          02/12/2008              17,633
       52,903   CULLINAN FINANCE CORPORATION+++/-                                     5.32          08/04/2008              52,892
      105,807   EBBETS FUNDING LLC++                                                  5.90          10/01/2007             105,807
       38,796   ERASMUS CAPITAL CORPORATION++                                         5.34          10/10/2007              38,745
        7,054   ERASMUS CAPITAL CORPORATION++                                         5.65          10/01/2007               7,054
       35,269   FAIRWAY FINANCE CORPORATION++                                         5.25          10/10/2007              35,223
       28,215   FAIRWAY FINANCE CORPORATION++                                         5.30          10/05/2007              28,199
       17,634   FALCON ASSET SECURITIZATION CORPORATION                               5.35          11/06/2007              17,542
       70,538   FIVE FINANCE INCORPORATED+++/-                                        5.30          07/09/2008              70,485
       26,028   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.38          10/31/2007              25,915
       17,634   GALLEON CAPITAL LLC++                                                 5.25          10/02/2007              17,632
       28,920   GALLEON CAPITAL LLC++                                                 5.28          10/01/2007              28,920
       18,340   GALLEON CAPITAL LLC                                                   5.34          10/19/2007              18,292
        7,054   HARRIER FINANCE FUNDING LLC+/-                                        5.15          04/25/2008               7,054
       17,634   HARRIER FINANCE FUNDING LLC+++/-                                      5.31          01/11/2008              17,618
       35,269   HUDSON-THAMES LLC+++/-                                                5.67          06/16/2008              35,300
       45,850   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.82          08/16/2008              45,850
       17,634   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                            5.14          10/24/2008              17,621
      409,119   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $409,180)                         5.35          10/01/2007             409,119
       55,725   K2 (USA) LLC                                                          6.11          10/05/2007              55,692
       40,559   KESTREL FUNDING US LLC+++/-                                           5.10          02/25/2008              40,522
        7,054   KESTREL FUNDING US LLC+/-                                             5.15          04/25/2008               7,054
       10,581   KESTREL FUNDING US LLC                                                5.88          10/09/2007              10,568
       28,215   LIBERTY STREET FUNDING CORPORATION                                    5.28          10/01/2007              28,215
       35,269   LINKS FINANCE LLC+++/-                                                5.32          08/15/2008              35,215
       47,260   LIQUID FUNDING LIMITED+++/-                                           5.34          11/13/2007              47,260
       52,198   LIQUID FUNDING LIMITED+++/-                                           5.70          06/11/2008              52,241
       14,883   METLIFE GLOBAL FUNDING I+++/-                                         5.43          10/05/2007              14,883
      230,313   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $230,347)                                             5.33          10/01/2007             230,313
        3,262   MORGAN STANLEY SERIES EXL+/-                                          5.83          10/14/2008               3,259
       61,914   NORTH SEA FUNDING LLC                                                 5.36          10/15/2007              61,788
       35,269   NORTH SEA FUNDING LLC++                                               5.45          10/03/2007              35,259
       35,269   NORTHERN ROCK PLC+++/-SS.                                             5.78          11/04/2008              35,121
        9,444   PERRY GLOBAL FUNDING LLC SERIES A                                     5.59          10/11/2007               9,430
       20,103   PREMIUM ASSET TRUST+++/-                                              5.33          12/21/2007              20,107
       17,634   PREMIUM ASSET TRUST SERIES 06-B++                                     5.50          12/16/2007              17,634
       13,402   PYXIS MASTER TRUST SERIES 2007-3+++/-                                 5.51          11/27/2007              13,402
        2,853   RACERS TRUST SERIES 2004-6-MM+++/-                                    5.19          03/24/2008               2,850
       56,430   REGENCY MARKETS #1 LLC++                                              5.21          10/12/2007              56,340
       26,804   REGENCY MARKETS #1 LLC++                                              5.25          10/04/2007              26,793
       14,108   ROYAL BANK OF SCOTLAND GROUP PLC                                      5.55          10/05/2007              14,108
       50,082   SCALDIS CAPITAL LIMITED++                                             5.26          10/04/2007              50,060
       48,671   SCALDIS CAPITAL LIMITED                                               5.29          10/22/2007              48,522
       45,850   SEDNA FINANCE INCORPORATED                                            5.38          10/09/2007              45,796
       25,394   SEDNA FINANCE INCORPORATED+++/-                                       5.79          04/10/2008              25,377
       10,581   SHEFFIELD RECEIVABLES CORPORATION++                                   5.25          10/05/2007              10,575
       17,987   SHIPROCK FINANCE SERIES 2007-4A+++/-                                  5.82          04/11/2008              17,987
       13,755   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.11          02/29/2008              13,753
       17,634   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.70          02/04/2008              17,649
       14,108   SLM CORPORATION+++/-                                                  5.81          05/12/2008              13,984
       21,867   STANFIELD VICTORIA FUNDING LLC+++/-                                   5.36          04/03/2008              21,859

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      35,269   STANFIELD VICTORIA FUNDING LLC+++/-                                   5.57%         02/15/2008    $         35,272
       35,269   TANGO FINANCE CORPORATION                                             5.37          10/04/2007              35,253
       43,028   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.30          10/15/2007              42,940
        4,232   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    5.31          10/17/2007               4,222
        4,078   THE TRAVELERS INSURANCE COMPANY+/-                                    5.89          02/08/2008               4,078
       14,709   THUNDER BAY FUNDING INCORPORATED                                      5.32          10/25/2007              14,657
       34,508   THUNDER BAY FUNDING INCORPORATED++                                    5.33          10/02/2007              34,503
        5,643   TULIP FUNDING CORPORATION++                                           5.25          10/04/2007               5,641
       28,215   TULIP FUNDING CORPORATION                                             5.27          10/26/2007              28,112
       17,634   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                    5.77          10/08/2008              17,602
       17,634   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    5.84          10/08/2008              17,602
        7,054   VERSAILLES CDS LLC++                                                  5.24          10/03/2007               7,052
       28,215   VERSAILLES CDS LLC                                                    5.39          10/16/2007              28,153
       35,269   VERSAILLES CDS LLC                                                    5.40          10/23/2007              35,156
       30,331   VICTORIA FINANCE LLC+++/-                                             5.32          07/28/2008              30,270
       17,634   VICTORIA FINANCE LLC+++/-                                             5.34          08/07/2008              17,634
       35,269   WHITE PINE FINANCE LLC+++/-                                           5.46          02/22/2008              35,272
       14,108   ZELA FINANCE CORPORATION                                              5.32          10/26/2007              14,054

                                                                                                                         3,634,009
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,801,222)                                                                3,801,222
                                                                                                                  -----------------

SHARES
SHORT-TERM INVESTMENTS: 0.48%
       519,189  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               519,189

TOTAL SHORT-TERM INVESTMENTS (COST $519,189)                                                                               519,189
                                                                                                                  -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $91,822,807)*                                      103.58%                                                  $    111,162,114

OTHER ASSETS AND LIABILITIES, NET                         (3.58)                                                        (3,842,546)
                                                         -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                  $    107,319,568
                                                         -------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $519,189.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CERTIFICATES OF DEPOSIT: 3.93%
$     500,000   ABN-AMRO BANK (LONDON)                                                 5.32%        10/16/2007    $        500,000
      500,000   BARCLAYS BANK PLC (NEW YORK)                                           5.32         10/16/2007             500,000
      250,000   NATIXIS+/-                                                             4.90         03/06/2008             250,000
      250,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                     5.70         04/16/2008             249,866
      250,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                   5.67         04/03/2008             249,968
      250,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                   5.66         07/03/2008             249,775

TOTAL CERTIFICATES OF DEPOSIT (COST $1,999,609)                                                                          1,999,609
                                                                                                                  -----------------
COMMERCIAL PAPER: 51.73%
      250,000   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            5.17         11/16/2007             248,348
    1,000,000   ALPINE SECURITIZATION++                                                5.35         10/02/2007             999,851
      500,000   AMSTEL FUNDING CORPORATION++                                           6.25         10/22/2007             498,177
      250,000   ASSCHER FINANCE CORPORATION++                                          5.21         12/10/2007             247,467
    1,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30         10/04/2007             999,558
      250,000   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.95         10/17/2007             249,339
      250,000   ATOMIUM FUNDING LLC++                                                  5.27         10/05/2007             249,854
      250,000   ATOMIUM FUNDING LLC++                                                  5.50         10/23/2007             249,160
      300,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.12         10/19/2007             300,000
    1,000,000   BEAR STEARNS COMPANY INCORPORATED                                      5.30         10/01/2007           1,000,000
      250,000   CAFCO LLC++                                                            5.85         03/05/2008             243,663
    1,000,000   CAFCO LLC++                                                            5.70         10/16/2007             997,625
      250,000   CANCARA ASSET SECURITIZATION LLC++                                     5.20         12/14/2007             247,328
      250,000   CEDAR SPRINGS CAPITAL COMPANY++                                        5.27         10/18/2007             249,378
      250,000   CIESCO LLC++                                                           6.10         12/10/2007             247,035
    1,000,000   CLIPPER RECEIVABLES COMPANY LLC++                                      5.30         10/01/2007           1,000,000
      500,000   CONCORD MINUTEMEN CAPITAL COMPANY++                                    5.60         11/14/2007             496,578
      250,000   CROWN POINT CAPITAL COMPANY++                                          5.30         11/06/2007             248,675
      250,000   CULLINAN FINANCE CORPORATION++                                         5.28         11/01/2007             248,863
    1,000,000   DORADA FINANCE INCORPORATED++                                          5.91         11/28/2007             990,478
      250,000   ERASMUS CAPITAL CORPORATION++                                          5.26         10/22/2007             249,233
    1,000,000   FALCON ASSET SECURITY COMPANY LLC++                                    5.35         10/01/2007           1,000,000
      250,000   FCAR OWNER TRUST I                                                     5.22         12/19/2007             247,136
      250,000   FCAR OWNER TRUST I                                                     5.20         12/17/2007             247,219
      250,000   FIVE FINANCE INCORPORATED++                                            5.27         10/05/2007             249,854
      250,000   FIVE FINANCE INCORPORATED++                                            5.26         10/23/2007             249,196
      250,000   FIVE FINANCE INCORPORATED++                                            5.23         11/26/2007             247,966
    1,000,000   GALLEON CAPITAL LLC++                                                  5.33         10/01/2007           1,000,000
      250,000   GEMINI SECURITIZATION LLC++                                            5.32         11/05/2007             248,707
      500,000   GOVCO LLC++                                                            5.25         10/10/2007             499,344
      250,000   HARRIER FINANCE FUNDING US LLC++                                       5.19         11/19/2007             248,234
      250,000   HUDSON-THAMES LLC++                                                    5.19         11/15/2007             248,380
      250,000   HUDSON-THAMES LLC++                                                    5.30         11/06/2007             248,675
      250,000   IOWA STUDENT LOAN LIQUIDATION COMPANY                                  6.25         10/11/2007             249,566
      500,000   K2 (USA) LLC++                                                         5.25         10/26/2007             498,177
      250,000   KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++                           5.17         11/19/2007             248,241
      500,000   KESTREL FUNDING US LLC++                                               5.24         01/22/2008             491,776
      250,000   LEGACY CAPITAL LLC++                                                   5.29         11/07/2007             248,641
      250,000   LIBERTY STREET FUNDING LLC++                                           6.30         11/08/2007             248,338
      250,000   LIBERTY STREET FUNDING LLC++                                           5.30         11/30/2007             247,792
      250,000   LIBERTY STREET FUNDING LLC++                                           5.23         12/12/2007             247,385
    1,000,000   MONT BLANC CAPITAL CORPORATION++                                       5.30         10/01/2007           1,000,000
      150,000   MONUMENT GLOBAL FUNDING II+/-++                                        5.57         12/20/2007             150,000
      500,000   NATIONWIDE BUILDING SOCIETY+/-++                                       5.46         02/01/2008             500,214
      250,000   OLD LINE FUNDING LLC++                                                 5.75         10/16/2007             249,401
      250,000   PERRY GLOBAL FUNDING LLC++                                             6.30         11/13/2007             248,119
      500,000   PERRY GLOBAL FUNDING LLC++                                             5.35         12/10/2007             494,799
      250,000   PERRY GLOBAL FUNDING LLC++                                             5.20         12/19/2007             247,147
      500,000   RANGER FUNDING COMPANY LLC++                                           6.00         10/01/2007             500,000
      250,000   REGENCY MARKETS #1 LLC++                                               6.07         10/12/2007             249,536
      500,000   SAINT GERMAIN HOLDINGS INCORPORATED++                                  5.35         11/06/2007             497,325
      250,000   SAINT GERMAIN HOLDINGS INCORPORATED++                                  5.28         11/09/2007             248,570
      250,000   SEDNA FINANCE INCORPORATED++                                           5.27         11/01/2007             248,865

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$     250,000   SOLITAIRE FUNDING LLC++                                                6.15%        12/13/2007    $        246,882
      250,000   TANGO FINANCE CORPORATION++                                            5.27         10/18/2007             249,378
      250,000   TANGO FINANCE CORPORATION++                                            5.35         11/08/2007             248,588
      250,000   TASMAN FUNDING INCORPORATED++                                          5.35         11/05/2007             248,700
      250,000   TEMPO FINANCE CORPORATION++                                            6.10         12/13/2007             246,908
      250,000   THAMES ASSET GLOBAL SECURITIZATION++                                   5.25         12/05/2007             247,630
      500,000   TULIP FUNDING CORPORATION++                                            5.21         12/20/2007             494,211
      250,000   UBS FINANCE (DELAWARE) LLC                                             5.19         10/05/2007             249,856
    1,000,000   UBS FINANCE (DELAWARE) LLC                                             5.25         10/12/2007             998,396
      250,000   VERSAILLES CDS LLC++                                                   5.30         10/03/2007             249,926
      250,000   VERSAILLES CDS LLC++                                                   5.65         11/09/2007             248,470
      250,000   VETRA FINANCE INCORPORATED++                                           5.30         10/29/2007             248,969
      250,000   WESTPAC SECURITIES (NEW ZEALAND) LIMITED++                             5.26         10/15/2007             249,489

TOTAL COMMERCIAL PAPER (COST $26,336,616)                                                                               26,336,616
                                                                                                                  -----------------
CORPORATE BONDS & NOTES: 0.27%
      135,000   HSBC FINANCE CORPORATION                                               5.84         02/15/2008             135,247

TOTAL CORPORATE BONDS & NOTES (COST $135,247)                                                                              135,247
                                                                                                                  -----------------
EXTENDABLE BONDS: 12.47%
    1,000,000   BANK OF IRELAND SERIES XMTN+/-++                                       5.50         10/17/2008           1,000,000
      300,000   BASF FINANCE EUROPE NV+/-++                                            5.35         10/17/2008             300,000
      300,000   BES FINANCE LIMITED+/-++                                               5.77         08/29/2008             300,000
      500,000   BNP PARIBAS SA+/-                                                      5.66         09/16/2008             500,000
      250,000   CAISSE NATIONALE+/-++                                                  5.35         09/09/2008             250,000
      500,000   DNB NOR BANK ASA+/-++                                                  5.13         10/24/2008             500,000
      500,000   FLORIDA HURRICANE CATASTROPHE+/-                                       5.96         10/14/2008             500,000
      500,000   INTESA BANK (IRELAND) PLC+/-++                                         5.14         10/24/2008             500,000
      300,000   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.36         10/27/2008             300,000
      500,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.28         10/23/2008             500,000
      200,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.75         10/17/2008             200,000
    1,000,000   NORTHERN ROCK PLC SERIES MTN+/-++                                      5.81         10/08/2008           1,000,000
      500,000   PREMIUM ASSET TRUST+/-++                                               5.86         10/14/2008             500,000

TOTAL EXTENDABLE BONDS (COST $6,350,000)                                                                                 6,350,000
                                                                                                                  -----------------
MEDIUM TERM NOTES: 6.68%
      500,000   ALLSTATE LIFE GLOBAL FUND TRUST SERIES MTN+/-                          5.60         11/14/2007             500,024
      250,000   CULLINAN FINANCE CORPORATION SERIES MTN+/-++                           5.32         01/04/2008             249,988
      500,000   JOHN HANCOCK GLOBAL FUNDING II+/-++                                    5.87         02/20/2008             500,687
      250,000   LIBERTY LIGHT US CAPITAL SERIES MTN+/-++                               5.32         01/04/2008             249,987
    1,000,000   NORDEA BANK AB+/-++                                                    5.84         09/10/2008           1,000,000
      250,000   ROYAL BANK SCOTLAND GROUP PLC+/-++                                     5.80         09/18/2008             250,000
      400,000   SEDNA FINANCE INCORPORATED SERIES MTN++                                5.35         05/29/2008             400,000
      100,000   VETRA FINANCE INCORPORATED SERIES MTN+/-++                             5.67         12/06/2007              99,998
      150,000   ZELA FINANCE INCORPORATED SERIES MTN+/-++                              5.69         12/07/2007             149,998

TOTAL MEDIUM TERM NOTES (COST $3,400,682)                                                                                3,400,682
                                                                                                                  -----------------
MUNICIPAL BONDS & NOTES: 1.16%
      490,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                BANK OF AMERICA NA LOC)+/-SS.                                          5.11         11/01/2028             490,000
      100,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
                D (HEFAR, AMBAC INSURED)+/-SS.                                         5.13         12/01/2046             100,000

TOTAL MUNICIPAL BONDS & NOTES (COST $590,000)                                                                              590,000
                                                                                                                  -----------------
SECURED MASTER NOTE AGREEMENT: 3.14%
      500,000   BANK OF AMERICA SECURITIES LLC+/-++(E)SS.                              5.31                 --             500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
SECURED MASTER NOTE AGREEMENT (continued)
$   1,100,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-++(E)                          5.32%                --    $      1,100,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $1,600,000)                                                                    1,600,000
                                                                                                                  -----------------
REPURCHASE AGREEMENTS: 20.82%
    1,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,147)                      5.30         10/01/2007           1,000,000
    1,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,000,147)                                 5.30         10/01/2007           1,000,000
    6,600,720   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $6,601,659)                                 5.12         10/01/2007           6,600,720
    2,000,000   LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
                GOVERNMENT  SECURITIES (MATURITY VALUE $2,000,297)                     5.35         10/01/2007           2,000,000

TOTAL REPURCHASE AGREEMENTS (COST $10,600,720)                                                                          10,600,720
                                                                                                                  -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $51,012,874)*                             100.20%                                                           $     51,012,874

OTHER ASSETS AND LIABILITIES, NET                (0.20)                                                                   (101,955)
                                                -------                                                           -----------------

TOTAL NET ASSETS                                100.00%                                                           $     50,910,919
                                                -------                                                           -----------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 80.48%

AMUSEMENT & RECREATION SERVICES: 1.49%
      295,000   INTERNATIONAL GAME TECHNOLOGY                                                                     $     12,714,500
                                                                                                                  -----------------
APPAREL & ACCESSORY STORES: 2.37%
      225,000   NORDSTROM INCORPORATED                                                                                  10,550,250
      440,000   URBAN OUTFITTERS INCORPORATED<<+                                                                         9,592,000

                                                                                                                        20,142,250
                                                                                                                  -----------------
BIOPHARMACEUTICALS: 2.27%
      130,000   GENENTECH INCORPORATED+                                                                                 10,142,600
      425,000   PDL BIOPHARMA INCORPORATED<<+                                                                            9,184,250

                                                                                                                        19,326,850
                                                                                                                  -----------------
BUSINESS SERVICES: 10.61%
      500,000   ACTIVISION INCORPORATED+                                                                                10,795,000
       40,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                      1,134,800
      520,000   CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                                  11,538,800
    1,295,000   CNET NETWORKS INCORPORATED<<+                                                                            9,647,750
      215,000   ELECTRONIC ARTS INCORPORATED<<+                                                                         12,037,850
      380,000   IMS HEALTH INCORPORATED                                                                                 11,643,200
    1,030,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                          10,691,400
      204,000   OMNICOM GROUP INCORPORATED                                                                               9,810,360
      655,000   RED HAT INCORPORATED<<+                                                                                 13,014,850

                                                                                                                        90,314,010
                                                                                                                  -----------------
CHEMICALS & ALLIED PRODUCTS: 5.05%
      180,000   AVERY DENNISON CORPORATION                                                                              10,263,600
      165,000   CLOROX COMPANY                                                                                          10,063,350
      270,000   PRAXAIR INCORPORATED                                                                                    22,615,200

                                                                                                                        42,942,150
                                                                                                                  -----------------
COMMUNICATIONS: 4.52%
      360,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A<<+                                               12,578,400
      477,000   COMCAST CORPORATION CLASS A                                                                             11,428,920
       37,000   LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                              4,618,710
      510,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                          9,797,100

                                                                                                                        38,423,130
                                                                                                                  -----------------
DEPOSITORY INSTITUTIONS: 5.38%
      265,000   BANK OF NEW YORK MELLON CORPORATION                                                                     11,697,100
      140,000   BB&T CORPORATION                                                                                         5,654,600
      120,000   COMERICA INCORPORATED                                                                                    6,153,600
      290,000   TORONTO-DOMINION BANK                                                                                   22,246,016

                                                                                                                        45,751,316
                                                                                                                  -----------------
ELECTRIC, GAS & SANITARY SERVICES: 1.27%
      565,000   NISOURCE INCORPORATED                                                                                   10,814,100
                                                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.41%
    3,817,300   ARM HOLDINGS PLC                                                                                        12,027,666
    1,355,000   CELESTICA INCORPORATED+                                                                                  8,279,050
      200,000   FLEXTRONICS INTERNATIONAL LIMITED+                                                                       2,236,000
      870,000   MICRON TECHNOLOGY INCORPORATED+                                                                          9,657,000
      175,000   MICROSEMI CORPORATION<<                                                                                  4,879,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      430,000   MOLEX INCORPORATED CLASS A                                                                        $     10,904,800
      405,000   NETWORK APPLIANCE INCORPORATED+                                                                         10,898,550
      985,000   ON SEMICONDUCTOR CORPORATION+                                                                           12,371,600
      153,887   SANMINA-SCI CORPORATION+                                                                                   326,240

                                                                                                                        71,579,906
                                                                                                                  -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.49%
      315,000   ACCENTURE LIMITED CLASS A                                                                               12,678,750
                                                                                                                  -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.64%
      134,000   FORTUNE BRANDS INCORPORATED                                                                             10,919,660
      193,000   ILLINOIS TOOL WORKS INCORPORATED                                                                        11,510,520

                                                                                                                        22,430,180
                                                                                                                  -----------------
FOOD & KINDRED PRODUCTS: 1.38%
      315,000   PEPSI BOTTLING GROUP INCORPORATED                                                                       11,708,550
                                                                                                                  -----------------
FORESTRY: 1.02%
      119,985   WEYERHAEUSER COMPANY                                                                                     8,674,916
                                                                                                                  -----------------
GENERAL MERCHANDISE STORES: 2.59%
      150,000   JC PENNEY COMPANY INCORPORATED                                                                           9,505,500
      197,000   TARGET CORPORATION                                                                                      12,523,290

                                                                                                                        22,028,790
                                                                                                                  -----------------
HEALTH SERVICES: 0.96%
    1,177,000   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                     8,168,380
                                                                                                                  -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.29%
      215,000   DOVER CORPORATION                                                                                       10,954,250
                                                                                                                  -----------------
INSURANCE CARRIERS: 5.61%
      195,000   ACE LIMITED                                                                                             11,811,150
       95,000   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     5,976,450
      235,000   MGIC INVESTMENT CORPORATION<<                                                                            7,592,850
      179,000   RENAISSANCERE HOLDINGS LIMITED                                                                          11,708,390
      135,000   XL CAPITAL LIMITED CLASS A                                                                              10,692,000

                                                                                                                        47,780,840
                                                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.25%
      310,000   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                            10,738,400
      270,000   RESMED INCORPORATED<<+                                                                                  11,574,900
      207,500   WATERS CORPORATION+                                                                                     13,885,900

                                                                                                                        36,199,200
                                                                                                                  -----------------
METAL MINING: 1.23%
      100,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     10,489,000
                                                                                                                  -----------------
MISCELLANEOUS RETAIL: 2.76%
      288,000   CVS CAREMARK CORPORATION                                                                                11,413,440
      560,000   STAPLES INCORPORATED                                                                                    12,034,400

                                                                                                                        23,447,840
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.34%
      435,000   J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                       $     11,440,500
                                                                                                                  -----------------
OIL & GAS EXTRACTION: 7.45%
      220,000   GLOBALSANTAFE CORPORATION                                                                               16,724,400
      175,000   TRANSOCEAN INCORPORATED<<+                                                                              19,783,750
      400,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                      26,872,000

                                                                                                                        63,380,150
                                                                                                                  -----------------
PERSONAL SERVICES: 1.01%
      270,000   REGIS CORPORATION<<                                                                                      8,615,700
                                                                                                                  -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.23%
      250,000   E.W. SCRIPPS COMPANY CLASS A                                                                            10,500,000
                                                                                                                  -----------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.41%
      365,000   ASML HOLDING NV NEW YORK REGISTERED SHARES<<+                                                           11,993,900
                                                                                                                  -----------------
TRANSPORTATION BY AIR: 1.45%
      253,100   SOUTHWEST AIRLINES COMPANY                                                                               3,745,880
      315,000   TAM SA ADR<<+                                                                                            8,631,002

                                                                                                                        12,376,882
                                                                                                                  -----------------
TOTAL COMMON STOCKS (COST $527,886,442)                                                                                684,876,040
                                                                                                                  -----------------

UNITS                                                                                             MATURITY DATE
EXCHANGEABLE NOTES: 4.56%
      182,850   AMGEN INCORPORATED MTN+ ++^(J)                                                      11/20/2007          10,343,825
      115,000   MEDTRONIC INCORPORATED MTN+ ++^(J)                                                  10/05/2007           6,460,125
      171,000   ROCKWELL AUTOMATION INCORPORATED MTN+ ++^(J)                                        11/21/2007          11,790,450
      373,550   STARBUCKS CORPORATION MTN+ ++^(J)                                                   12/05/2007          10,171,767

TOTAL EXCHANGEABLE NOTES (COST $37,135,054)                                                                             38,766,167
                                                                                                                  -----------------

SHARES
INVESTMENT COMPANIES: 2.50%

STOCK FUNDS: 2.50%
      155,000   ISHARES S&P SMALLCAP 600 INDEX FUND<<                                                                   10,808,150
       65,000   MIDCAP SPDR TRUST SERIES 1<<                                                                            10,444,200

                                                                                                                        21,252,350
                                                                                                                  -----------------
TOTAL INVESTMENT COMPANIES (COST $13,130,148)                                                                           21,252,350
                                                                                                                  -----------------
PREFERRED STOCKS: 3.97%
      254,000   AKAMAI TECHNOLOGIES INCORPORATED MTN+ ++^                                                                7,277,100
      290,000   CHESAPEAKE ENERGY CORPORATION+ ++^                                                                      10,184,800
      138,000   JOY GLOBAL INCORPORATED+ ++^                                                                             6,802,558
      160,000   MEMC ELECTRONIC MATERIALS INCORPORATED+ ++^                                                              9,510,400

TOTAL PREFERRED STOCKS (COST $36,708,289)                                                                               33,774,858
                                                                                                                  -----------------
PRINCIPAL                                                                         INTEREST RATE
US TREASURY SECURITIES: 0.47%

US TREASURY BILLS: 0.47%
$   4,040,000   US TREASURY BILL<<^                                                    4.08%        10/25/2007           4,029,321
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
TOTAL US TREASURY SECURITIES (COST $4,027,449)                                                                    $      4,029,321
                                                                                                                  -----------------
RIGHTS: 0.00%
      230,000   SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                                 0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                  -----------------
COLLATERAL FOR SECURITIES LENDING: 14.33%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.63%
    1,697,098   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                              1,697,098
    1,697,098   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,697,098
    1,969,903   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              1,969,903

                                                                                                                         5,364,099
                                                                                                                  -----------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 13.70%
$   1,357,678   ALPINE SECURITIZATION CORPORATION                                      5.30%        10/03/2007           1,357,285
      226,280   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30         10/02/2007             226,246
    1,131,399   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.30         10/24/2007           1,127,608
      565,699   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.03         10/25/2007             565,705
      565,699   BANCO SANTANDER TOTTA LOAN+++/-                                        5.76         10/15/2008             565,626
      565,699   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008             564,845
      791,979   BANK OF MONTREAL                                                       5.08         10/22/2007             791,868
    2,036,518   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,036,823)                                            5.40         10/01/2007           2,036,518
      791,979   BARTON CAPITAL CORPORATION                                             5.23         10/02/2007             791,860
      746,723   BARTON CAPITAL CORPORATION                                             5.24         10/15/2007             745,200
      615,979   BARTON CAPITAL CORPORATION                                             5.27         10/19/2007             614,365
    1,131,399   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,131,566)            5.30         10/01/2007           1,131,399
    3,167,916   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $3,168,387)                        5.35         10/01/2007           3,167,916
      452,559   BNP PARIBAS+/-                                                         5.33         05/07/2008             452,238
      243,529   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $243,565)                                              5.29         10/01/2007             243,529
    3,394,196   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,394,699)                                            5.33         10/01/2007           3,394,196
      610,955   CAFCO LLC++                                                            5.20         10/02/2007             610,864
      339,420   CANCARA ASSET SECURITIZATION LIMITED++                                 5.19         10/17/2007             338,629
      769,351   CHARIOT FUNDING LLC                                                    5.18         10/18/2007             767,443
      791,979   CHARIOT FUNDING LLC++                                                  5.31         10/09/2007             791,052
      791,979   CHARIOT FUNDING LLC++                                                  5.37         10/04/2007             791,631
    1,470,818   CHEYNE FINANCE LLC+++/-                                                4.98         02/25/2008           1,409,029
    1,131,399   CHEYNE FINANCE LLC+++/-                                                5.29         05/19/2008           1,131,399
      226,280   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007             225,065
      249,473   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007             248,074
    3,863,318   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,863,890)                                            5.33         10/01/2007           3,863,318
      113,140   CLIPPER RECEIVABLES CORPORATION++                                      5.22         10/01/2007             113,140
      113,140   COMERICA BANK+/-                                                       5.82         02/08/2008             113,226
    7,226,446   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED
                (MATURITY VALUE $7,227,520)                                            5.35         10/01/2007           7,226,446
    1,357,678   CULLINAN FINANCE CORPORATION+++/-                                      5.11         02/25/2008           1,357,678
      565,699   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008             565,660
    1,697,098   CULLINAN FINANCE CORPORATION+++/-                                      5.32         08/04/2008           1,696,725
    3,394,196   EBBETS FUNDING LLC++                                                   5.90         10/01/2007           3,394,196
    1,244,539   ERASMUS CAPITAL CORPORATION++                                          5.34         10/10/2007           1,242,908
      226,280   ERASMUS CAPITAL CORPORATION++                                          5.65         10/01/2007             226,280
    1,131,399   FAIRWAY FINANCE CORPORATION++                                          5.25         10/10/2007           1,129,917

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     905,119   FAIRWAY FINANCE CORPORATION++                                          5.30%        10/05/2007    $        904,594
      565,699   FALCON ASSET SECURITIZATION CORPORATION                                5.35         11/06/2007             562,735
    2,262,797   FIVE FINANCE INCORPORATED+++/-                                         5.30         07/09/2008           2,261,100
      834,972   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.38         10/31/2007             831,323
      565,699   GALLEON CAPITAL LLC++                                                  5.25         10/02/2007             565,614
      927,747   GALLEON CAPITAL LLC++                                                  5.28         10/01/2007             927,747
      588,327   GALLEON CAPITAL LLC                                                    5.34         10/19/2007             586,786
      226,280   HARRIER FINANCE FUNDING LLC+/-                                         5.15         04/25/2008             226,280
      565,699   HARRIER FINANCE FUNDING LLC+++/-                                       5.31         01/11/2008             565,162
    1,131,399   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008           1,132,394
    1,470,818   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.82         08/16/2008           1,470,818
      565,699   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.14         10/24/2008             565,264
   13,124,225   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $13,126,175)                       5.35         10/01/2007          13,124,225
    1,787,610   K2 (USA) LLC                                                           6.11         10/05/2007           1,786,573
    1,301,108   KESTREL FUNDING US LLC+++/-                                            5.10         02/25/2008           1,299,911
      226,280   KESTREL FUNDING US LLC+/-                                              5.15         04/25/2008             226,280
      339,420   KESTREL FUNDING US LLC                                                 5.88         10/09/2007             339,022
      905,119   LIBERTY STREET FUNDING CORPORATION                                     5.28         10/01/2007             905,119
    1,131,399   LINKS FINANCE LLC+++/-                                                 5.32         08/15/2008           1,129,679
    1,516,074   LIQUID FUNDING LIMITED+++/-                                            5.34         11/13/2007           1,516,074
    1,674,470   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008           1,675,843
      477,450   METLIFE GLOBAL FUNDING I+++/-                                          5.43         10/05/2007             477,450
    7,388,276   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $7,389,370)                                            5.33         10/01/2007           7,388,276
      104,654   MORGAN STANLEY SERIES EXL+/-                                           5.83         10/14/2008             104,544
    1,986,170   NORTH SEA FUNDING LLC                                                  5.36         10/15/2007           1,982,119
    1,131,399   NORTH SEA FUNDING LLC++                                                5.45         10/03/2007           1,131,071
    1,131,399   NORTHERN ROCK PLC+++/-SS.                                              5.78         11/04/2008           1,126,658
      302,943   PERRY GLOBAL FUNDING LLC SERIES A                                      5.59         10/11/2007             302,501
      644,897   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007             645,033
      565,699   PREMIUM ASSET TRUST SERIES 06-B++                                      5.50         12/16/2007             565,699
      429,932   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007             429,931
       91,530   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.19         03/24/2008              91,422
    1,810,238   REGENCY MARKETS #1 LLC++                                               5.21         10/12/2007           1,807,342
      859,863   REGENCY MARKETS #1 LLC++                                               5.25         10/04/2007             859,485
      452,559   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.55         10/05/2007             452,569
    1,606,586   SCALDIS CAPITAL LIMITED++                                              5.26         10/04/2007           1,605,879
    1,561,330   SCALDIS CAPITAL LIMITED                                                5.29         10/22/2007           1,556,553
    1,470,818   SEDNA FINANCE INCORPORATED                                             5.38         10/09/2007           1,469,097
      814,607   SEDNA FINANCE INCORPORATED+++/-                                        5.79         04/10/2008             814,086
      339,420   SHEFFIELD RECEIVABLES CORPORATION++                                    5.25         10/05/2007             339,223
      577,013   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.82         04/11/2008             577,013
      441,245   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/29/2008             441,171
      565,699   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.70         02/04/2008             566,180
      452,559   SLM CORPORATION+++/-                                                   5.81         05/12/2008             448,591
      701,467   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.36         04/03/2008             701,222
    1,131,399   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008           1,131,512
    1,131,399   TANGO FINANCE CORPORATION                                              5.37         10/04/2007           1,130,901
    1,380,306   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30         10/15/2007           1,377,491
      135,768   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.31         10/17/2007             135,452
      130,812   THE TRAVELERS INSURANCE COMPANY+/-                                     5.89         02/08/2008             130,810
      471,839   THUNDER BAY FUNDING INCORPORATED                                       5.32         10/25/2007             470,187
    1,107,006   THUNDER BAY FUNDING INCORPORATED++                                     5.33         10/02/2007           1,106,840
      181,024   TULIP FUNDING CORPORATION++                                            5.25         10/04/2007             180,944
      905,119   TULIP FUNDING CORPORATION                                              5.27         10/26/2007             901,815
      565,699   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.77         10/08/2008             564,647
      565,699   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.84         10/08/2008             564,664
      226,280   VERSAILLES CDS LLC++                                                   5.24         10/03/2007             226,214
      905,119   VERSAILLES CDS LLC                                                     5.39         10/16/2007             903,137
    1,131,399   VERSAILLES CDS LLC                                                     5.40         10/23/2007           1,127,767
      973,003   VICTORIA FINANCE LLC+++/-                                              5.32         07/28/2008             971,028

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     565,699   VICTORIA FINANCE LLC+++/-                                              5.34%        08/07/2008    $        565,699
    1,131,399   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008           1,131,512
      452,559   ZELA FINANCE CORPORATION                                               5.32         10/26/2007             450,904

                                                                                                                       116,576,266
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $121,940,365)                                                            121,940,365
                                                                                                                  -----------------
SHARES
SHORT-TERM INVESTMENTS: 7.63%
   64,954,579   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            64,954,579

TOTAL SHORT-TERM INVESTMENTS (COST $64,954,579)                                                                         64,954,579
                                                                                                                  -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $805,782,335)*                                     113.94%                                                  $    969,593,680

OTHER ASSETS AND LIABILITIES, NET                        (13.94)                                                      (118,589,651)
                                                         -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                  $    851,004,029
                                                         -------                                                  -----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(J) THE HOLDER OF AN EXCHANGEABLE EQUITY-LINKED NOTE WILL RECEIVE, AT THE NOTE'S MATURITY, SHARES OF THE REFERENCED EQUITY BASED ON THE FINAL INDEX VALUE OF THE EQUITY (OR THE CASH EQUIVALENT). THE INDEX VALUE AND MATURITY DATE ARE BOTH DEFINED IN THE TERMS OF THE NOTE.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $64,954,579.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                          STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS: (0.03%)
         (400)  WEATHERFORD INTERNATIONAL LIMITED CALL+                              $65.00         11/17/2007    $       (228,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(127,998))                                                              $       (228,000)
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 97.10%

AMUSEMENT & RECREATION SERVICES: 0.74%
      106,750   TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                  $      1,623,668
                                                                                                                  -----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.05%
       62,876   WRIGHT EXPRESS CORPORATION+<<                                                                            2,294,345
                                                                                                                  -----------------
BIOPHARMACEUTICALS: 0.72%
      112,400   APPLERA CORPORATION-CELERA GROUP+                                                                        1,580,344
                                                                                                                  -----------------
BUSINESS SERVICES: 24.58%
       70,032   BANKRATE INCORPORATED+<<                                                                                 3,229,876
       34,044   CAPELLA EDUCATION COMPANY+                                                                               1,903,400
       71,500   COGENT COMMUNICATIONS GROUP INCORPORATED+<<                                                              1,668,810
      104,750   DEALERTRACK HOLDINGS INCORPORATED+                                                                       4,386,930
       27,800   DIGITAL RIVER INCORPORATED+                                                                              1,244,050
      104,700   EPICOR SOFTWARE CORPORATION+                                                                             1,441,719
       72,200   FORRESTER RESEARCH INCORPORATED+                                                                         1,701,754
      304,300   GLOBAL CASH ACCESS INCORPORATED+                                                                         3,222,537
       32,681   HURON CONSULTING GROUP INCORPORATED+<<                                                                   2,373,294
       73,800   INTERNAP NETWORK SERVICES+<<                                                                             1,045,746
      288,900   LAWSON SOFTWARE INCORPORATED+<<                                                                          2,891,889
      214,374   MARCHEX INCORPORATED CLASS B<<                                                                           2,038,697
      373,240   ON ASSIGNMENT INCORPORATED+                                                                              3,486,062
       17,900   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                              949,953
       76,200   RSC HOLDINGS INCORPORATED+<<                                                                             1,249,680
      285,998   SECURE COMPUTING CORPORATION+                                                                            2,782,761
       70,087   SI INTERNATIONAL INCORPORATED+                                                                           2,002,386
      494,436   SKILLSOFT PLC ADR+                                                                                       4,444,980
      198,700   SYKES ENTERPRISES INCORPORATED+                                                                          3,300,407
       63,793   TALEO CORPORATION CLASS A+                                                                               1,620,980
       78,100   TELETECH HOLDINGS INCORPORATED+                                                                          1,867,371
       67,632   THE KNOT INCORPORATED+<<                                                                                 1,437,856
      141,800   THE TRIZETTO GROUP INCORPORATED+<<                                                                       2,482,918
       34,500   VALUECLICK INCORPORATED+<<                                                                                 774,870

                                                                                                                        53,548,926
                                                                                                                  -----------------
CASINO & GAMING: 0.82%
       65,500   PINNACLE ENTERTAINMENT INCORPORATED+                                                                     1,783,565
                                                                                                                  -----------------
CHEMICALS & ALLIED PRODUCTS: 5.30%
       18,000   CHATTEM INCORPORATED+<<                                                                                  1,269,360
       55,250   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                            3,056,430
      110,200   MGI PHARMA INCORPORATED+<<                                                                               3,061,356
      160,075   SCIELE PHARMA INCORPORATED+<<                                                                            4,165,152

                                                                                                                        11,552,298
                                                                                                                  -----------------
COMMUNICATIONS: 4.68%
       34,600   CBEYOND INCORPORATED+<<                                                                                  1,411,334
      133,100   LODGENET ENTERTAINMENT CORPORATION+<<                                                                    3,375,416
      100,150   NEUSTAR INCORPORATED CLASS A+<<                                                                          3,434,144
      158,100   PAETEC HOLDING CORPORATION+                                                                              1,971,507

                                                                                                                        10,192,401
                                                                                                                  -----------------
DEPOSITORY INSTITUTIONS: 0.31%
       29,110   WESTERN ALLIANCE BANCORP+<<                                                                                686,123
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
E-COMMERCE/SERVICES: 4.26%
      175,679   GSI COMMERCE INCORPORATED+<<                                                                      $      4,673,061
       51,830   PRICELINE.COM INCORPORATED+<<                                                                            4,599,913

                                                                                                                         9,272,974
                                                                                                                  -----------------
EDUCATIONAL SERVICES: 1.47%
       76,300   CORINTHIAN COLLEGES INCORPORATED+                                                                        1,213,933
       11,786   STRAYER EDUCATION INCORPORATED                                                                           1,987,473

                                                                                                                         3,201,406
                                                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.63%
       99,300   EVERGREEN SOLAR INCORPORATED+<<                                                                            886,749
      155,089   MICROSEMI CORPORATION<<                                                                                  4,323,881
      315,300   PMC-SIERRA INCORPORATED+<<                                                                               2,645,367
       91,500   POLYPORE INTERNATIONAL INCORPORATED+                                                                     1,286,490
       74,741   POWER INTEGRATIONS INCORPORATED+                                                                         2,220,555
       29,300   REGAL-BELOIT CORPORATION                                                                                 1,403,177
       30,376   SILICON LABORATORIES INCORPORATED+<<                                                                     1,268,502
       50,852   SIRENZA MICRODEVICES INCORPORATED+                                                                         879,231
       96,518   UNIVERSAL DISPLAY CORPORATION<<                                                                          1,710,299

                                                                                                                        16,624,251
                                                                                                                  -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 5.25%
       54,306   ADVISORY BOARD COMPANY+                                                                                  3,175,272
      123,739   EXELIXIS INCORPORATED+                                                                                   1,310,396
       38,050   IHS INCORPORATED+<<                                                                                      2,149,445
      207,217   RESOURCES CONNECTION INCORPORATED+<<                                                                     4,797,074

                                                                                                                        11,432,187
                                                                                                                  -----------------
FINANCIAL INSTITUTIONS: 0.69%
       52,400   DOLLAR FINANCIAL CORPORATION+                                                                            1,494,972
                                                                                                                  -----------------
FOOD & KINDRED  PRODUCTS: 0.53%
       93,500   SENOMYX INCORPORATED+<<                                                                                  1,145,375
                                                                                                                  -----------------
HEALTH SERVICES: 3.65%
      127,769   INVENTIV HEALTH INCORPORATED+<<                                                                          5,598,838
       59,800   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                    2,348,944

                                                                                                                         7,947,782
                                                                                                                  -----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.41%
       84,700   HHGREGG INCORPORATED+                                                                                      889,350
                                                                                                                  -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.09%
       23,777   GAYLORD ENTERTAINMENT COMPANY<<                                                                          1,265,412
      198,600   GREAT WOLF RESORTS INCORPORATED+                                                                         2,454,696
       81,900   RED LION HOTELS CORPORATION+                                                                               843,570

                                                                                                                         4,563,678
                                                                                                                  -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.24%
       49,105   ACTUANT CORPORATION CLASS A                                                                              3,190,352
      113,825   GARDNER DENVER INCORPORATED+                                                                             4,439,175
       30,800   KAYDON CORPORATION<<                                                                                     1,601,292

                                                                                                                         9,230,819
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS: 2.40%
       88,350   FIRST MERCURY FINANCIAL CORPORATION+                                                              $      1,900,409
       32,316   THE NAVIGATORS GROUP INCORPORATED+                                                                       1,753,143
       60,400   TOWER GROUP INCORPORATED                                                                                 1,581,272

                                                                                                                         5,234,824
                                                                                                                  -----------------
LEGAL SERVICES: 2.64%
      114,200  FTI CONSULTING INCORPORATED+<<                                                                            5,745,402
                                                                                                                  -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.56%
      124,900   BRUKER BIOSCIENCES CORPORATION+                                                                          1,099,120
       25,300   DRS TECHNOLOGIES INCORPORATED                                                                            1,394,536
       25,600   ESTERLINE TECHNOLOGIES CORPORATION<<                                                                     1,460,480
       55,400   EV3 INCORPORATED+<<                                                                                        909,668
      299,712   IXIA+                                                                                                    2,613,489
       22,717   ORTHOFIX INTERNATIONAL N.V.+                                                                             1,112,451
       98,045   SENORX INCORPORATED+                                                                                       836,324
       40,700   SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                                    1,451,769
       53,800   SONOSITE INCORPORATED+<<                                                                                 1,641,976
       91,422   SPECTRANETICS CORPORATION+<<                                                                             1,232,369
       86,568   STEREOTAXIS INCORPORATED+<<                                                                              1,193,773
      102,200   SYMMETRY MEDICAL INCORPORATED+                                                                           1,706,740
       31,499   VARIAN INCORPORATED+                                                                                     2,003,651

                                                                                                                        18,656,346
                                                                                                                  -----------------
MEDICAL EQUIPMENT & SUPPLIES: 1.50%
       95,701   NORTHSTAR NEUROSCIENCE INCORPORATED+<<                                                                   1,068,023
      114,958   PSS WORLD MEDICAL INCORPORATED+<<                                                                        2,199,147

                                                                                                                         3,267,170
                                                                                                                  -----------------
MOTION PICTURES: 0.65%
       75,800   CINEMARK HOLDINGS INCORPORATED                                                                           1,406,848
                                                                                                                  -----------------
OIL & GAS EXTRACTION: 1.76%
       48,500   CONCHO RESOURCES INCORPORATED+                                                                             718,285
      117,280   PETROHAWK ENERGY CORPORATION+<<                                                                          1,925,738
       69,400   VENOCO INCORPORATED+                                                                                     1,190,210

                                                                                                                         3,834,233
                                                                                                                  -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.37%
       34,100   DOLAN MEDIA COMPANY+                                                                                       828,630
      131,464   INNERWORKINGS INCORPORATED+<<                                                                            2,265,125
      125,647   SHUTTERFLY INCORPORATED+<<                                                                               4,009,396
      181,491   VISTAPRINT LIMITED+<<                                                                                    6,782,319

                                                                                                                        13,885,470
                                                                                                                  -----------------
REAL ESTATE: 0.78%
      143,014   HFF INCORPORATED CLASS A+                                                                                1,697,576
                                                                                                                  -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.25%
       19,300   DUFF & PHELPS CORPORATION+                                                                                354,155
       50,450   EVERCORE PARTNERS INCORPORATED CLASS A                                                                   1,326,331
       32,475   FCSTONE GROUP INCORPORATED+<<                                                                            1,047,968

                                                                                                                         2,728,454
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
TEXTILE MILL PRODUCTS: 0.89%
      107,600   INTERFACE INCORPORATED                                                                            $      1,942,180
                                                                                                                  -----------------
WHOLESALE TRADE-DURABLE GOODS: 1.88%
      126,300   INTERLINE BRANDS INCORPORATED+                                                                           2,903,637
       27,600   WESCO INTERNATIONAL INCORPORATED+                                                                        1,185,137

                                                                                                                         4,088,774
                                                                                                                  -----------------

TOTAL COMMON STOCKS (COST $188,932,528)                                                                                211,551,741
                                                                                                                  -----------------
COLLATERAL FOR SECURITIES LENDING: 47.02%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.07%
    1,425,934   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                              1,425,934
    1,425,934   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,425,934
    1,655,150   AIM SHORT-TERM INVESTMENT COMPANY- LIQUID ASSETS PORTFOLIO                                               1,655,150

                                                                                                                         4,507,018
                                                                                                                  -----------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 44.95%
$   1,140,747   ALPINE SECURITIZATION CORPORATION                                      5.30%        10/03/2007           1,140,417
      190,125   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30         10/02/2007             190,096
      950,623   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.30         10/24/2007             947,438
      475,311   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.03         10/25/2007             475,316
      475,311   BANCO SANTANDER TOTTA LOAN+/-++                                        5.76         10/15/2008             475,250
      475,311   BANK OF IRELAND SERIES EXTC+/-++                                       5.35         10/14/2008             474,594
      665,436   BANK OF MONTREAL                                                       5.08         10/22/2007             665,343
    1,711,121   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,711,378)                                            5.40         10/01/2007           1,711,121
      665,436   BARTON CAPITAL CORPORATION                                             5.23         10/02/2007             665,336
      627,411   BARTON CAPITAL CORPORATION                                             5.24         10/15/2007             626,131
      517,557   BARTON CAPITAL CORPORATION                                             5.27         10/19/2007             516,201
      950,623   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $950,763)              5.30         10/01/2007             950,623
    2,661,744   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $2,662,140)                        5.35         10/01/2007           2,661,744
      380,249   BNP PARIBAS+/-                                                         5.33         05/07/2008             379,979
    2,851,869   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,852,291)                                            5.33         10/01/2007           2,851,869
      204,618   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $204,648)                                              5.29         10/01/2007             204,618
      513,336   CAFCO LLC++                                                            5.20         10/02/2007             513,259
      285,187   CANCARA ASSET SECURITIZATION LIMITED++                                 5.19         10/17/2007             284,522
      646,424   CHARIOT FUNDING LLC                                                    5.18         10/18/2007             644,820
      665,436   CHARIOT FUNDING LLC++                                                  5.31         10/09/2007             664,657
      665,436   CHARIOT FUNDING LLC++                                                  5.37         10/04/2007             665,143
    1,235,810   CHEYNE FINANCE LLC+/-++                                                4.98         02/25/2008           1,183,893
      950,623   CHEYNE FINANCE LLC+/-++                                                5.29         05/19/2008             950,623
      190,125   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007             189,104
      209,612   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007             208,436
    3,246,034   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,246,515)                                            5.33         10/01/2007           3,246,034
       95,062   CLIPPER RECEIVABLES CORPORATION++                                      5.22         10/01/2007              95,062
       95,062   COMERICA BANK+/-                                                       5.82         02/08/2008              95,135
    6,071,798   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $6,072,700)                             5.35         10/01/2007           6,071,798
    1,140,747   CULLINAN FINANCE CORPORATION+/-++                                      5.11         02/25/2008           1,140,747
      475,311   CULLINAN FINANCE CORPORATION+/-++                                      5.32         02/12/2008             475,278
    1,425,934   CULLINAN FINANCE CORPORATION+/-++                                      5.32         08/04/2008           1,425,621

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   2,851,869   EBBETS FUNDING LLC++                                                   5.90%        10/01/2007    $      2,851,869
    1,045,685   ERASMUS CAPITAL CORPORATION++                                          5.34         10/10/2007           1,044,315
      190,125   ERASMUS CAPITAL CORPORATION++                                          5.65         10/01/2007             190,125
      950,623   FAIRWAY FINANCE CORPORATION++                                          5.25         10/10/2007             949,378
      760,498   FAIRWAY FINANCE CORPORATION++                                          5.30         10/05/2007             760,057
      475,311   FALCON ASSET SECURITIZATION CORPORATION                                5.35         11/06/2007             472,821
    1,901,246   FIVE FINANCE INCORPORATED+/-++                                         5.30         07/09/2008           1,899,820
      701,560   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.38         10/31/2007             698,494
      475,311   GALLEON CAPITAL LLC++                                                  5.25         10/02/2007             475,240
      779,511   GALLEON CAPITAL LLC++                                                  5.28         10/01/2007             779,511
      494,324   GALLEON CAPITAL LLC                                                    5.34         10/19/2007             493,029
      190,125   HARRIER FINANCE FUNDING LLC+/-                                         5.15         04/25/2008             190,125
      475,311   HARRIER FINANCE FUNDING LLC+/-++                                       5.31         01/11/2008             474,860
      950,623   HUDSON-THAMES LLC+/-++                                                 5.67         06/16/2008             951,459
    1,235,810   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.82         08/16/2008           1,235,810
      475,311   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             5.14         10/24/2008             474,945
   11,027,225   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $11,028,864)                       5.35         10/01/2007          11,027,225
    1,501,984   K2 (USA) LLC                                                           6.11         10/05/2007           1,501,113
    1,093,216   KESTREL FUNDING US LLC+/-++                                            5.10         02/25/2008           1,092,211
      190,125   KESTREL FUNDING US LLC+/-                                              5.15         04/25/2008             190,125
      285,187   KESTREL FUNDING US LLC                                                 5.88         10/09/2007             284,853
      760,498   LIBERTY STREET FUNDING CORPORATION                                     5.28         10/01/2007             760,498
      950,623   LINKS FINANCE LLC+/-++                                                 5.32         08/15/2008             949,178
    1,273,835   LIQUID FUNDING LIMITED+/-++                                            5.34         11/13/2007           1,273,835
    1,406,922   LIQUID FUNDING LIMITED+/-++                                            5.70         06/11/2008           1,408,075
      401,163   METLIFE GLOBAL FUNDING I+/-++                                          5.43         10/05/2007             401,163
    6,207,772   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $6,208,691)                                            5.33         10/01/2007           6,207,771
       87,933   MORGAN STANLEY SERIES EXL+/-                                           5.83         10/14/2008              87,840
    1,668,818   NORTH SEA FUNDING LLC                                                  5.36         10/15/2007           1,665,414
      950,623   NORTH SEA FUNDING LLC++                                                5.45         10/03/2007             950,347
      950,623   NORTHERN ROCK PLC+/-++SS.                                              5.78         11/04/2008             946,640
      254,539   PERRY GLOBAL FUNDING LLC SERIES A                                      5.59         10/11/2007             254,167
      541,855   PREMIUM ASSET TRUST+/-++                                               5.33         12/21/2007             541,969
      475,311   PREMIUM ASSET TRUST SERIES 06-B++                                      5.50         12/16/2007             475,311
      361,237   PYXIS MASTER TRUST SERIES 2007-3+/-++                                  5.51         11/27/2007             361,237
       76,905   RACERS TRUST SERIES 2004-6-MM+/-++                                     5.19         03/24/2008              76,814
    1,520,997   REGENCY MARKETS #1 LLC++                                               5.21         10/12/2007           1,518,563
      722,473   REGENCY MARKETS #1 LLC++                                               5.25         10/04/2007             722,155
      380,249   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.55         10/05/2007             380,257
    1,349,884   SCALDIS CAPITAL LIMITED++                                              5.26         10/04/2007           1,349,291
    1,311,860   SCALDIS CAPITAL LIMITED                                                5.29         10/22/2007           1,307,845
    1,235,810   SEDNA FINANCE INCORPORATED                                             5.38         10/09/2007           1,234,364
      684,448   SEDNA FINANCE INCORPORATED+/-++                                        5.79         04/10/2008             684,010
      285,187   SHEFFIELD RECEIVABLES CORPORATION++                                    5.25         10/05/2007             285,021
      484,818   SHIPROCK FINANCE SERIES 2007-4A+/-++                                   5.82         04/11/2008             484,818
      370,743   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/29/2008             370,680
      475,311   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.70         02/04/2008             475,715
      380,249   SLM CORPORATION+/-++                                                   5.81         05/12/2008             376,914
      589,386   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36         04/03/2008             589,180
      950,623   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.57         02/15/2008             950,718
      950,623   TANGO FINANCE CORPORATION                                              5.37         10/04/2007             950,205
    1,159,760   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30         10/15/2007           1,157,394
      114,075   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.31         10/17/2007             113,809
      109,911   THE TRAVELERS INSURANCE COMPANY+/-                                     5.89         02/08/2008             109,909
      396,448   THUNDER BAY FUNDING INCORPORATED                                       5.32         10/25/2007             395,060
      930,127   THUNDER BAY FUNDING INCORPORATED++                                     5.33         10/02/2007             929,988
      152,100   TULIP FUNDING CORPORATION++                                            5.25         10/04/2007             152,033
      760,498   TULIP FUNDING CORPORATION                                              5.27         10/26/2007             757,722
      475,311   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                     5.77         10/08/2008             474,427
      475,311   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.84         10/08/2008             474,442

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     190,125   VERSAILLES CDS LLC++                                                   5.24%        10/03/2007    $        190,069
      760,498   VERSAILLES CDS LLC                                                     5.39         10/16/2007             758,833
      950,623   VERSAILLES CDS LLC                                                     5.40         10/23/2007             947,571
      817,536   VICTORIA FINANCE LLC+/-++                                              5.32         07/28/2008             815,876
      475,311   VICTORIA FINANCE LLC+/-++                                              5.34         08/07/2008             475,311
      950,623   WHITE PINE FINANCE LLC+/-++                                            5.46         02/22/2008             950,718
      380,249   ZELA FINANCE CORPORATION                                               5.32         10/26/2007             378,863

                                                                                                                        97,949,613
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $102,456,631)                                                            102,456,631
                                                                                                                  -----------------

SHARES
SHORT-TERM INVESTMENTS: 3.64%
     7,935,922  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             7,935,922

TOTAL SHORT-TERM INVESTMENTS (COST $7,935,922)                                                                           7,935,922
                                                                                                                  -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $299,325,081)*                                     147.76%                                                  $    321,944,294

OTHER ASSETS AND LIABILITIES, NET                        (47.76)                                                      (104,063,817)
                                                         -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                  $    217,880,477
                                                         -------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,935,922.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 98.13%

AMUSEMENT & RECREATION SERVICES: 0.77%
       25,210   CENTURY CASINOS INCORPORATED+                                                                     $        153,655
                                                                                                                  -----------------
APPAREL & ACCESSORY STORES: 0.40%
       16,845   DELIA*S INCORPORATED+                                                                                       79,172
                                                                                                                  -----------------
BIOPHARMACEUTICALS: 2.68%
        5,370   CV THERAPEUTICS INCORPORATED+                                                                               48,223
      172,123   ENCORIUM GROUP INCORPORATED+                                                                               485,387

                                                                                                                           533,610
                                                                                                                  -----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.10%
       17,629   PALM HARBOR HOMES INCORPORATED+                                                                            220,010
                                                                                                                  -----------------
BUSINESS SERVICES: 10.53%
      113,245   3COM CORPORATION+                                                                                          559,430
       11,235   ABM INDUSTRIES INCORPORATED                                                                                224,475
        1,460   CITRIX SYSTEMS INCORPORATED+                                                                                58,867
        6,090   CLARUS CORPORATION+                                                                                         41,108
       50,815   HILL INTERNATIONAL INCORPORATED+                                                                           457,335
        5,203   HLTH CORPORATION+                                                                                           73,727
        6,310   IMS HEALTH INCORPORATED                                                                                    193,338
        4,515   KFORCE INCORPORATED+                                                                                        58,063
        6,970   SUN MICROSYSTEMS INCORPORATED+                                                                              39,102
       30,960   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                    315,792
        3,775   VIGNETTE CORPORATION+                                                                                       75,764

                                                                                                                         2,097,001
                                                                                                                  -----------------
CHEMICALS & ALLIED PRODUCTS: 2.19%
        1,685   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                 52,252
       26,870   ORASURE TECHNOLOGIES INCORPORATED+                                                                         270,044
       47,580   WELLMAN INCORPORATED                                                                                       114,192

                                                                                                                           436,488
                                                                                                                  -----------------
COMMUNICATIONS: 1.55%
       14,540   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                    143,219
       11,430   CINCINNATI BELL INCORPORATED+                                                                               56,464
       26,435   CITADEL BROADCASTING CORPORATION                                                                           109,970

                                                                                                                           309,653
                                                                                                                  -----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 3.56%
       42,180   CHAMPION ENTERPRISES INCORPORATED+                                                                         463,136
        2,350   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                           101,191
        6,635   COMFORT SYSTEMS USA INCORPORATED                                                                            94,217
        7,005   U.S. HOME SYSTEMS INCORPORATED+                                                                             50,086

                                                                                                                           708,630
                                                                                                                  -----------------
DEPOSITORY INSTITUTIONS: 1.87%
       15,105   FIRST SECURITY GROUP INCORPORATED                                                                          151,050
        2,875   MIDWEST BANC HOLDINGS INCORPORATED                                                                          42,464
       10,178   PACIFIC PREMIER BANCORP INCORPORATED+                                                                      107,581
        3,380   WESTERN UNION COMPANY                                                                                       70,879

                                                                                                                           371,974
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES: 0.59%
        6,970   EL PASO CORPORATION                                                                               $        118,281
                                                                                                                  -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.59%
        6,280   ALCATEL SA ADR                                                                                              63,930
       30,815   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                    64,095
        7,555   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                               193,485
       19,100   MICRON TECHNOLOGY INCORPORATED+                                                                            212,010
      136,165   MRV COMMUNICATIONS INCORPORATED+                                                                           337,689
        8,872   NORTEL NETWORKS CORPORATION ADR                                                                            150,647
        6,895   OSI SYSTEMS INCORPORATED+                                                                                  155,206
       35,070   POWER-ONE INCORPORATED+                                                                                    178,857
       22,650   RICHARDSON ELECTRONICS LIMITED                                                                             155,153

                                                                                                                         1,511,072
                                                                                                                  -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.54%
       12,385   SYMYX TECHNOLOGIES INCORPORATED+                                                                           107,626
                                                                                                                  -----------------
FURNITURE & FIXTURES: 0.56%
       10,945   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                                110,982
                                                                                                                  -----------------
HEALTH SERVICES: 2.25%
       12,830   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                     224,140
        3,465   MANOR CARE INCORPORATED                                                                                    223,146

                                                                                                                           447,286
                                                                                                                  -----------------
HOLDING & OTHER INVESTMENT OFFICES: 5.52%
       19,205   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                    305,936
        2,830   CAPSTEAD MORTGAGE CORPORATION                                                                               29,092
        2,605   DISCOVERY HOLDING COMPANY CLASS A+                                                                          75,154
       30,385   HILLTOP HOLDINGS INCORPORATED+                                                                             356,724
        4,975   SUN COMMUNITIES INCORPORATED                                                                               149,648
       13,080   UMH PROPERTIES INCORPORATED                                                                                182,074

                                                                                                                         1,098,628
                                                                                                                  -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.28%
       11,265   EMPIRE RESORTS INCORPORATED+                                                                                55,649
                                                                                                                  -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.49%
       17,870   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                               152,967
       18,276   CRAY INCORPORATED+                                                                                         131,584
       18,440   INTERMEC INCORPORATED+                                                                                     481,653
        3,065   LEXMARK INTERNATIONAL INCORPORATED+                                                                        127,289

                                                                                                                           893,493
                                                                                                                  -----------------
INSURANCE CARRIERS: 2.97%
       19,960   KMG AMERICA CORPORATION+                                                                                   118,163
        3,005   MERCURY GENERAL CORPORATION                                                                                162,060
       16,785   NORTH POINTE HOLDINGS CORPORATION+                                                                         182,453
       47,966   QUANTA CAPITAL HOLDINGS LIMITED+                                                                           129,508

                                                                                                                           592,184
                                                                                                                  -----------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.55%
       10,403   GEO GROUP INCORPORATED+                                                                                    308,033
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
LEATHER & LEATHER PRODUCTS: 0.40%
       17,945   BAKERS FOOTWEAR GROUP INCORPORATED+                                                               $         80,035
                                                                                                                  -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.30%
       42,180   ALLIED HEALTHCARE PRODUCTS INCORPORATED                                                                    285,137
       31,405   CREDENCE SYSTEMS CORPORATION+                                                                               97,041
        2,870   KENSEY NASH CORPORATION+                                                                                    74,936

                                                                                                                           457,114
                                                                                                                  -----------------
METAL MINING: 14.88%
       24,400   APEX SILVER MINES LIMITED+                                                                                 474,580
       29,685   GOLDCORP INCORPORATED                                                                                      907,174
        6,150   NEWMONT MINING CORPORATION                                                                                 275,090
       21,820   NOVAGOLD RESOURCES INCORPORATED+                                                                           360,248
       28,490   RANDGOLD RESOURCES LIMITED ADR+                                                                            947,008

                                                                                                                         2,964,100
                                                                                                                  -----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.36%
       47,595   BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           71,393
                                                                                                                  -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.82%
        7,240   ACCO BRANDS CORPORATION+                                                                                   162,466
                                                                                                                  -----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.05%
        1,575   COVENANT TRANSPORT INCORPORATED CLASS A+                                                                    10,631
                                                                                                                  -----------------
OIL & GAS EXTRACTION: 18.50%
        2,580   CANADIAN NATURAL RESOURCES LIMITED                                                                         195,435
       29,055   GLOBAL INDUSTRIES LIMITED+                                                                                 748,457
        8,570   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                 363,882
        8,320   HELMERICH & PAYNE INCORPORATED                                                                             273,146
       16,955   KEY ENERGY SERVICES INCORPORATED+                                                                          288,241
       16,715   MCMORAN EXPLORATION COMPANY+                                                                               224,817
        1,555   NEWFIELD EXPLORATION COMPANY+                                                                               74,889
       53,190   NEWPARK RESOURCES INCORPORATED+                                                                            285,098
        4,330   PETROQUEST ENERGY INCORPORATED+                                                                             46,461
        2,990   PIONEER NATURAL RESOURCES COMPANY                                                                          134,490
        4,360   PRIDE INTERNATIONAL INCORPORATED+                                                                          159,358
        4,802   RANGE RESOURCES CORPORATION                                                                                195,249
       29,120   TRILOGY ENERGY TRUST                                                                                       240,068
       13,355   WILLBROS GROUP INCORPORATED+                                                                               454,070

                                                                                                                         3,683,661
                                                                                                                  -----------------
PAPER & ALLIED PRODUCTS: 0.17%
        3,085   WAUSAU PAPER CORPORATION                                                                                    34,398
                                                                                                                  -----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.31%
        1,950   INTEROIL CORPORATION+                                                                                       61,620
                                                                                                                  -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.24%
        3,350   E.W. SCRIPPS COMPANY CLASS A                                                                               140,700
        9,230   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                 87,500
        2,986   MCCLATCHY COMPANY CLASS A                                                                                   59,660
        2,825   R.H. DONNELLEY CORPORATION                                                                                 158,257

                                                                                                                           446,117
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.39%
       16,305   CONSTAR INTERNATIONAL INCORPORATED+                                                               $         75,329
       58,996   INTERTAPE POLYMER GROUP INCORPORATED                                                                       200,585

                                                                                                                           275,914
                                                                                                                  -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.18%
        2,455   MARKETAXESS HOLDINGS INCORPORATED+                                                                          36,825
                                                                                                                  -----------------

SOCIAL SERVICES: 0.35%
        2,680   ABB LIMITED ADR                                                                                             70,296
                                                                                                                  -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.50%
       13,960   GENTEX CORPORATION                                                                                         299,302
                                                                                                                  -----------------

THEATERS & ENTERTAINMENT: 0.72%
        6,525   REGAL ENTERTAINMENT GROUP CLASS A                                                                          143,224
                                                                                                                  -----------------

TRANSPORTATION BY AIR: 1.31%
        8,270   AIRTRAN HOLDINGS INCORPORATED+                                                                              81,377
        3,795   ALASKA AIR GROUP INCORPORATED                                                                               87,627
       10,025   JETBLUE AIRWAYS CORPORATION+                                                                                92,431

                                                                                                                           261,435
                                                                                                                  -----------------

TRANSPORTATION EQUIPMENT: 0.83%
       19,395   FLEETWOOD ENTERPRISES INCORPORATED+                                                                        165,827
                                                                                                                  -----------------

WIRELESS COMMUNICATIONS: 0.83%
        9,350   AUTHORIZE.NET HOLDINGS INCORPORATED+                                                                       164,837
                                                                                                                  -----------------

TOTAL COMMON STOCKS (COST $18,446,045)                                                                                  19,542,622
                                                                                                                  -----------------
                                                                                             EXPIRATION DATE
WARRANTS: 1.14%
       61,910   HILL INTERNATIONAL INCORPORATED+                                                06/23/2008                 226,591

TOTAL WARRANTS (COST $77,562)                                                                                              226,591
                                                                                                                  -----------------

SHORT-TERM INVESTMENTS: 0.66%
      132,188   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               132,188
                                                                                                                  -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $132,188)                                                                               132,188
                                                                                                                  -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $18,655,795)*                                       99.93%                                                  $     19,901,401

OTHER ASSETS AND LIABILITIES, NET                          0.07                                                             13,197
                                                        --------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                  $     19,914,598
                                                        --------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $132,188.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 5.52%
$     270,000   AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
                CLASS A3                                                               5.27%        11/08/2011    $        270,713
       73,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2007-A8 CLASS A8              5.59         11/17/2014              74,380
       24,215   CALIFORNIA INFRASTRUCTURE PG&E-1 SERIES 1997-1 CLASS A8                6.48         12/26/2009              24,296
      103,352   CALIFORNIA INFRASTRUCTURE SCE-1 SERIES 1997-1 CLASS A7                 6.42         12/26/2009             103,541
      163,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3            5.03         10/15/2009             162,718
      150,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-1 CLASS A3A           5.00         04/15/2011             149,780
      216,000   CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                           3.22         06/15/2010             215,836
      340,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2007-A8 CLASS A8            5.65         09/20/2019             337,042
      141,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2006-1 CLASS A2                                                        5.68         07/25/2036             139,984
      160,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2006-2 CLASS A2                                                        5.56         09/25/2036             158,620
      213,185   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                CLASS A2A+/-                                                           5.17         12/25/2036             211,514
      214,064   CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A+/-                         5.86         09/15/2011             213,932
      358,000   COMET SERIES 2007-A7 CLASS A7                                          5.75         07/15/2020             359,146
       99,000   CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1
                CLASS A5                                                               6.21         12/30/2011             102,361
      260,000   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2          5.55         08/25/2021             257,999
       97,483   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3 CLASS
                2A1+/-                                                                 5.23         05/25/2047              96,805
      153,000   DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                      4.94         02/08/2012             152,170
       72,000   DISCOVER CARD MASTER TRUST I SERIES 2003-1 CLASS A3+/-                 5.89         04/16/2010              72,011
      976,000   DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1                     5.65         03/16/2020             974,253
      251,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++               5.26         04/25/2037             248,759
       11,446   FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                    3.48         11/15/2008              11,438
       24,574   FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                    4.17         01/15/2009              24,552
      239,000   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++             5.34         01/15/2010             238,940
      119,105   HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                5.29         01/18/2011             119,116
       57,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A3A                 5.04         01/17/2012              56,889
      197,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                  5.21         03/17/2014             197,000
       35,407   MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B         5.14         11/25/2035              35,172
      191,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7             2.65         11/15/2010             187,877
       32,398   MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A+/-             5.20         12/25/2035              32,291
      101,459   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-              5.17         01/25/2037             100,643
       95,929   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-             5.18         12/25/2036              95,288
       93,761   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS
                2A1S+/-                                                                5.24         02/25/2047              93,531
      335,000   NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-        5.80         08/15/2012             332,959
       62,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3             5.16         02/15/2010              61,947
       52,210   OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
                CLASS AF1                                                              5.42         12/25/2036              51,654
       94,406   RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                2003-RS7 CLASS AI6+/-                                                  5.34         08/25/2033              92,212
      212,000   SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                          4.41         07/25/2025             212,263
       28,355   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4              3.20         12/13/2010              27,973
       70,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4              5.52         11/12/2012              70,436
      124,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3              5.26         11/14/2011             124,096
      130,937   USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A4                           3.53         06/15/2011             129,647
       10,392   USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                           3.90         07/15/2009              10,352
      141,948   WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                       3.15         05/20/2011             141,782
       32,340   WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                       2.81         08/22/2011              32,170
       10,211   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                      4.25         06/17/2010              10,168
      197,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4               5.39         05/15/2013             198,389
       82,000   WORLD OMNI RECEIVABLES TRUST SERIES 2007-B CLASS A3A                   5.28         01/17/2012              82,513

TOTAL ASSET BACKED SECURITIES (COST $7,098,321)                                                                          7,097,158
                                                                                                                  -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 37.75%
      251,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                        5.42         04/15/2037             246,751
      100,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2002-PB2 CLASS B                                                       6.31         06/11/2035             104,367
      160,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2003-1 CLASS A2                                                        4.65         09/11/2036             155,467
      224,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2004-1 CLASS A4                                                        4.76         11/10/2039             216,144
       40,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2004-2 CLASS A5                                                        4.58         11/10/2038              38,193
       42,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2005-4 CLASS A5A                                                       4.93         07/10/2045              40,508

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      44,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2005-5 CLASS A4+/-                                                     5.12%        10/10/2045    $         43,012
      311,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2005-6 CLASS A4+/-                                                     5.18         09/10/2047             307,372
      264,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                SERIES 2004-ESA CLASS C++                                              4.94         05/14/2016             265,137
      157,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                SERIES 2005-T18 CLASS A4+/-                                            4.99         02/13/2042             151,579
       45,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
                CLASS A6                                                               4.83         11/11/2041              43,364
      190,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-PW15
                CLASS A3                                                               5.31         02/11/2044             187,143
      109,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS C+/-          5.29         04/15/2040             106,290
      307,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
                CLASS E+/-                                                             7.24         05/15/2032             310,388
       40,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
                CLASS C+/-                                                             7.71         08/15/2033              42,625
      222,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2004-LB3A CLASS B+/-                                                   5.28         07/10/2037             215,540
      304,529   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-        5.20         07/25/2036             304,003
      652,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2002-CKS4 CLASS A2                                              5.18         11/15/2036             650,405
      118,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2003-C4 CLASS A4+/-                                             5.14         08/15/2036             116,847
      226,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2004-C5 CLASS A4                                                4.83         11/15/2037             217,256
       82,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2005-C1 CLASS AAB                                               4.82         02/15/2038              80,692
       85,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2005-C2 CLASS A4                                                4.83         04/15/2037              81,477
       12,489   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS
                A1B+/-                                                                 7.30         06/10/2032              12,871
      724,000   FG IO                                                                  6.50         09/01/2037             731,887
    1,058,187   FHLB SERIES I7-2014 CLASS 1                                            5.34         03/20/2014           1,055,542
    1,052,077   FHLB SERIES VN-2015 CLASS A                                            5.46         11/27/2015           1,059,885
      235,000   FHLMC SERIES 2558 CLASS BD                                             5.00         01/15/2018             228,674
      318,491   FHLMC SERIES 2583 CLASS TD                                             4.50         12/15/2013             312,443
      185,000   FHLMC SERIES 2590 CLASS NU                                             5.00         06/15/2017             183,575
      139,794   FHLMC SERIES 2603 CLASS KT<<                                           4.75         07/15/2014             135,171
      357,346   FHLMC SERIES 2614 CLASS TD                                             3.50         05/15/2016             348,476
      166,000   FHLMC SERIES 2623 CLASS AJ                                             4.50         07/15/2016             162,444
       62,398   FHLMC SERIES 2631 CLASS MT                                             3.50         01/15/2022              62,166
      690,089   FHLMC SERIES 2632 CLASS NE<<                                           4.00         06/15/2013             672,706
      264,627   FHLMC SERIES 2645 CLASS MK                                             3.50         07/15/2022             263,222
      743,213   FHLMC SERIES 2647 CLASS PJ<<                                           3.25         06/15/2026             727,290
      298,000   FHLMC SERIES 2654 CLASS OY<<                                           4.50         12/15/2026             295,365
       45,612   FHLMC SERIES 2672 CLASS HA                                             4.00         09/15/2016              44,626
      257,000   FHLMC SERIES 2694 CLASS QG                                             4.50         01/15/2029             250,858
       45,701   FHLMC SERIES 2780 CLASS TB                                             3.00         12/15/2024              44,941
      201,000   FHLMC SERIES 2790 CLASS TN                                             4.00         05/15/2024             179,253
      216,000   FHLMC SERIES 2804 CLASS EB                                             5.50         07/15/2030             217,287
      213,281   FHLMC SERIES 2814 CLASS BD                                             4.00         04/15/2018             208,540
      216,270   FHLMC SERIES 2890 CLASS AP<<                                           3.75         12/15/2011             213,264
      104,987   FHLMC SERIES 2899 CLASS QY                                             4.00         10/15/2025             103,802
      158,692   FHLMC SERIES 2975 CLASS EA                                             5.00         05/15/2018             158,211
       35,581   FHLMC SERIES 3000 CLASS PA                                             3.90         01/15/2023              34,908
      217,236   FHLMC SERIES 3017 CLASS TA                                             4.50         08/15/2035             211,352
      371,519   FHLMC SERIES 3020 CLASS MA                                             5.50         04/15/2027             373,406
      159,946   FHLMC SERIES 3035 CLASS PA                                             5.50         09/15/2035             161,001
      178,000   FHLMC SERIES 3062 CLASS LC                                             5.50         11/15/2028             178,177
      131,132   FHLMC SERIES 3075 CLASS PA<<                                           5.50         07/15/2025             131,720
      173,697   FHLMC SERIES 3078 CLASS PA<<                                           5.50         07/15/2024             174,431
      175,000   FHLMC SERIES 3104 CLASS QC                                             5.00         09/15/2031             170,918
      257,000   FHLMC SERIES 3114 CLASS KC                                             5.00         02/15/2030             250,463
      329,131   FHLMC SERIES 3135 CLASS JA<<                                           6.00         09/15/2027             332,184
      354,302   FHLMC SERIES 3138 CLASS PA<<                                           5.50         02/15/2027             356,365
      497,695   FHLMC SERIES 3151 CLASS PA<<                                           6.00         03/15/2026             503,954
      173,000   FHLMC SERIES 3164 CLASS NC                                             6.00         12/15/2032             176,241
      864,259   FHLMC SERIES 3167 CLASS QA<<                                           6.00         10/15/2026             876,221

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     182,001   FHLMC SERIES 3171 CLASS NE                                             6.00%        05/15/2027    $        184,543
      345,990   FHLMC SERIES 3173 CLASS PH                                             6.00         09/15/2027             350,756
      204,786   FHLMC SERIES 3178 CLASS MA                                             6.00         10/15/2026             207,658
      329,167   FHLMC SERIES 3184 CLASS LA                                             6.00         03/15/2028             333,789
      293,906   FHLMC SERIES 3192 CLASS GA                                             6.00         03/15/2027             297,729
      323,000   FHLMC SERIES 3205 CLASS PC<<                                           6.00         09/15/2032             328,706
      268,241   FHLMC SERIES 3216 CLASS NA                                             6.00         05/15/2028             272,255
      138,000   FHLMC SERIES 3268 CLASS HC                                             5.00         12/15/2032             133,284
      388,000   FHLMC SERIES 3279 CLASS PB<<                                           5.50         09/15/2031             388,165
      337,000   FHLMC SERIES 3279 CLASS PH                                             6.00         02/15/2027             343,461
      235,000   FHLMC SERIES 3287 CLASS GC                                             5.50         08/15/2034             232,436
      447,195   FHLMC SERIES 3288 CLASS PA<<                                           5.50         05/15/2029             450,060
      152,000   FHLMC SERIES 3298 CLASS VB                                             5.00         11/15/2025             141,448
      191,000   FHLMC SERIES 3300 CLASS PB                                             5.50         02/15/2031             190,461
      132,000   FHLMC SERIES 3305 CLASS PD                                             5.50         11/15/2035             128,751
      175,275   FHLMC SERIES 3312 CLASS AP<<                                           5.50         11/15/2025             176,432
      242,000   FHLMC SERIES 3316 CLASS EB                                             5.50         06/15/2034             239,138
      354,000   FHLMC SERIES 3316 CLASS GC                                             5.50         05/15/2033             348,530
      492,712   FHLMC SERIES 3316 CLASS HA<<                                           5.00         07/15/2035             483,446
       91,000   FHLMC SERIES 3316 CLASS PB                                             5.50         03/15/2031              90,801
       30,000   FHLMC SERIES 3326 CLASS PC                                             5.50         08/15/2032              29,595
      330,000   FHLMC SERIES 3331 CLASS BP                                             5.50         02/15/2031             329,189
      715,153   FHLMC SERIES 3347 CLASS PA                                             5.00         06/15/2028             716,330
      642,000   FHLMC SERIES 3347 CLASS PB<<                                           5.00         11/15/2030             628,715
       42,000   FHLMC SERIES 3347 CLASS PC                                             5.00         07/15/2033              40,501
      274,000   FHLMC SERIES 3347 CLASS PD                                             5.00         09/15/2035             257,127
      392,556   FHLMC SERIES 3348 CLASS QA<<                                           6.00         06/15/2028             398,808
      384,000   FHLMC SERIES 3349 CLASS BP<<                                           6.00         03/15/2032             390,944
      686,000   FHLMC SERIES 3351 CLASS PJ                                             5.50         06/15/2022             691,441
    1,001,000   FHLMC SERIES 3351 CLASS PK<<                                           5.50         01/15/2032           1,003,380
      682,590   FHLMC SERIES 3356 CLASS PA<<                                           6.00         11/15/2026             692,849
      313,000   FHLMC SERIES G12827                                                    5.50         12/31/2049             313,098
      323,000   FHR SERIES 2542 CLASS ES                                               5.00         12/15/2017             316,395
      111,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                CLASS B                                                                6.42         12/12/2033             116,173
      100,644   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                             4.77         04/25/2012             100,127
       62,335   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                              3.81         11/25/2012              60,878
       47,000   FNMA SERIES 2003-108 CLASS BE                                          4.00         11/25/2018              43,400
      131,524   FNMA SERIES 2003-113 CLASS PN                                          3.50         02/25/2013             130,364
      305,097   FNMA SERIES 2003-123 CLASS AB<<                                        4.00         10/25/2016             298,533
       98,829   FNMA SERIES 2003-15 CLASS CH                                           4.00         02/25/2017              96,904
      141,000   FNMA SERIES 2003-16 CLASS PN                                           4.50         10/25/2015             139,664
       80,000   FNMA SERIES 2003-24 CLASS LC                                           5.00         12/25/2015              79,799
      258,901   FNMA SERIES 2003-30 CLASS ET                                           3.50         08/25/2016             252,786
      273,902   FNMA SERIES 2003-33 CLASS CH                                           4.00         07/25/2017             267,293
      366,631   FNMA SERIES 2003-34 CLASS QJ<<                                         4.50         01/25/2016             362,409
      672,000   FNMA SERIES 2003-86 CLASS OX<<                                         4.50         09/25/2026             664,852
       41,136   FNMA SERIES 2003-92 CLASS NM                                           3.50         04/25/2013              40,804
      294,000   FNMA SERIES 2003-92 CLASS PC<<                                         4.50         05/25/2015             290,749
      195,519   FNMA SERIES 2004-34 CLASS PI                                           3.50         05/25/2014             193,432
      289,000   FNMA SERIES 2005-20 CLASS QD<<                                         5.00         03/25/2028             287,813
      418,180   FNMA SERIES 2005-29 CLASS AD<<                                         4.50         08/25/2034             413,106
      157,558   FNMA SERIES 2005-38 CLASS CD                                           5.00         06/25/2019             156,556
      127,647   FNMA SERIES 2005-58 CLASS MA                                           5.50         07/25/2035             128,426
      267,378   FNMA SERIES 2006-112 CLASS QA                                          5.50         03/25/2033             268,548
      190,025   FNMA SERIES 2006-18 CLASS PA                                           5.50         01/25/2026             190,705
      194,026   FNMA SERIES 2006-31 CLASS PA                                           5.50         11/25/2026             194,849
      521,303   FNMA SERIES 2006-34 CLASS PA<<                                         6.00         05/25/2027             526,469
      142,793   FNMA SERIES 2006-41 CLASS MA<<                                         5.50         04/25/2024             143,176
       64,523   FNMA SERIES 2006-53 CLASS PA                                           5.50         12/25/2026              64,789
      219,340   FNMA SERIES 2006-55 CLASS PA<<                                         6.00         05/25/2026             221,630
      157,472   FNMA SERIES 2006-64 CLASS PA                                           5.50         02/25/2030             158,234
      434,643   FNMA SERIES 2006-80 CLASS PB<<                                         6.00         10/25/2027             440,235
      125,125   FNMA SERIES 2007-27 CLASS KA                                           5.75         09/25/2033             126,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     546,720   FNMA SERIES 2007-30 CLASS MA<<                                         4.25%        02/25/2037    $        532,037
      562,505   FNMA SERIES 2007-39 CLASS NA<<                                         4.25         01/25/2037             547,686
      172,651   FNMA SERIES 2007-62 CLASS PA                                           6.00         03/25/2029             175,180
      791,865   FNMA SERIES 2007-76 CLASS PA                                           6.00         05/25/2028             802,883
      261,168   FNMA SERIES 2007-80 CLASS TA                                           6.00         09/25/2026             264,563
      273,431   FNMA SERIES 2007-81 CLASS AE                                           6.00         08/25/2028             277,485
      321,207   FNMA SERIES 2007-B1 CLASS VA<<                                         5.50         04/25/2017             322,381
      301,000   FNR SERIES 2007-81 CLASS BE                                            6.00         12/25/2031             305,504
      104,665   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                CLASS A3                                                               6.03         08/11/2033             106,127
      185,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3
                CLASS A4+/-                                                            5.19         07/10/2039             182,084
      397,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
                CLASS A7A+/-                                                           4.97         07/10/2045             384,434
       59,064   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2004-C1 CLASS A1                                                       3.12         03/10/2038              58,198
       20,165   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2004-C2 CLASS A1                                                       3.90         08/10/2038              19,914
      481,261   GNMA SERIES 2004-88 CLASS MA<<                                         3.65         01/20/2028             474,729
      659,325   GNMA SERIES 2006-17 CLASS KY<<                                         5.00         04/20/2036             656,596
       60,331   GNMA SERIES 2006-3 CLASS A                                             4.21         01/16/2028              59,300
      268,000   GNMA SERIES 2006-33 CLASS NA                                           5.00         01/20/2036             252,911
      127,000   GNMA SERIES 2006-37 CLASS JG                                           5.00         07/20/2036             119,380
      165,588   GNMA SERIES 2006-8 CLASS A                                             3.94         08/16/2025             162,591
      342,000   GNMA SERIES 2007-7 CLASS PG                                            5.00         02/16/2037             320,157
       56,000   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
                1998-C1 CLASS B                                                        6.97         10/18/2030              56,698
      561,000   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
                1998-GLII CLASS A2                                                     6.56         04/13/2031             562,000
       74,000   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
                2004-GG2 CLASS A6+/-                                                   5.40         08/10/2038              73,657
      377,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2002-C2 CLASS A2                                                5.05         12/12/2034             374,084
       76,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2002-CIB5 CLASS A2                                              5.16         10/12/2037              75,732
      141,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2003-CB7 CLASS A4+/-                                            4.88         01/12/2038             137,592
      121,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2005-CB11 CLASS ASB+/-                                          5.20         08/12/2037             120,457
       81,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2005-CB13 CLASS AM+/-                                           5.51         01/12/2043              79,506
       74,398   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2005-LDP2 CLASS A1                                              4.33         07/15/2042              73,703
      167,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2005-LDP3 CLASS ASB+/-                                          4.89         08/15/2042             163,640
      300,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2006-CB17 CLASS ASB                                             5.42         12/12/2043             297,860
       55,000   LEHMAN BROTHERS UBS COMMERCIAL CONDUIT MORTGAGE TRUST SERIES
                1999-C2 CLASS B                                                        7.43         10/15/2032              57,466
      337,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                CLASS A4                                                               5.59         06/15/2031             342,702
      144,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
                CLASS A2                                                               3.48         07/15/2027             142,109
      106,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                CLASS A4+/-                                                            5.12         11/15/2032             104,759
       96,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C7
                CLASS AM+/-                                                            5.26         11/15/2040              93,436
      491,000   MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES
                2006-4 CLASS ASB+/-                                                    5.13         12/12/2049             480,042
      342,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A5+/-              4.86         10/12/2041             329,744
       65,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-MKB1 CLASS B+/-               5.28         02/12/2042              64,008
       82,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-              5.11         07/12/2038              78,988
      331,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-LC1 CLASS A4+/-               5.29         01/12/2044             327,364
      130,381   MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3                      5.52         12/15/2035             130,953
      249,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                      5.01         04/15/2038             245,854
      100,000   MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS B+/-                    4.76         09/13/2045              96,265
      248,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                     5.04         01/14/2042             245,458

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     405,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                  5.35%        11/14/2042    $        403,544
      696,111   US BANK NA SERIES 2007-1 CLASS A                                       5.92         05/25/2012             710,777
      167,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS
                A4                                                                     6.29         04/15/2034             174,255
      138,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                A4                                                                     4.98         11/15/2034             136,302
      291,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                A3+/-                                                                  4.96         08/15/2035             290,148
      243,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
                A2+/-++                                                                5.08         10/15/2035             239,342
      116,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
                A3                                                                     4.45         11/15/2035             114,335
      402,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS
                A4+/-                                                                  5.01         12/15/2035             394,462
       39,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS
                B+/-                                                                   5.11         12/15/2035              38,388
      815,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS
                A4                                                                     4.75         02/15/2041             783,973
      211,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS
                B+/-                                                                   5.31         01/15/2041             203,871
      195,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C12 CLASS
                A4+/-                                                                  5.41         07/15/2041             193,661
      113,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS
                B                                                                      4.89         10/15/2041             106,025
       96,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS
                A6                                                                     4.70         05/15/2044              91,136
      214,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                A7+/-                                                                  5.12         07/15/2042             209,225
      280,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS
                A4+/-                                                                  5.38         10/15/2044             276,423
      274,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS
                APB                                                                    6.00         06/15/2045             280,359

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $48,297,650)                                                            48,542,047
                                                                                                                  -----------------
CORPORATE BONDS & NOTES: 15.00%

BUSINESS SERVICES: 0.42%
      525,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       6.00         06/15/2012             541,351
                                                                                                                  -----------------
CHEMICALS & ALLIED PRODUCTS: 0.67%
      220,000   ABBOTT LABORATORIES                                                    5.88         05/15/2016             221,980
       50,000   BRISTOL MYERS SQUIBB COMPANY                                           5.88         11/15/2036              47,689
      175,000   ESTEE LAUDER COMPANIES INCORPORATED                                    5.55         05/15/2017             172,050
      190,000   JOHNSON & JOHNSON                                                      5.55         08/15/2017             193,017
      175,000   SCHERING-PLOUGH CORPORATION                                            6.55         09/15/2037             178,519
       55,000   TEVA PHARMACEUTICAL FINANCE LLC<<                                      6.15         02/01/2036              52,257

                                                                                                                           865,512
                                                                                                                  -----------------
COMMUNICATIONS: 2.05%
      380,000   AT&T INCORPORATED                                                      5.10         09/15/2014             367,709
      355,000   AT&T INCORPORATED                                                      6.15         09/15/2034             350,933
      485,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                     8.38         03/15/2013             543,606
       80,000   COMCAST CORPORATION<<                                                  6.30         11/15/2017              81,315
      145,000   COMCAST CORPORATION                                                    5.65         06/15/2035             129,450
       90,000   EMBARQ CORPORATION                                                     8.00         06/01/2036              95,894
      150,000   NEWS AMERICA HOLDINGS INCORPORATED                                     6.20         12/15/2034             141,224
      305,000   QWEST CORPORATION                                                      7.50         10/01/2014             317,200
      215,000   SPRINT CAPITAL CORPORATION                                             6.13         11/15/2008             216,582
       40,000   SPRINT CAPITAL CORPORATION                                             8.75         03/15/2032              45,870
       90,000   SPRINT NEXTEL CORPORATION                                              6.00         12/01/2016              86,447
      225,000   TIME WARNER ENTERTAINMENT COMPANY LP                                   8.38         07/15/2033             263,837

                                                                                                                         2,640,067
                                                                                                                  -----------------

DEPOSITORY INSTITUTIONS: 1.90%
      115,000   BAC CAPITAL TRUST XI                                                   6.63         05/23/2036             117,026
      180,000   BANK OF AMERICA CORPORATION                                            5.38         06/15/2014             178,002
      160,000   CAPITAL ONE FINANCIAL CORPORATION                                      6.75         09/15/2017             163,830
      455,000   CITIGROUP INCORPORATED                                                 3.63         02/09/2009             446,992
       95,000   CITIGROUP INCORPORATED                                                 5.10         09/29/2011              94,760
      320,000   CITIGROUP INCORPORATED<<                                               5.50         08/27/2012             323,556
      160,000   CITIGROUP INCORPORATED                                                 6.00         08/15/2017             163,716
      220,000   PNC FUNDING CORPORATION                                                5.25         11/15/2015             210,593
      160,000   WACHOVIA CORPORATION                                                   5.30         10/15/2011             160,743
      185,000   WACHOVIA CORPORATION<<                                                 4.88         02/15/2014             178,189

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$     160,000   WACHOVIA CORPORATION<<                                                 5.75%        06/15/2017    $        160,606
      108,000   WASHINGTON MUTUAL INCORPORATED                                         4.00         01/15/2009             106,075
      140,000   ZIONS BANCORP                                                          5.50         11/16/2015             134,442

                                                                                                                         2,438,530
                                                                                                                  -----------------
ELECTRIC, GAS & SANITARY SERVICES: 1.69%
      125,000   ALLEGHENY ENERGY SUPPLY++                                              8.25         04/15/2012             134,063
      110,000   CMS ENERGY CORPORATION                                                 6.55         07/17/2017             106,678
      135,000   COMMONWEALTH EDISON COMPANY                                            6.15         09/15/2017             135,802
      350,000   DPL INCORPORATED                                                       6.88         09/01/2011             366,494
      200,000   FIRSTENERGY CORPORATION SERIES B                                       6.45         11/15/2011             206,773
       80,000   FLORIDA POWER CORPORATION                                              6.35         09/15/2037              81,533
      200,000   KANSAS GAS & ELECTRIC                                                  5.65         03/29/2021             191,006
      130,000   MIDAMERICAN ENERGY HOLDINGS                                            6.13         04/01/2036             126,202
       55,000   MIDAMERICAN ENERGY HOLDINGS COMPANY++                                  6.50         09/15/2037              55,594
      300,000   NEVADA POWER COMPANY SERIES A                                          8.25         06/01/2011             326,004
       90,000   NEVADA POWER COMPANY SERIES M                                          5.95         03/15/2016              87,962
      135,000   PACIFICORP                                                             6.25         10/15/2037             134,831
      195,000   PUBLIC SERVICE COMPANY OF COLORADO                                     7.88         10/01/2012             215,729

                                                                                                                         2,168,671
                                                                                                                  -----------------
GENERAL MERCHANDISE STORES: 0.12%
      155,000   TARGET CORPORATION                                                     5.38         05/01/2017             148,665
                                                                                                                  -----------------
HEALTH SERVICES: 0.17%
      230,000   COVENTRY HEALTH CARE INCORPORATED                                      5.95         03/15/2017             222,419
                                                                                                                  -----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.42%
      490,000  ALLIED CAPITAL CORPORATION                                              6.63         07/15/2011             500,888
       40,000  ERP OPERATING LP                                                        5.50         10/01/2012              39,327

                                                                                                                           540,215
                                                                                                                  -----------------
INSURANCE CARRIERS: 1.09%
      100,000   ACE INA HOLDINGS INCORPORATED                                          5.70         02/15/2017              98,688
       90,000   ACE INA HOLDINGS INCORPORATED                                          6.70         05/15/2036              92,674
      200,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                              4.70         10/01/2010             198,340
      250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                   5.45         05/18/2017             243,333
      110,000   CIGNA CORPORATION                                                      6.15         11/15/2036             104,011
      202,000   LIBERTY MUTUAL GROUP++                                                 7.50         08/15/2036             207,056
      135,000   METLIFE INCORPORATED                                                   6.40         12/15/2036             128,365
      180,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                           5.70         12/14/2036             165,865
      160,000   WELLPOINT INCORPORATED                                                 5.88         06/15/2017             158,874

                                                                                                                         1,397,206
                                                                                                                  -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.20%
      245,000   CAPITAL ONE BANK SERIES BKNT                                           4.88         05/15/2008             244,351
       55,000   CAPITAL ONE FINANCIAL COMPANY                                          6.15         09/01/2016              53,653
      120,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                       6.15         08/07/2037             123,151
      275,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                        5.63         09/15/2017             274,925
      292,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       3.75         12/15/2009             284,401
      360,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                               6.00         10/01/2017             363,490
      195,000   JPMORGAN CHASE CAPITAL XXV                                             6.80         10/01/2037             195,297

                                                                                                                         1,539,268
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
OFFICE EQUIPMENT: 0.13%
$     165,000   XEROX CORPORATION                                                      5.50%        05/15/2012    $        163,422
                                                                                                                  -----------------
OIL & GAS EXTRACTION: 0.80%
      190,000   DEVON FINANCING CORPORATION                                            6.88         09/30/2011             200,848
       80,000   EL PASO NATURAL GAS COMPANY++                                          5.95         04/15/2017              78,131
       85,000   PEMEX PROJECT FUNDING MASTER TRUST                                     6.63         06/15/2035              87,590
       85,000   SOUTHERN NATURAL GAS COMPANY++                                         5.90         04/01/2017              82,722
      205,000   WEATHERFORD INTERNATIONAL INCORPORATED++                               5.95         06/15/2012             209,011
      215,000   WEATHERFORD INTERNATIONAL INCORPORATED++                               6.35         06/15/2017             218,711
      150,000   XTO ENERGY INCORPORATED                                                6.75         08/01/2037             156,515

                                                                                                                         1,033,528
                                                                                                                  -----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.20%
       80,000   MARATHON OIL CORPORATION                                               6.00         10/01/2017              80,116
      119,000   MARATHON OIL CORPORATION                                               6.60         10/01/2037             121,671
       55,000   TESORO CORPORATION++                                                   6.50         06/01/2017              54,588

                                                                                                                           256,375
                                                                                                                  -----------------
PHARMACEUTICALS: 0.49%
      600,000   WYETH                                                                  6.95         03/15/2011             628,829
                                                                                                                  -----------------
PRIMARY METAL INDUSTRIES: 0.06%
       70,000   CORNING INCORPORATED                                                   7.25         08/15/2036              73,403
                                                                                                                  -----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.82%
       85,000   DEVELOPERS DIVERS REALTY                                               5.38         10/15/2012              82,797
      250,000   HEALTH CARE PROPERTIES INVESTORS INCORPORATED                          5.65         12/15/2013             241,490
      135,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                  5.72         05/24/2010             133,794
      250,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                     5.75         06/15/2011             252,293
      125,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                     5.65         06/01/2014             123,607
       65,000   PROLOGIS TRUST                                                         5.25         11/15/2010              64,775
      160,000   PROLOGIS TRUST                                                         5.50         04/01/2012             158,177

                                                                                                                         1,056,933
                                                                                                                  -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.91%
      320,000   CREDIT SUISSE USA INCORPORATED                                         5.50         08/16/2011             323,252
      170,000   GOLDMAN SACHS CAPITAL II+/-                                            5.79         05/17/2049             160,862
       95,000   GOLDMAN SACHS CAPITAL INCORPORATED                                     6.35         02/15/2034              88,518
      120,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.88         01/15/2011             125,594
      170,000   GOLDMAN SACHS GROUP INCORPORATED                                       5.13         01/15/2015             163,228
       80,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.45         05/01/2036              78,059
      430,000   LAZARD GROUP LLC                                                       7.13         05/15/2015             434,300
      230,000   LAZARD GROUP LLC                                                       6.85         06/15/2017             226,304
      200,000   LEHMAN BROTHERS HOLDINGS                                               4.50         07/26/2010             194,638
       80,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                       5.75         05/17/2013              79,440
       59,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                       7.00         09/27/2027              60,409
      120,000   MERRILL LYNCH & COMPANY INCORPORATED                                   6.40         08/28/2017             123,815
      195,000   MORGAN STANLEY                                                         5.30         03/01/2013             191,924
      100,000   MORGAN STANLEY<<                                                       5.38         10/15/2015              95,975
      120,000   MORGAN STANLEY SERIES EMTN                                             5.45         01/09/2017             115,715

                                                                                                                         2,462,033
                                                                                                                  -----------------
TRANSPORTATION EQUIPMENT: 0.86%
      445,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                 6.50         11/15/2013             461,431
       75,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                 8.50         01/18/2031              92,968
      430,000   DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                   5.71         03/13/2009             427,177

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
TRANSPORTATION EQUIPMENT (continued)
$     130,000   DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN                      5.75%        09/08/2011    $        131,209

                                                                                                                         1,112,785
                                                                                                                  -----------------

TOTAL CORPORATE BONDS & NOTES (COST $19,376,070)                                                                        19,289,212
                                                                                                                  -----------------
FOREIGN CORPORATE BONDS@: 4.00%
      167,000   AMERICA MOVIL SA DE CV                                                 6.38         03/01/2035             163,955
      200,000   ASTRAZENECA PLC                                                        5.40         09/15/2012             201,572
      105,000   CANADIAN NATURAL RESOURCES LIMITED                                     5.70         05/15/2017             102,499
      140,000   CANADIAN NATURAL RESOURCES LIMITED<<                                   6.25         03/15/2038             135,054
      185,000   CONOCOPHILLIPS CANADA                                                  5.63         10/15/2016             184,284
      330,000   DELHAIZE GROUP++                                                       6.50         06/15/2017             332,815
      130,000   ENEL FINANCE INTERNATIONAL SA++                                        6.80         09/15/2037             132,376
      155,000   FRANCE TELECOM                                                         7.75         03/01/2011             166,613
       75,000   FRANCE TELECOM SA                                                      8.50         03/01/2031              96,398
      120,000   HSBC HOLDINGS PLC                                                      6.50         09/15/2037             120,784
      160,000   HUSKY ENERGY INCORPORATED                                              6.80         09/15/2037             164,190
      120,000   HUSKY OIL COMPANY                                                      7.55         11/15/2016             132,913
      150,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                              7.45         11/24/2033             168,649
      235,000   NATIONWIDE BUILDING SOCIETY++<<                                        5.50         07/18/2012             240,767
      390,000   PETROBRAS INTERNATIONAL FINANCE COMPANY<<                              6.13         10/06/2016             392,999
      250,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                 6.33         09/30/2027             241,978
       65,000   ROGERS CABLE INCORPORATED                                              5.50         03/15/2014              62,679
      270,000   ROGERS WIRELESS INCORPORATED<<                                         6.38         03/01/2014             272,748
      180,000   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.00         10/01/2014             173,900
      235,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++(E)                               6.99            --                  239,397
      170,000   ROYAL BANK OF SCOTLAND GROUP PLC SERIES MTN(E)                         7.64            --                  170,000
      360,000   TELEFONICA EMISIONES SAU                                               5.98         06/20/2011             366,265
       65,000   TELEFONICA EMISIONES SAU                                               6.22         07/03/2017              65,664
      240,000   TYCO INTERNATIONAL GROUP SA                                            6.38         10/15/2011             245,585
       31,000   TYCO INTERNATIONAL GROUP SA                                            6.88         01/15/2029              31,116
      173,000   VALE OVERSEAS LIMITED                                                  6.25         01/23/2017             174,937
      175,000   VODAFONE GROUP PLC                                                     5.63         02/27/2017             170,093
      200,000   WESTFIELD GROUP++                                                      5.40         10/01/2012             197,704

TOTAL FOREIGN CORPORATE BONDS@ (COST $5,153,033)                                                                         5,147,934
                                                                                                                  -----------------
FOREIGN GOVERNMENT BONDS@: 1.14%
      500,000   EMIRATE OF ABU DHABI++                                                 5.50         08/02/2012             507,500
      327,000   ITALY GOVERNMENT INTERNATIONAL BOND                                    5.38         06/15/2033             318,400
      360,000   QUEBEC PROVINCE                                                        5.13         11/14/2016             360,135
      162,000   UNITED MEXICAN STATES                                                  5.63         01/15/2017             161,514
      115,000   UNITED MEXICAN STATES SERIES MTNA                                      5.88         01/15/2014             118,393

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $1,443,257)                                                                        1,465,942
                                                                                                                  -----------------
AGENCY SECURITIES: 37.26%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.80%
      453,447   FHLMC #1J1419+/-<<                                                     6.53         12/01/2036             462,547
      227,747   FHLMC #1B3391+/-<<                                                     5.77         05/01/2037             229,443
      329,011   FHLMC #1G2598+/-<<                                                     6.16         01/01/2037             334,450
      375,244   FHLMC #1H1402+/-<<                                                     5.54         06/01/2037             378,148
      352,177   FHLMC #1J1389+/-<<                                                     6.69         11/01/2036             359,348
      405,688   FHLMC #1J1465+/-<<                                                     5.89         01/01/2037             406,690
      355,749   FHLMC #1J1578+/-<<                                                     6.01         04/01/2037             360,628
      423,863   FHLMC #1J1581+/-<<                                                     5.94         04/01/2037             429,109
      674,057   FHLMC #1J1647+/-<<                                                     5.92         04/01/2037             680,169
      254,333   FHLMC #1N0148+/-                                                       5.88         04/01/2036             256,886
      300,133   FHLMC #1N0287+/-<<                                                     6.63         11/01/2036             306,969
      114,151   FHLMC #B13150<<                                                        4.00         03/01/2019             107,946

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     148,691   FHLMC #E01279                                                          5.50%        01/01/2018    $        148,731
      206,324   FHLMC #E01445<<                                                        4.00         09/01/2018             195,119
      191,139   FHLMC #E01497<<                                                        5.50         11/01/2018             191,009
      166,532   FHLMC #E96462<<                                                        4.50         05/01/2018             160,720
      930,766   FHLMC #E97666<<                                                        4.00         07/01/2018             880,172
      420,366   FHLMC #G02455<<                                                        5.50         10/01/2030             413,159
      137,639   FHLMC #G11594<<                                                        5.50         08/01/2019             137,530
      641,029   FHLMC #G11658<<                                                        5.50         01/01/2020             639,837
      196,438   FHLMC #G11720                                                          4.50         08/01/2020             189,266
      317,026   FHLMC #G11940                                                          5.50         05/01/2020             316,436
      247,061   FHLMC #G11944                                                          5.50         07/01/2020             246,602
      300,678   FHLMC #G11983                                                          5.50         01/01/2020             300,119
      338,609   FHLMC #G12456<<                                                        4.00         10/01/2021             318,374
       74,592   FHLMC #G12457                                                          4.00         02/01/2020              70,310
      233,868   FHLMC #G12474<<                                                        5.50         01/01/2017             234,080
    1,026,861   FHLMC #G12545<<                                                        4.00         10/01/2021             965,497
      173,267   FHLMC #G12569                                                          4.00         05/01/2020             163,319
      127,466   FHLMC #G12570                                                          4.00         02/01/2021             119,849
      887,941   FHLMC #G12732<<                                                        4.00         06/01/2020             839,674
      405,000   FHLMC #G12791                                                          4.50         01/01/2020             390,865
      308,637   FHLMC #G30289<<                                                        7.00         09/01/2025             321,534
      408,106   FHLMC #G30341<<                                                        6.00         08/01/2026             410,537
    1,370,000   FHLMC #H09074<<                                                        6.50         09/01/2037           1,383,914
       88,476   FHLMC #J02372                                                          5.50         05/01/2020              88,406
       91,686   FHLMC #J02373<<                                                        5.50         05/01/2020              91,613
      107,653   FHLMC #J04514<<                                                        5.50         03/01/2017             107,672
      256,591   FHLMC #M30033                                                          4.50         04/01/2020             251,570

                                                                                                                        13,888,247
                                                                                                                  -----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 20.31%
      356,770   FNMA #190337<<                                                         5.00         07/01/2033             341,525
    1,956,101   FNMA #254828                                                           5.00         08/01/2033           1,872,511
      716,836   FNMA #254949<<                                                         5.00         11/01/2033             686,204
      105,638   FNMA #256559                                                           5.50         01/01/2017             105,723
       97,951   FNMA #256646                                                           5.50         03/01/2017              98,030
      342,183   FNMA #256682<<                                                         5.50         04/01/2017             342,457
      387,415   FNMA #256719<<                                                         5.50         05/01/2017             387,724
    1,122,029   FNMA #555592<<                                                         5.50         07/01/2033           1,102,152
      441,900   FNMA #688017<<                                                         5.50         03/01/2033             434,072
      368,121   FNMA #694406<<                                                         5.50         03/01/2033             361,600
       80,957   FNMA #699613                                                           5.50         06/01/2033              79,523
      707,049   FNMA #702005<<                                                         5.50         05/01/2033             694,524
      322,799   FNMA #725068                                                           5.50         01/01/2019             323,062
    1,086,726   FNMA #725222<<                                                         5.50         02/01/2034           1,067,474
      230,537   FNMA #725564                                                           4.49         04/01/2009             229,195
      924,973   FNMA #725610<<                                                         5.50         07/01/2034             907,855
      365,295   FNMA #725611<<                                                         5.50         06/01/2034             358,824
       88,675   FNMA #728720<<                                                         5.00         07/01/2033              84,886
      493,529   FNMA #728877<<                                                         5.00         08/01/2033             472,439
    1,111,670   FNMA #735224<<                                                         5.50         02/01/2035           1,091,976
      382,758   FNMA #735301<<                                                         4.00         03/01/2020             360,675
      866,097   FNMA #745018<<                                                         4.00         09/01/2020             816,130
      408,092   FNMA #745271                                                           4.50         09/01/2018             393,980
      953,695   FNMA #745314<<                                                         4.00         05/01/2034             862,012
      839,305   FNMA #745526                                                           6.00         05/01/2021             850,563
      348,166   FNMA #745666+/-                                                        6.41         07/01/2036             355,021
      292,581   FNMA #745743<<                                                         4.00         05/01/2021             274,986
      169,627   FNMA #822051+/-<<                                                      5.01         07/01/2035             168,494
       91,584   FNMA #835243+/-                                                        4.87         09/01/2035              90,493
      173,888   FNMA #868444+/-                                                        5.75         04/01/2036             173,140
      329,778   FNMA #888061+/-<<                                                      5.08         10/01/2036             327,132

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     950,902   FNMA #888091                                                           5.50%        12/01/2030    $        934,925
      565,180   FNMA #888202<<                                                         5.50         02/01/2017             565,631
       97,341   FNMA #888254+/-                                                        5.18         11/01/2036              96,370
       86,198   FNMA #888259+/-                                                        6.20         03/01/2037              87,583
    1,355,863   FNMA #888632<<                                                         5.00         04/01/2036           1,296,757
    2,104,021   FNMA #888659                                                           4.50         10/01/2020           2,031,264
      311,955   FNMA #906216+/-<<                                                      5.95         01/01/2037             312,247
      208,676   FNMA #917831+/-                                                        5.61         05/01/2037             208,582
      178,237   FNMA #917894+/-                                                        5.82         05/01/2037             179,629
      429,066   FNMA #922164+/-<<                                                      5.70         05/01/2037             432,948
    1,361,016   FNMA #928260<<                                                         4.00         03/01/2036           1,229,584
      267,875   FNMA #938180+/-<<                                                      5.84         06/01/2037             270,341
      327,775   FNMA #942301+/-                                                        5.78         07/01/2037             329,695
      358,003   FNMA #946609+/-                                                        5.90         09/01/2037             361,666
      799,000   FNMA TBA                                                               5.50         10/01/2020             797,003
    1,288,000   FNMA TBA%%                                                             5.50         11/01/2033           1,260,630

                                                                                                                        26,109,237
                                                                                                                  -----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 6.15%
      426,187   GNMA #3624<<                                                           5.50         10/20/2034             419,231
      797,952   GNMA #4018<<                                                           6.50         08/20/2037             815,469
      245,374   GNMA #4019<<                                                           7.00         08/20/2037             253,646
      160,000   GNMA #4030<<                                                           7.00         09/20/2037             165,394
      403,650   GNMA #782044                                                           6.50         12/15/2032             413,437
    1,269,271   GNMA #782048<<                                                         7.00         12/15/2034           1,332,908
    4,421,000   GNMA TBA                                                               6.50         10/01/2036           4,516,043

                                                                                                                         7,916,128
                                                                                                                  -----------------

TOTAL AGENCY SECURITIES (COST $47,828,751)                                                                              47,913,612
                                                                                                                  -----------------
US TREASURY SECURITIES: 8.53%

US TREASURY BONDS: 4.71%
      478,000   US TREASURY BOND<<                                                     8.88         02/15/2019             650,453
      368,000   US TREASURY BOND<<                                                     7.13         02/15/2023             456,723
    1,662,000   US TREASURY BOND                                                       6.25         08/15/2023           1,909,352
      395,000   US TREASURY BOND<<                                                     6.63         02/15/2027             480,017
      329,000   US TREASURY BOND<<                                                     6.25         05/15/2030             391,099
      384,000   US TREASURY BOND<<                                                     5.38         02/15/2031             411,060
    1,652,000   US TREASURY BOND                                                       4.50         02/15/2036           1,566,174
      157,000   US TREASURY BOND<<                                                     4.75         02/15/2037             154,829
       36,000   US TREASURY BOND<<                                                     5.00         05/15/2037              36,928

                                                                                                                         6,056,635
                                                                                                                  -----------------
US TREASURY NOTES: 3.82%
      220,000   US TREASURY NOTE<<                                                     4.63         10/31/2011             223,919
    1,439,000   US TREASURY NOTE<<                                                     4.13         08/31/2012           1,433,155
       82,000   US TREASURY NOTE<<                                                     3.63         05/15/2013              79,457
      647,000   US TREASURY NOTE                                                       4.50         05/15/2017             643,361
    2,497,000   US TREASURY NOTE<<                                                     4.75         08/15/2017           2,530,555

                                                                                                                         4,910,447
                                                                                                                  -----------------

TOTAL US TREASURY SECURITIES (COST $10,985,322)                                                                         10,967,082
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING: 41.86%

COLLATERAL INVESTED IN OTHER ASSETS: 41.86%
$   1,346,370   ALPINE SECURITIZATION CORPORATION                                      5.30%        10/03/2007    $      1,345,980
      168,296   AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.23         11/21/2007             168,253
        1,851   AMERICAN GENERAL FINANCE CORPORATION+/-                                5.48         01/18/2008               1,851
      504,889   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30         10/02/2007             504,813
      546,811   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.30         10/24/2007             544,980
      673,185   ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.12         04/25/2008             673,165
      420,741   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.03         10/25/2007             420,745
      504,889   BANK OF MONTREAL                                                       5.08         10/22/2007             504,818
    1,514,667   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,514,894)                                            5.40         10/01/2007           1,514,667
      841,481   BARTON CAPITAL CORPORATION                                             5.23         10/02/2007             841,355
      673,185   BARTON CAPITAL CORPORATION                                             5.24         10/15/2007             671,812
      841,481   BASF FINANCE EUROPE NV+/-++                                            5.35         10/17/2008             841,557
      420,741   BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.33         10/05/2007             420,741
      841,481   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $841,605)              5.30         10/01/2007             841,481
    2,103,704   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $2,104,017)                        5.35         10/01/2007           2,103,704
      812,030   BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.37         10/03/2007             812,030
      504,889   BNP PARIBAS+/-                                                         5.33         05/07/2008             504,530
      841,481   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $841,606)                                              5.33         10/01/2007             841,481
      252,444   CANCARA ASSET SECURITIZATION LIMITED++                                 5.19         10/17/2007             251,856
      252,444   CHARIOT FUNDING LLC++                                                  5.31         10/09/2007             252,149
      673,185   CHARIOT FUNDING LLC++                                                  5.37         10/04/2007             672,889
      479,644   CHEYNE FINANCE LLC+/-++                                                4.98         02/25/2008             459,495
      168,296   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007             167,393
    3,786,666   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,787,227)                                            5.33         10/01/2007           3,786,666
       84,148   CLIPPER RECEIVABLES CORPORATION++                                      5.22         10/01/2007              84,148
      378,667   CREDIT AGRICOLE SA                                                     5.49         02/25/2008             378,439
       38,540   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-            5.97         10/29/2007              38,563
    2,703,529   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,703,931)                             5.35         10/01/2007           2,703,529
      420,741   CULLINAN FINANCE CORPORATION+/-++                                      5.32         08/04/2008             420,648
      790,993   EBBETS FUNDING LLC++                                                   5.90         10/01/2007             790,993
      336,593   ERASMUS CAPITAL CORPORATION++                                          5.34         10/10/2007             336,152
    1,178,074   ERASMUS CAPITAL CORPORATION++                                          5.65         10/01/2007           1,178,074
      841,481   FAIRWAY FINANCE CORPORATION++                                          5.30         10/05/2007             840,993
      151,467   FAIRWAY FINANCE CORPORATION++                                          5.31         10/10/2007             151,268
      252,444   FALCON ASSET SECURITIZATION CORPORATION                                5.35         11/06/2007             251,122
      168,296   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.38         10/31/2007             167,561
      420,741   GALLEON CAPITAL LLC++                                                  5.25         10/02/2007             420,678
      504,889   GALLEON CAPITAL LLC++                                                  5.28         10/01/2007             504,889
      639,526   GALLEON CAPITAL LLC                                                    5.34         10/19/2007             637,850
      269,274   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.83         06/16/2008             269,274
      589,037   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.82         08/16/2008             589,037
    1,652,670   K2 (USA) LLC                                                           6.11         10/05/2007           1,651,711
      605,867   KESTREL FUNDING US LLC+/-++                                            5.10         02/25/2008             605,309
       42,074   LIBERTY LIGHT US CAPITAL+/-++                                          5.02         11/21/2007              42,022
      672,798   LIBERTY STREET FUNDING CORPORATION++                                   5.26         10/09/2007             672,011
    1,262,222   LIQUID FUNDING LIMITED+/-++                                            5.70         06/11/2008           1,263,257
       16,830   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              5.53         02/15/2008              16,836
       12,622   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.44         01/02/2008              12,620
      420,741   METLIFE GLOBAL FUNDING I+/-++                                          5.13         10/21/2008             420,349
      252,444   MORGAN STANLEY+/-                                                      5.32         04/07/2008             252,444
       36,184   MORGAN STANLEY+/-                                                      5.48         11/09/2007              36,178
    1,346,370   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,346,569)                                            5.33         10/01/2007           1,346,370

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   2,666,555   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,666,950)                                            5.33%        10/01/2007    $      2,666,555
      258,756   MORGAN STANLEY SERIES EXL+/-                                           5.83         10/14/2008             258,484
      420,741   NATEXIS BANQUES POPULAIRES+/-++                                        5.35         11/09/2007             421,052
    1,384,044   NATEXIS BANQUES POPULAIRES+/-                                          5.40         01/25/2008           1,384,113
      992,948   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.35         10/01/2007             992,948
      757,333   PERRY GLOBAL FUNDING LLC SERIES A                                      5.59         10/11/2007             756,228
      299,567   PREMIUM ASSET TRUST+/-++                                               5.50         07/15/2008             299,903
      790,235   RACERS TRUST SERIES 2004-6-MM+/-++                                     5.19         03/24/2008             789,301
    1,117,824   REGENCY MARKETS #1 LLC++                                               5.21         10/12/2007           1,116,035
      252,444   REGENCY MARKETS #1 LLC++                                               5.25         10/04/2007             252,333
      336,593   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.55         10/05/2007             336,599
    1,346,370   SCALDIS CAPITAL LIMITED++                                              5.26         10/04/2007           1,345,778
      260,859   SCALDIS CAPITAL LIMITED                                                5.29         10/22/2007             260,061
      302,933   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33         10/26/2007             302,900
      232,249   SHEFFIELD RECEIVABLES CORPORATION++                                    5.25         10/05/2007             232,114
      336,593   SLM CORPORATION+/-++                                                   5.81         05/12/2008             333,641
      673,185   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36         04/03/2008             672,950
    1,178,074   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.35         10/15/2007           1,175,671
      323,449   THE TRAVELERS INSURANCE COMPANY+/-                                     5.89         02/08/2008             323,442
      405,426   THUNDER BAY FUNDING INCORPORATED                                       5.31         10/09/2007             404,951
      252,444   THUNDER BAY FUNDING INCORPORATED                                       5.32         10/25/2007             251,561
    1,682,963   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.45         08/01/2008           1,682,963
      420,741   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.84         10/08/2008             419,971
       90,880   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.62         12/03/2007              90,896
       28,610   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.70         12/13/2007              28,614
      168,296   VERSAILLES CDS LLC                                                     5.39         10/16/2007             167,928
      622,696   VERSAILLES CDS LLC                                                     5.40         10/23/2007             620,697
      420,741   VICTORIA FINANCE LLC+/-++                                              5.34         08/07/2008             420,741
      420,741   VICTORIA FINANCE LLC+/-++                                              5.84         05/02/2008             420,741
        1,683   WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36         10/19/2007               1,683
      168,296   ZELA FINANCE CORPORATION                                               5.32         10/26/2007             167,681

                                                                                                                        53,829,271
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $53,829,271)                                                              53,829,271
                                                                                                                  -----------------

SHARES
SHORT-TERM INVESTMENTS: 3.47%
    4,455,970   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             4,455,970
                                                                                                                  -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,455,970)                                                                           4,455,970
                                                                                                                  -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $198,467,645)*                                     154.53%                                                  $    198,708,228

OTHER ASSETS AND LIABILITIES, NET                        (54.53)                                                       (70,120,793)
                                                         -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                  $    128,587,435
                                                         -------                                                  -----------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,455,970.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
SCHEDULE OF TBA SALE COMMITMENTS: (2.34%)
  (3,069,000)   FNMA TBA%%                                                            $5.50         10/01/2034    $     (3,005,702)

TOTAL SCHEDULE OF TBA SALE COMMITMENTS (COST $(3,011,205))                                                        $     (3,005,702)
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

VARIABLE TRUST NOTES

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 19, 2007

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:


1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 19, 2007

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust


                             By:      /s/ Karla M. Rabusch


                                      Karla M. Rabusch
                                      President
                             Date: November 19, 2007


                              By:     /s/ Stephen W. Leonhardt


                                      Stephen W. Leonhardt
                                      Treasurer
                             Date: November 19, 2007

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                             Wells Fargo Funds Trust



                             By:      /s/ Karla M. Rabusch


                                      Karla M. Rabusch
                                      President
                             Date: November 19, 2007


                             By:      /s/ Stephen W. Leonhardt


                                      Stephen W. Leonhardt
                                      Treasurer
                             Date: November 19, 2007